GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.5%
Angola(a)(b) – 0.8%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$ 197,000

Argentina(a) – 2.2%
Pluspetrol SA (NR/B3)
110,000	8.500	(b)	05/30/32	110,921
Tecpetrol SA (NR/B3)
30,000	7.625	(b)	01/22/33	30,405
Telecom Argentina SA (NR/NR)
90,000	9.250	(b)	05/28/33	91,586
Vista Energy Argentina SAU (NR/Caa1)
30,000	7.625		12/10/35	29,034
YPF SA (NR/NR)
90,000	8.250	(b)	01/17/34	90,522
10,000	8.250		01/17/34	10,058
YPF SA (NR/Caa1)
190,000	9.500	(b)	01/17/31	199,025

				561,551

Brazil – 6.2%
Acu Petroleo Luxembourg SARL (BB/Ba1)
230,661	7.500	(a)	07/13/35	230,661
Braskem Netherlands Finance BV (BB/NR)
200,000	4.500	(a)	01/10/28	171,740
Guara Norte SARL (NR/Baa3)
153,658	5.198		06/15/34	144,947
Petrobras Global Finance BV (BB/Ba1)
130,000	6.000	(a)	01/13/35	125,856
Raizen Fuels Finance SA (BBB/NR)
200,000	6.950	(a)(b)	03/05/54	185,300
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
270,193	9.500	(a)(c)	06/30/31	264,958
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	254,540
Suzano Austria GmbH (BBB-/NR)(a)
10,000	3.750		01/15/31	9,329
20,000	3.125		01/15/32	17,550
Vale Overseas Ltd. (BBB-/Baa2)
230,000	6.400	(a)	06/28/54	224,827

				1,629,708

Canada(a)(b) – 0.8%
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750		04/02/34	202,100

Chile(a) – 3.9%
AES Andes SA (BBB-/Baa3)
200,000	6.300		03/15/29	204,691
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	202,000
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	208,812
Interchile SA (NR/Baa1)
250,000	4.500		06/30/56	197,703

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile(a) – (continued)
Latam Airlines Group SA (BBB-/Ba2)
$200,000	7.875	%(b)	04/15/30	$ 203,106

				1,016,312

China(a)(c) – 0.1%
Huachen Energy Co. Ltd. (NR/WR)
24,641	4.650		12/29/26	15,878

Colombia – 5.8%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(a)(d)	04/22/31	177,200
Banco de Bogota SA (NR/Ba2)
200,000	6.250		05/12/26	200,600
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
200,000	8.625	(a)(d)	12/24/34	210,042
Ecopetrol SA (BB/Ba1)(a)
200,000	8.625		01/19/29	211,276
170,000	4.625		11/02/31	143,055
50,000	7.750		02/01/32	49,062
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
200,000	5.375	(a)	12/30/30	178,656
Grupo Nutresa SA (NR/Baa3)
330,000	8.000	(a)(b)	05/12/30	345,840

				1,515,731

Dominican Republic(a)(b) – 1.0%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba2)
260,000	7.000		06/30/34	269,667

Ghana(a)(b) – 0.7%
Kosmos Energy Ltd. (CCC/Caa1u)
260,000	8.750		10/01/31	192,400

Guatemala(a) – 2.3%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
200,000	4.875	(d)	01/29/31	198,438
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	193,760
Energuate Trust (NR/Ba2)
220,000	5.875		05/03/27	218,900

				611,098

Hong Kong(a) – 1.0%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625		07/17/27	259,350

Hungary(a)(d) – 0.8%
OTP Bank Nyrt (BB/Ba2) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	213,800

India – 5.0%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	193,000
CA Magnum Holdings (NR/B1)
200,000	5.375	(a)	10/31/26	198,245

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
IRB Infrastructure Developers Ltd. (NR/Ba2)
$200,000	7.110	%(a)(b)	03/11/32	$ 200,562
JSW Hydro Energy Ltd. (NR/Ba1)
142,000	4.125	(a)	05/18/31	129,930
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950	(a)	01/21/29	195,000
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	180,900
Vedanta Resources Finance II PLC (B/NR)
200,000	11.250	(a)(b)	12/03/31	209,500

				1,307,137

Israel(a) – 0.8%
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba1)
200,000	6.000		12/01/32	204,018

Ivory Coast(a)(b) – 0.8%
Endeavour Mining PLC (BB-/NR)
200,000	7.000		05/28/30	200,298

Jamaica(a)(b) – 0.8%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
200,000	6.750		12/15/36	201,750

Jordan – 1.0%
Hikma Finance USA LLC (BBB/WR)
250,000	3.250		07/09/25	249,775

Luxembourg – 1.9%
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	186,000
Rede D’or Finance SARL (BB+/NR)
320,000	4.500	(a)	01/22/30	302,900

				488,900

Macau(a) – 1.0%
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	267,975

Madagascar(a)(b) – 0.8%
Axian Telecom Holding & Management PLC (B+/NR)
200,000	7.250		07/11/30	199,300

Malaysia(a) – 0.7%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	179,500

Mauritius(a) – 0.9%
Axian Telecom (B+/NR)
240,000	7.375		02/16/27	242,400

Mexico – 8.2%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	303,150
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	192,376
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	207,422

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Cemex SAB de CV (BBB-/NR)
$200,000	3.875	%(a)	07/11/31	$ 183,858
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
200,000	4.375	(a)	07/22/31	155,900
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,850	7.250	(a)	01/31/41	201,042
Mexico City Airport Trust (BBB/Baa3)(a)
330,000	4.250		10/31/26	327,525
200,000	5.500		07/31/47	164,835
Orbia Advance Corp. SAB de CV (NR/Baa3)
200,000	6.800	(a)(b)	05/13/30	204,900
Petroleos Mexicanos (BBB/B3)
20,000	6.500		03/13/27	19,860
20,000	5.350		02/12/28	19,217
30,000	6.500		01/23/29	29,367
20,000	8.750	(a)	06/02/29	20,672
50,000	6.840	(a)	01/23/30	48,245
20,000	6.375		01/23/45	14,048
40,000	6.750		09/21/47	28,976
10,000	6.950	(a)	01/28/60	7,189

				2,128,582

Moldova(a)(b) – 0.8%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	201,438

Morocco(a) – 3.0%
OCP SA (BB+/Baa3)
200,000	7.500		05/02/54	199,294
OCP SA (BB+/NR)
200,000	3.750		06/23/31	179,400
260,000	5.125		06/23/51	197,275
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	205,538

				781,507

Netherlands – 2.4%
Minejesa Capital BV (NR/Baa3)
157,880	4.625		08/10/30	154,328
MV24 Capital BV (BB+/NR)
292,928	6.748		06/01/34	283,703
Prosus NV (BBB/Baa2)
200,000	3.680	(a)	01/21/30	187,850

				625,881

Nigeria – 3.5%
Access Bank PLC (NR/B3)
370,000	6.125		09/21/26	360,750
IHS Holding Ltd. (B+/NR)
220,000	7.875	(a)	05/29/30	220,482
SEPLAT Energy PLC (B/NR)
330,000	9.125	(a)(b)	03/21/30	327,215

				908,447

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Norway(a) – 1.5%
DNO ASA (NR/NR)
	$200,000	8.500%		03/27/30	$ 199,241
DNO ASA (NR/NR)
	200,000	9.250		06/04/29	204,600

					403,841

Panama(a) – 3.1%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
	200,000	4.000		08/11/41	150,750
	200,000	5.125		08/11/61	141,100
AES Panama Generation Holdings SRL (NR/Baa3)
	376,335	4.375		05/31/30	342,465
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	185,700

					820,015

Paraguay(a) – 1.9%
Banco Continental SAECA (NR/Baa3)
	300,000	2.750		12/10/25	296,153
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	199,688

					495,841

Peru(a) – 3.5%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	210,000	7.750	(b)	11/05/38	220,185
InRetail Consumer (BB+/Baa3)
	200,000	3.250		03/22/28	189,700
Niagara Energy SAC (BBB-/Baa3)
	200,000	5.746		10/03/34	197,625
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
	320,000	3.750		08/02/28	298,701

					906,211

Philippines(a)(d) – 0.9%
San Miguel Global Power Holdings Corp. (NR/NR) (1 yr. CMT + 6.404%)
	250,000	8.125		12/02/29	245,625

Romania(a)(d) – 2.4%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625		05/19/27	243,836
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	391,079

					634,915

Saudi Arabia – 1.9%
EIG Pearl Holdings SARL (NR/Aa3)
	$198,529	3.545		08/31/36	176,628
Saudi Arabian Oil Co. (NR/Aa3)(a)
	200,000	3.250		11/24/50	126,938
	200,000	5.750	(b)	07/17/54	186,260

					489,826

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Singapore – 1.5%
Continuum Energy Aura Pte. Ltd. (BB-/NR)
$200,000	9.500	%(a)	02/24/27	$ 205,750
LLPL Capital Pte. Ltd. (NR/Baa3)
181,800	6.875		02/04/39	184,982

				390,732

South Africa – 4.0%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
240,000	6.375	(a)(d)	05/27/26	238,200
Anglo American Capital PLC (BBB/Baa2)
200,000	6.000	(a)(b)	04/05/54	196,968
Bidvest Group U.K. PLC (NR/Ba2)
200,000	3.625	(a)	09/23/26	196,000
Eskom Holdings SOC Ltd. (BB-/Ba2)
200,000	4.314		07/23/27	194,650
Transnet SOC Ltd. (BB-/Ba3)
200,000	8.250		02/06/28	206,938

				1,032,756

Turkey – 6.4%
Akbank TAS (NR/B1)
210,000	7.498	(b)	01/20/30	212,888
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
320,000	3.375	(a)	06/29/28	287,501
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
200,000	9.750	(a)	07/25/29	200,250
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
263,590	9.500	(a)	07/10/36	260,625
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
200,000	8.250	(a)(b)	11/15/28	207,750
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
200,000	8.375	(a)(b)(d)	02/28/34	203,020
Yapi ve Kredi Bankasi AS (NR/NR)
310,000	7.250	(b)	03/03/30	309,457

				1,681,491

United Arab Emirates – 3.0%
Adnoc Murban Rsc Ltd. (AA/Aa2)
200,000	5.125	(a)(b)	09/11/54	181,125
DP World Crescent Ltd. (NR/Baa2)
200,000	5.500	(b)	05/08/35	201,250
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
400,000	4.500	(a)(d)	08/27/25	398,000

				780,375

United States(a) – 1.6%
GCC SAB de CV (BBB-/NR)
200,000	3.614		04/20/32	175,186
Las Vegas Sands Corp. (BB+/Baa3)
40,000	5.625		06/15/28	40,770
200,000	3.900		08/08/29	190,278
10,000	6.000		06/14/30	10,308

				416,542

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Uzbekistan – 2.3%
Ipoteka-Bank ATIB (BB-/NR)
$200,000	5.500%		11/19/25	$ 199,000
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.950	(b)	10/17/31	204,502
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950	(b)	07/24/29	209,250

				612,752

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
182,952	5.125		05/07/29	178,447

Zambia(a)(b) – 1.6%
First Quantum Minerals Ltd. (B/NR)
204,000	8.000		03/01/33	209,163
First Quantum Minerals Ltd. (B/NR)
200,000	9.375		03/01/29	211,930

				421,093

TOTAL CORPORATE OBLIGATIONS (Cost $23,589,376)				$24,381,965

Sovereign Debt Obligations – 4.2%
El Salvador(a) – 0.5%
El Salvador Government International Bonds (B-/B3u)
$150,000	7.125%		01/20/50	$ 125,437

Ivory Coast(b) – 0.7%
Ivory Coast Government International Bonds (BB/Ba2)
200,000	8.075		04/01/36	192,550

Oman – 0.8%
Oman Government International Bonds (BBB-/Ba1)
200,000	6.500		03/08/47	202,400

Paraguay(a) – 0.6%
Paraguay Government International Bonds (BB+/Baa3)
200,000	5.400		03/30/50	171,100

Uzbekistan – 1.6%
National Bank of Uzbekistan (BB-/NR)
200,000	4.850		10/21/25	198,888
Republic of Uzbekistan International Bonds (BB-/NR)
200,000	7.850	(b)	10/12/28	213,040

				411,928

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,086,358)				$ 1,103,415

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds
$30,000	4.750%	02/15/45	$ 29,845
30,000	5.000	05/15/45	30,821

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,267)			$ 60,666

Shares	Dividend Rate		Value

Investment Company(e) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
173,417	4.231%		$ 173,417
(Cost $173,417)

TOTAL INVESTMENTS – 98.6% (Cost $24,908,418)			$25,719,463

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			362,992

NET ASSETS – 100.0%			$26,082,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	646,796	EUR	549,217	09/23/25	$(3,783)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	8	09/30/25	$1,664,187	$6,168
20 Year U.S. Treasury Bonds	1	09/19/25	115,469	2,717

Total				$8,885

Short position contracts:
10 Year U.S. Treasury Notes	(2)	09/19/25	(224,250)	(369)
5 Year U.S. Treasury Notes	(2)	09/30/25	(218,000)	(76)
Ultra 10-Year U.S. Treasury Notes	(3)	09/19/25	(342,797)	(6,116)
Ultra Long U.S. Treasury Bonds	(2)	09/19/25	(238,250)	(6,317)

Total				$(12,878)

TOTAL FUTURES CONTRACTS				$(3,993)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	1.750%(c)	09/17/27	EUR	160	$(912)	$(862)	$(50)
2.000%(c)	6M EURO(b)	09/17/30		100	1,585	1,449	136
2.000(c)	6M EURO(b)	09/17/32		100	3,335	3,003	332
6M EURO(b)	2.000(c)	09/17/35		140	(9,048)	(8,172)	(876)
2.250(c)	6M EURO(b)	09/17/40		110	8,686	7,486	1,200

TOTAL					$3,646	$2,904	$742

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
RUB	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviation:
EURO	— Euro Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 68.0%
Angola – 1.1%
Angola Government International Bonds (B-/B3)
	$900,000	8.000%		11/26/29	$ 814,500
	450,000	8.750	(a)	04/14/32	396,788
	1,050,000	9.125		11/26/49	813,750
Angola Government International Bonds (NR/B3)
	320,000	8.250		05/09/28	302,160
	880,000	8.250	(a)	05/09/28	830,940
	1,130,000	9.375		05/08/48	895,525

					4,053,663

Argentina(b) – 2.5%
Argentina Republic Government International Bonds (CCC/NR)
	908,822	4.125	(c)	07/09/46	593,915
Argentina Republic Government International Bonds (CCC/NR)
EUR	108,079	0.500		07/09/29	104,587
	$44,413	1.000		07/09/29	37,046
	928,116	0.750	(c)	07/09/30	735,625
	2,415,877	4.125	(c)	07/09/35	1,621,053
	4,350,000	5.000	(c)	01/09/38	3,090,675
	5,094,455	3.500	(c)	07/09/41	3,161,109

					9,344,010

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	2,580,000	3.500		09/01/32	2,317,163

Bahamas(a) – 0.2%
Bahamas Government International Bonds (NR/B1)
	800,000	8.250		06/24/36	814,400

Bahrain – 1.3%
Bahrain Government International Bonds (B+/B2u)
	630,000	7.375	(a)	05/14/30	654,255
	560,000	5.625	(a)	09/30/31	531,473
	450,000	5.625		09/30/31	427,077
	230,000	5.450		09/16/32	213,325
	820,000	5.450	(a)	09/16/32	760,550
Bahrain Government International Bonds (B+/NR)
	1,110,000	6.750		09/20/29	1,128,737
	1,230,000	5.250		01/25/33	1,120,075

					4,835,492

Benin – 0.4%
Benin Government International Bonds (BB-/B1)
	350,000	7.960	(a)	02/13/38	329,875
	400,000	7.960		02/13/38	377,000
Benin Government International Bonds (BB-/B1u)
	430,000	8.375	(a)	01/23/41	412,370
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	555,446

					1,674,691

Bermuda(b) – 0.1%
Bermuda Government International Bonds (A+/A2)
	$580,000	3.375		08/20/50	382,220

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – 2.2%
Brazil Government International Bonds (BB/Ba1)
$1,290,000	6.000%		10/20/33	$ 1,279,035
1,040,000	6.125		03/15/34	1,031,940
1,660,000	6.625		03/15/35	1,675,770
1,518,000	5.625		01/07/41	1,351,020
2,510,000	4.750	(b)	01/14/50	1,761,769
1,350,000	7.125		05/13/54	1,289,925

				8,389,459

Chile(b) – 1.0%
Chile Government International Bonds (A/A2)
390,000	3.500		01/25/50	277,875
890,000	4.000		01/31/52	687,080
280,000	5.330		01/05/54	263,200
904,000	3.100		01/22/61	548,276
3,200,000	3.250		09/21/71	1,948,800

				3,725,231

Colombia(b) – 2.6%
Colombia Government International Bonds (BB/Baa3)
570,000	4.500		03/15/29	540,360
2,290,000	3.000		01/30/30	1,976,270
2,810,000	3.125		04/15/31	2,310,523
1,300,000	3.250		04/22/32	1,029,925
580,000	7.500		02/02/34	577,245
720,000	5.625		02/26/44	530,820
1,380,000	5.000		06/15/45	930,120
1,230,000	4.125		05/15/51	701,973
2,320,000	3.875		02/15/61	1,219,392

				9,816,628

Costa Rica – 1.3%
Costa Rica Government International Bonds (BB-/Ba3)
660,000	6.125		02/19/31	679,140
2,343,000	6.550	(a)(b)	04/03/34	2,434,377
470,000	5.625		04/30/43	420,298
930,000	7.000		04/04/44	950,692
460,000	7.300	(a)(b)	11/13/54	476,261

				4,960,768

Dominican Republic – 3.1%
Dominican Republic International Bonds (BB/Ba3)
940,000	5.500	(a)(b)	02/22/29	935,770
610,000	5.500	(b)	02/22/29	607,255
2,040,000	4.500	(a)	01/30/30	1,938,000
150,000	7.050	(b)	02/03/31	157,230
2,020,000	7.050	(a)(b)	02/03/31	2,117,364
940,000	4.875		09/23/32	867,150
150,000	6.600	(a)(b)	06/01/36	151,275
980,000	6.600	(b)	06/01/36	988,330
2,419,000	6.950	(a)(b)	03/15/37	2,467,682
199,000	6.850		01/27/45	197,209
360,000	6.400	(a)	06/05/49	338,715
840,000	5.875		01/30/60	706,335

				11,472,315

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – 1.5%
Ecuador Government International Bonds (B-/NR)
$1,462,360	0.000	%(a)(d)	07/31/30	$ 1,061,673
589,000	0.000	(d)	07/31/30	427,614
1,282,817	6.900	(c)	07/31/30	1,112,202
1,992,467	5.500	(a)(c)	07/31/35	1,447,527
2,310,000	5.000	(c)	07/31/40	1,451,258

				5,500,274

Egypt – 2.6%
Egypt Government International Bonds (B-/NR)(a)
1,090,000	8.625		02/04/30	1,101,445
270,000	9.450		02/04/33	272,092
Egypt Government International Bonds (B-/Caa1)
1,100,000	7.300		09/30/33	975,150
200,000	8.750		09/30/51	163,350
820,000	7.500		02/16/61	595,935
Egypt Government International Bonds (B-/Caa1u)
1,240,000	7.625		05/29/32	1,147,620
700,000	7.625	(a)	05/29/32	647,850
1,800,000	8.700		03/01/49	1,470,600
1,870,000	8.875	(a)	05/29/50	1,555,840
1,850,000	8.875		05/29/50	1,539,200
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	170,258

				9,639,340

El Salvador – 1.2%
El Salvador Government International Bonds (B-/B3)
470,000	9.650	(a)(b)	11/21/54	486,450
El Salvador Government International Bonds (B-/B3u)
380,000	8.625		02/28/29	396,293
630,000	8.250		04/10/32	638,190
610,000	7.650		06/15/35	592,157
810,000	7.625		02/01/41	746,820
830,000	7.125	(b)	01/20/50	694,087
650,000	9.500	(a)(b)	07/15/52	667,550
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	254,626

				4,476,173

Ghana(a) – 1.1%
Ghana Government International Bonds (CCC+/Caa2)
225,672	0.000	(d)	07/03/26	218,363
1,925,526	5.000	(c)	07/03/29	1,797,960
379,494	0.000	(d)	01/03/30	315,550
2,532,244	5.000	(c)	07/03/35	1,958,311

				4,290,184

Guatemala – 1.7%
Guatemala Government Bonds (BB+/Ba1)
1,030,000	4.375	(a)	06/05/27	1,013,005
416,000	5.250	(a)(b)	08/10/29	412,672
470,000	5.250	(b)	08/10/29	466,240
920,000	4.900	(b)	06/01/30	899,760
220,000	6.050	(a)(b)	08/06/31	223,520

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – (continued)
Guatemala Government Bonds (BB+/Ba1) – (continued)
	$430,000	7.050	%(b)	10/04/32	$ 456,875
	350,000	7.050	(a)(b)	10/04/32	371,875
	200,000	6.550	(a)(b)	02/06/37	201,400
	1,090,000	6.125	(a)(b)	06/01/50	986,723
	381,000	6.125	(b)	06/01/50	344,900
Guatemala Government Bonds (BB+/NR)
	1,120,000	4.650	(b)	10/07/41	889,476

					6,266,446

Hungary – 2.8%
Hungary Government International Bonds (BBB-/Baa2)
	210,000	5.250		06/16/29	211,575
	440,000	5.250	(a)	06/16/29	443,300
	200,000	5.375	(a)	09/26/30	201,350
	1,770,000	2.125		09/22/31	1,467,799
	1,360,000	6.250	(a)	09/22/32	1,413,407
	630,000	5.500	(a)	06/16/34	617,243
	1,450,000	5.500	(a)	03/26/36	1,394,567
	1,310,000	5.500		03/26/36	1,259,919
	180,000	7.625		03/29/41	202,352
	1,960,000	3.125		09/21/51	1,156,890
	580,000	6.750	(a)	09/25/52	590,283
	200,000	6.750		09/25/52	203,546
	490,000	6.750	(a)	09/23/55	493,920
Magyar Export-Import Bank Zrt (BBB-/NR)
	790,000	6.125	(a)(b)(e)	12/04/27	805,310

					10,461,461

Indonesia – 0.8%
Indonesia Government International Bonds (BBB/Baa2)
	926,000	6.625		02/17/37	1,032,837
	450,000	4.625		04/15/43	404,663
	1,260,000	3.200	(b)	09/23/61	795,690
	1,490,000	3.350		03/12/71	935,109

					3,168,299

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,016,250	5.800		01/15/28	1,001,006

Israel – 0.1%
State of Israel (A/Baa1)
	200,000	3.375		01/15/50	130,000
	670,000	3.800		05/13/60	434,830

					564,830

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB/Ba2)
	362,000	6.375		03/03/28	361,323
EUR	420,000	5.250		03/22/30	473,249
	$290,000	7.625		01/30/33	286,013
	2,220,000	6.125		06/15/33	2,018,824
	370,000	8.075	(a)	04/01/36	356,217
	680,000	8.250	(a)	01/30/37	652,378
	890,000	8.250		01/30/37	853,848

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – (continued)
Ivory Coast Government International Bonds (BB/NR)
	$114,467	5.750	%(b)(c)	12/31/32	$ 108,794

					5,110,646

Jamaica – 0.3%
Jamaica Government International Bonds (BB-/B1)
	1,060,000	7.875		07/28/45	1,239,326

Jordan – 0.6%
Jordan Government International Bonds (BB-/Ba3)
	1,045,000	5.750		01/31/27	1,036,149
	330,000	7.750		01/15/28	340,098
	480,000	7.500	(a)	01/13/29	489,825
	300,000	5.850	(a)	07/07/30	287,250

					2,153,322

Kazakhstan(a) – 0.6%
Kazakhstan Government International Bonds (BBB-/Baa1)
	1,510,000	4.714		04/09/35	1,459,075
Kazakhstan Government International Bonds (NR/Baa1)
	740,000	5.000		07/01/32	740,740

					2,199,815

Kenya – 0.9%
Republic of Kenya Government International Bonds (B-/Caa1u)
	550,000	9.750	(a)	02/16/31	557,733
	980,000	8.000		05/22/32	910,131
	200,000	8.000	(a)	05/22/32	185,741
	510,000	6.300		01/23/34	411,667
	653,000	9.500	(a)	03/05/36	612,677
	1,020,000	8.250		02/28/48	822,967

					3,500,916

Lebanon(f) – 0.2%
Lebanon Government International Bonds (D/NR)
	245,000	6.850		03/23/27	46,305
	173,000	6.650		11/03/28	32,697
	585,000	6.850		05/25/29	110,565
Lebanon Government International Bonds (NR/NR)
	665,000	7.000		03/20/28	125,619
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	51,030
	1,083,000	7.150		11/20/31	204,687

					570,903

Mexico – 2.5%
Mexico Bonos (NR/NR)
MXN	60,000,000	8.500		03/01/29	3,191,516
Mexico Government International Bonds (BBB/Baa2)(b)
	$610,000	6.350		02/09/35	623,725
	950,000	6.000		05/07/36	937,175
	1,240,000	4.280		08/14/41	953,870
EUR	1,110,000	2.125		10/25/51	692,334
	$1,250,000	6.338		05/04/53	1,149,375
	2,125,000	3.771		05/24/61	1,251,625
	760,000	3.750		04/19/71	431,680

					9,231,300

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mongolia – 0.7%
Mongolia Government International Bonds (B+/B2u)
	$700,000	3.500%		07/07/27	$ 654,369
	460,000	3.500	(a)	07/07/27	430,014
	720,000	8.650	(a)	01/19/28	753,300
	400,000	8.650		01/19/28	418,500
	200,000	7.875	(a)	06/05/29	207,500

					2,463,683

Morocco – 0.9%
Morocco Government International Bonds (BB+/Ba1u)
	420,000	2.375	(a)	12/15/27	395,325
	270,000	2.375		12/15/27	254,138
	670,000	5.950	(a)	03/08/28	686,415
EUR	100,000	1.500	(a)	11/27/31	101,267
	$490,000	3.000	(a)	12/15/32	414,785
	280,000	6.500		09/08/33	294,613
	1,230,000	4.000		12/15/50	834,862
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	455,972

					3,437,377

Nigeria – 2.5%
Nigeria Government International Bonds (B-/B3)
	1,815,000	6.500		11/28/27	1,796,850
	1,320,000	6.125		09/28/28	1,256,482
	1,070,000	8.375		03/24/29	1,076,687
	1,518,000	7.143		02/23/30	1,442,571
	310,000	9.625	(a)	06/09/31	323,854
	1,320,000	7.875		02/16/32	1,249,380
	310,000	10.375	(a)	12/09/34	325,810
	690,000	7.696	(a)	02/23/38	595,470
	520,000	7.625		11/28/47	415,350
	1,215,000	8.250		09/28/51	1,006,141

					9,488,595

Oman – 2.4%
Oman Government International Bonds (BBB-/Ba1)
	1,500,000	6.500		03/08/47	1,518,000
Oman Government International Bonds (NR/Ba1)
	740,000	6.750	(a)	10/28/27	771,717
	1,840,000	5.625		01/17/28	1,882,320
	1,580,000	6.000		08/01/29	1,653,470
	520,000	6.250		01/25/31	551,314
	680,000	7.375	(a)	10/28/32	768,808
	1,420,000	6.750	(a)	01/17/48	1,463,310
	250,000	6.750		01/17/48	257,625

					8,866,564

Pakistan – 1.2%
Pakistan Government International Bonds (CCC+/Caa2)
	1,170,000	6.875		12/05/27	1,105,650
	500,000	7.875		03/31/36	408,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – (continued)
Pakistan Government International Bonds (NR/Caa2)
	$320,000	8.250%		09/30/25	$ 319,245
	1,210,000	7.375		04/08/31	1,077,202
	1,480,000	8.875		04/08/51	1,210,908
Pakistan Water & Power Development Authority (CCC+/NR)
	590,000	7.500		06/04/31	472,000

					4,593,755

Panama – 1.6%
Panama Government International Bonds (BBB-/Baa3)(b)
	470,000	6.875		01/31/36	468,590
	1,510,000	4.500		04/16/50	1,016,320
	1,530,000	4.500		04/01/56	994,022
	3,101,000	3.870		07/23/60	1,767,570
	570,000	4.500		01/19/63	365,869
Panama Notas del Tesoro (BBB-/Baa3)
	1,460,000	3.750		04/17/26	1,446,670

					6,059,041

Paraguay – 1.3%
Paraguay Government International Bonds (BB+/Baa3)
	605,000	4.700	(a)	03/27/27	603,487
	340,000	4.950	(a)(b)	04/28/31	337,790
	2,509,000	2.739	(a)(b)	01/29/33	2,137,066
	1,390,000	5.400	(b)	03/30/50	1,189,145
	480,000	6.650	(a)(b)	03/04/55	480,000

					4,747,488

Peru – 1.9%
Peru Government Bonds (BBB/Baa1)
PEN	3,040,000	6.150		08/12/32	885,910
	2,770,000	5.400		08/12/34	737,887
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250	(b)	03/11/33	568,350
	$840,000	5.375	(b)	02/08/35	838,572
	190,000	6.550		03/14/37	205,956
	550,000	5.625		11/18/50	523,534
	1,580,000	2.780	(b)	12/01/60	848,460
	200,000	3.600	(b)	01/15/72	123,176
	2,390,000	3.230	(b)	07/28/21(g)	1,283,430
Peru Government International Bonds (NR/Baa1)
	1,100,000	5.500	(b)	03/30/36	1,102,200

					7,117,475

Poland – 1.4%
Bank Gospodarstwa Krajowego (NR/A2)
	1,380,000	6.250	(a)(e)	10/31/28	1,450,863
Republic of Poland Government International Bonds (A-/A2)(b)
	1,260,000	5.375		02/12/35	1,283,940
	690,000	5.500		04/04/53	641,873
	1,840,000	5.500		03/18/54	1,702,000

					5,078,676

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – 2.3%
Romania Government International Bonds (BBB-/Baa3)
	$1,420,000	6.625	%(a)	02/17/28	$ 1,464,091
	450,000	6.625		02/17/28	463,972
EUR	380,000	6.625		09/27/29	481,585
	250,000	3.624		05/26/30	279,672
	$560,000	3.000		02/14/31	478,520
	1,050,000	3.000	(a)	02/14/31	897,225
EUR	260,000	5.375		03/22/31	307,546
	$20,000	3.625	(a)	03/27/32	17,144
	1,240,000	6.375		01/30/34	1,213,960
	1,080,000	5.750		03/24/35	999,410
EUR	140,000	3.375		01/28/50	99,443
	$1,340,000	4.000		02/14/51	839,808
	740,000	7.625	(a)	01/17/53	749,946
	460,000	7.625		01/17/53	466,182

					8,758,504

Rwanda – 0.2%
Rwanda International Government Bonds (B+/B2)
	810,000	5.500		08/09/31	688,500

Saudi Arabia – 1.3%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	665,723
	1,160,000	4.625		10/04/47	964,609
	1,270,000	3.250		11/17/51	809,625
	1,360,000	5.000	(a)	01/18/53	1,154,640
	1,060,000	5.750		01/16/54	1,009,279
	200,000	3.750		01/21/55	136,000

					4,739,876

Senegal – 0.4%
Senegal Government International Bonds (B/B3)
EUR	230,000	4.750		03/13/28	214,034
	$1,180,000	7.750		06/10/31	866,934
	400,000	6.250		05/23/33	260,400
	200,000	6.750		03/13/48	119,750

					1,461,118

Serbia – 1.0%
Serbia International Bonds (BBB-/Ba2)
	1,920,000	2.125		12/01/30	1,618,620
EUR	240,000	1.650		03/03/33	231,733
	$680,000	6.500	(a)	09/26/33	714,513
	460,000	6.500		09/26/33	483,347
	480,000	6.000	(a)	06/12/34	483,780
EUR	290,000	2.050		09/23/36	258,555

					3,790,548

South Africa – 2.6%
Republic of South Africa Government Bonds (BB/Ba2)
ZAR	8,230,000	8.500		01/31/37	404,337
	4,910,000	9.000		01/31/40	239,618

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bonds (BB-/Ba2)
$2,220,000	4.850%		09/30/29	$ 2,135,018
290,000	5.875		06/22/30	288,840
1,290,000	5.875		04/20/32	1,258,801
590,000	7.100	(a)	11/19/36	583,953
530,000	6.250		03/08/41	460,570
1,140,000	5.375		07/24/44	863,550
430,000	5.000		10/12/46	300,463
1,130,000	5.750		09/30/49	848,630
900,000	7.300		04/20/52	810,900
390,000	7.950	(a)	11/19/54	371,670
200,000	7.950		11/19/54	190,600
Republic of South Africa Government International Bonds (NR/Ba2)
1,340,000	5.650		09/27/47	1,007,680

				9,764,630

Sri Lanka – 1.3%
Sri Lanka Government International Bonds (CCC+/Caa1)(a)
631,576	4.000		04/15/28	591,787
861,204	3.600	(c)	06/15/35	587,449
Sri Lanka Government International Bonds (NR/Caa1)(c)
750,232	3.100	(a)	01/15/30	668,085
120,000	3.100		01/15/30	106,861
1,635,421	3.350	(a)	03/15/33	1,320,602
747,693	3.600	(a)	05/15/36	607,501
1,295,891	3.600	(a)	02/15/38	1,055,665

				4,937,950

Trinidad and Tobago(a)(b) – 0.6%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
1,560,000	4.500		06/26/30	1,463,483
900,000	6.400		06/26/34	883,800

				2,347,283

Turkey – 4.0%
Republic of Turkiye (NR/B1)
290,000	6.500		01/03/35	273,688
Turkiye Government International Bonds (NR/B1)
780,000	5.250		03/13/30	742,365
2,200,000	5.950		01/15/31	2,115,300
1,280,000	5.875		06/26/31	1,217,920
1,100,000	7.125		02/12/32	1,100,066
1,530,000	7.125		07/17/32	1,528,133
2,550,000	6.500		09/20/33	2,442,262
1,902,000	7.625		05/15/34	1,949,550
1,750,000	6.000		01/14/41	1,442,875
980,000	4.875		04/16/43	690,655
2,000,000	5.750		05/11/47	1,499,500

				15,002,314

Ukraine – 1.4%
Ukraine Government International Bonds (CCC+/NR)
150,000	1.750	(c)	02/01/35	76,200
Ukraine Government International Bonds (CCC+/NR)(c)
223,742	0.000	(a)	02/01/30	107,002
1,456,099	0.000	(a)	02/01/34	557,686

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
Ukraine Government International Bonds (CCC+/NR)(c) – (continued)
	$1,697,309	1.750	%(a)	02/01/34	$ 874,114
	400,000	1.750		02/01/34	206,000
	576,562	0.000	(a)	02/01/35	270,173
	2,588,223	1.750	(a)	02/01/35	1,314,817
	232,801	0.000	(a)	02/01/36	108,835
	1,800,485	1.750	(a)	02/01/36	893,491
	420,000	1.750		02/01/36	208,425
Ukraine Government International Bonds (D/NR)
	648,000	7.750	(b)(h)	08/01/41	463,320

					5,080,063

United Arab Emirates – 0.5%
Abu Dhabi Government International Bonds (AA/NR)
	360,000	5.500	(a)	04/30/54	357,300
Emirate of Dubai Government International Bonds (NR/NR)
	1,890,000	3.900		09/09/50	1,334,283

					1,691,583

Uruguay – 1.0%
Oriental Republic of Uruguay (BBB+/Baa1)
	520,000	5.250	(b)	09/10/60	471,120
Uruguay Government International Bonds (BBB+/Baa1)
	1,925,920	5.750	(b)	10/28/34	2,033,772
	1,410,000	4.975		04/20/55	1,249,260

					3,754,152

Uzbekistan – 1.5%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,551,326
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	310,000	5.375	(a)	05/29/27	374,068
Republic of Uzbekistan International Bonds (BB-/NR)
	$550,000	7.850	(a)	10/12/28	585,860
	1,120,000	5.375		02/20/29	1,098,720
	200,000	3.700	(a)	11/25/30	177,750
	1,000,000	3.700		11/25/30	888,750
Republic of Uzbekistan International Bonds (NR/Ba3)
UZS	9,450,000,000	15.500	(a)	02/25/28	757,647

					5,434,121

Venezuela(f) – 0.4%
Venezuela Government International Bonds (NR/Cu)
	$176,000	11.750		10/21/26	35,200
	3,721,000	9.250		05/07/28	656,757
	1,920,000	11.950		08/05/31	361,920
Venezuela Government International Bonds (NR/WR)
	2,310,000	7.650		04/21/25	370,755

					1,424,632

Vietnam(b)(e) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
	280,000	1.000		10/10/25	273,582

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Zambia – 0.5%
Zambia Government International Bonds (CCC+/Caa2u)
$461,147	5.750	%(c)	06/30/33	$ 423,102
2,167,926	0.500		12/31/53	1,468,770

				1,891,872

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $251,175,107)				$254,053,663

Corporate Obligations – 24.6%
Angola(a)(b) – 0.2%
Azule Energy Finance PLC (NR/B2)
$930,000	8.125%		01/23/30	$ 916,050

Argentina(a)(b) – 0.1%
YPF SA (NR/NR)
520,000	8.250		01/17/34	523,016

Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
363,000	6.875		09/19/33	396,356
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	686,154

				1,082,510

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)
1,280,000	2.625		08/15/25	1,270,464

Brazil – 1.8%
Banco Bradesco SA (NR/Ba1)
490,000	6.500	(a)	01/22/30	507,885
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
310,000	8.748	(b)(h)	10/15/25	312,278
Brazil Minas SPE via State of Minas Gerais (BB/NR)
1,050,000	5.333	(a)(e)	02/15/28	1,040,434
BRF SA (NR/Ba2)
860,000	4.875	(b)	01/24/30	819,795
Itau Unibanco Holding SA (NR/Ba3) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	197,750
Raizen Fuels Finance SA (BBB/NR)(a)(b)
300,000	6.700		02/25/37	293,813
200,000	6.950		03/05/54	185,300
Raizen Fuels Finance SA (BBB/NR)(b)
500,000	5.700	(a)	01/17/35	468,125
200,000	5.700		01/17/35	187,250
Rede D’or Finance SARL (BB+/NR)
330,000	4.950	(b)	01/17/28	325,669
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
971,518	9.500	(b)(i)	06/30/31	952,695
Sitios Latinoamerica SAB de CV (NR/Baa3)
390,000	5.375	(b)	04/04/32	381,810
Vale Overseas Ltd. (BBB-/Baa2)(b)
710,000	6.125		06/12/33	741,467
150,000	6.400		06/28/54	146,627

				6,560,898

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile – 1.4%
Banco del Estado de Chile (BBB-/Baa3)(b)(h)
(5 yr. CMT + 3.228%)
$600,000	7.950	%(a)	05/02/29	$ 626,436
(5 yr. CMT + 3.228%)
910,000	7.950		05/02/29	950,095
Corp. Nacional del Cobre de Chile (BBB+/Baa2)
480,000	6.330	(a)(b)	01/13/35	495,883
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	355,050
GNL Quintero SA (BBB+/Baa2)
561,376	4.634		07/31/29	555,762
Inversiones CMPC SA (BBB/Baa3)(b)
200,000	3.850		01/13/30	189,750
540,000	6.125	(a)	06/23/33	554,008
Inversiones CMPC SA (BBB/NR)
200,000	6.125	(a)(b)	02/26/34	204,625
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	995,219
130,000	7.875		04/15/30	132,019

				5,058,847

China – 0.0%
China Aoyuan Group Ltd. (NR/NR)
8,063	0.000	(b)(d)	09/30/28	133
35,892	5.500	(i)	09/30/31	431
90,223	0.000	(c)	12/31/99	677
Easy Tactic Ltd. (NR/NR)
441,613	6.500	(b)(f)	07/11/28	10,488
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(f)	03/02/24	9,350
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(f)	06/01/23	5,500
Redsun Properties Group Ltd. (NR/WR)
220,000	9.700	(b)(f)	04/16/23	3,300
Yuzhou Group Holdings Co. Ltd. (NR/WR) (-1X 5 yr. CMT + 8.527%)
2,020,000	5.375	(b)(f)(h)	09/29/25	30,300

				60,179

Colombia – 1.1%
Banco Davivienda SA (NR/NR) (5 yr. CMT + 4.588%)
400,000	8.125	(a)(b)(h)	07/02/35	402,320
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	351,050
660,000	6.250		05/12/26	661,980
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
550,000	8.625	(b)(h)	12/24/34	577,615
Ecopetrol SA (BB/Ba1)(b)
110,000	8.625		01/19/29	116,202
210,000	6.875		04/29/30	207,480
20,000	4.625		11/02/31	16,830
15,000	7.750		02/01/32	14,719
Grupo Nutresa SA (NR/Baa3)(a)(b)
1,454,000	8.000		05/12/30	1,523,792
320,000	9.000%		05/12/35	346,136

				4,218,124

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Czech Republic(a)(b) – 0.2%
Czechoslovak Group AS (BB+/Ba1)
$720,000	6.500%		01/10/31	$ 725,850

Ghana(a)(b) – 0.2%
Kosmos Energy Ltd. (CCC/Caa1u)
730,000	7.750		05/01/27	644,181
310,000	8.750		10/01/31	229,400

				873,581

Guatemala(b) – 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
1,000,000	5.250		04/27/29	968,800

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
61,328	8.500		09/30/29	920
(PIK 9.000%, Cash 8.000%)
49,828	9.000		09/30/30	747
(PIK 9.800%, Cash 8.800%)
65,523	9.800		09/30/31	1,442

				3,109

India – 0.7%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	233,835
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
270,000	4.375		07/03/29	252,788
CA Magnum Holdings (NR/B1)
830,000	5.375	(b)	10/31/26	822,717
JSW Hydro Energy Ltd. (NR/Ba1)
631,900	4.125	(b)	05/18/31	578,188
Reliance Industries Ltd. (BBB+/Baa2)
770,000	2.875	(a)	01/12/32	682,258

				2,569,786

Indonesia – 0.7%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	266,185
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
560,000	5.800	(a)(b)	05/15/50	522,480
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	343,489
920,000	6.000		05/03/42	904,949
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	432,791

				2,469,894

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Jamaica(b) – 0.4%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
$1,020,000	6.750	%(a)	12/15/36	$ 1,028,925
400,000	6.750		12/15/36	403,500

				1,432,425

Kazakhstan(a)(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500		04/14/33	1,588,159

Kuwait(b)(h) – 0.1%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	212,025

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	242,320
302,000	4.500		01/22/30	285,862

				528,182

Malaysia(b) – 0.8%
Petronas Capital Ltd. (A-/A2)
920,000	3.500		04/21/30	883,899
1,130,000	5.340	(a)	04/03/35	1,156,566
1,020,000	4.550	(a)	04/21/50	864,226

				2,904,691

Mexico – 4.3%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h)
(10 yr. CMT + 4.299%)
1,100,000	8.750		05/20/35	1,111,550
(5 yr. CMT + 4.643%)
790,000	5.875		01/24/27	771,237
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(h)	01/18/33	529,034
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(a)(b)
1,060,000	6.050		01/15/29	1,105,527
340,000	6.400		01/15/34	363,494
340,000	5.375		01/09/36	335,920
Cemex SAB de CV (BBB-/NR)
400,000	5.450	(b)	11/19/29	401,200
Cemex SAB de CV (NR/NR) (5 yr. CMT + 3.520%)
880,000	7.200	(a)(b)(h)	06/10/30	890,120
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)(b)
248,563	7.250	(a)	01/31/41	251,303
715,860	7.250		01/31/41	723,753
Mexico City Airport Trust (BBB/Baa3)(b)
620,000	4.250	(a)	10/31/26	615,350
1,310,000	3.875	(a)	04/30/28	1,270,045
280,000	5.500	(a)	10/31/46	231,245
522,000	5.500		10/31/46	431,107
1,109,000	5.500		07/31/47	914,010

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/B3)
	$514,000	6.490	%(b)	01/23/27	$ 510,402
	180,000	6.500		03/13/27	178,740
	240,000	5.350		02/12/28	230,604
	360,000	6.500		01/23/29	352,400
	320,000	8.750	(b)	06/02/29	330,746
	330,000	6.840	(b)	01/23/30	318,417
	654,000	5.950	(b)	01/28/31	589,646
	170,000	6.700	(b)	02/16/32	157,828
	240,000	6.375		01/23/45	168,571
	370,000	5.625		01/23/46	244,200
	1,550,000	6.750		09/21/47	1,122,820
	1,210,000	6.350		02/12/48	842,039
	1,673,000	6.950	(b)	01/28/60	1,202,720

					16,194,028

Morocco(b) – 0.9%
OCP SA (BB+/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,231,103
	1,320,000	7.500		05/02/54	1,315,340
OCP SA (BB+/NR)
	1,150,000	5.125		06/23/51	872,562

					3,419,005

Netherlands – 0.6%
Minejesa Capital BV (NR/Baa3)
	292,078	4.625		08/10/30	285,506
MV24 Capital BV (BB+/NR)
	739,643	6.748	(a)	06/01/34	716,352
NE Property BV (BBB/NR)(b)
EUR	530,000	1.875		10/09/26	616,223
	450,000	3.375		07/14/27	533,624

					2,151,705

Nigeria(a)(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	$400,000	6.250		11/29/28	389,750
	360,000	8.250		11/29/31	363,377

					753,127

Norway(b) – 0.3%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	996,205

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000		08/11/41	708,525
	2,130,000	5.125		08/11/61	1,502,715
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950		07/29/35	357,265
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	1,970,000	2.375	(b)	09/14/25	1,957,648

					4,526,153

Peru(a) – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	690,382	6.875		04/30/43	724,763
Kallpa Generacion SA (NR/Baa3)
	310,000	5.875	(b)	01/30/32	316,563

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Peru(a) – (continued)
Niagara Energy SAC (BBB-/Baa3)
$610,000	5.746	%(b)	10/03/34	$ 602,756

				1,644,082

Qatar(a)(b) – 0.0%
QatarEnergy (AA/Aa2)
207,000	3.300		07/12/51	139,751

Saudi Arabia – 0.5%
EIG Pearl Holdings SARL (NR/Aa3)
943,010	3.545		08/31/36	838,985
Saudi Arabian Oil Co. (NR/Aa3)
1,030,000	5.750	(a)(b)	07/17/54	959,239

				1,798,224

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
200,000	7.000		10/28/29	199,575
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
420,000	7.000	(a)	10/28/29	419,107

				618,682

South Africa – 1.7%
Eskom Holdings SOC Ltd. (BB-/Ba2)(e)
1,920,000	4.314		07/23/27	1,868,640
520,000	6.350		08/10/28	525,850
Sasol Financing USA LLC (BB+/Ba1)
1,110,000	4.375	(b)	09/18/26	1,087,800
Transnet SOC Ltd. (BB-/Ba3)
1,260,000	8.250	(a)	02/06/28	1,303,709
650,000	8.250		02/06/28	672,549
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (BBB-/Baa3)
920,000	5.854	(a)(b)	05/13/32	936,946

				6,395,494

Turkey(a) – 0.9%
Akbank TAS (NR/B1)
1,230,000	7.498		01/20/30	1,246,912
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
950,000	8.375	(b)(h)	02/28/34	964,345
Yapi ve Kredi Bankasi AS (NR/NR)
630,000	7.250		03/03/30	628,898
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
370,000	9.250	(b)(h)	01/17/34	384,064

				3,224,219

United Arab Emirates – 2.8%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
2,280,000	4.600	(a)	11/02/47	2,037,750
Adnoc Murban Rsc Ltd. (AA/Aa2)
760,000	5.125	(a)(b)	09/11/54	688,275
DP World Crescent Ltd. (NR/Baa2)
1,510,000	5.500	(a)	05/08/35	1,519,437
DP World Ltd. (NR/Baa2)
2,401,000	5.625		09/25/48	2,238,182
730,000	4.700	(b)	09/30/49	598,828

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Arab Emirates – (continued)
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
$375,947	2.160	%(a)	03/31/34	$ 332,570
580,000	2.625		03/31/36	491,550
2,010,000	3.250		09/30/40	1,559,881
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
1,140,000	4.500	(a)(b)(h)	08/27/25	1,134,300

				10,600,773

Uzbekistan(a) – 0.4%
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.750		05/14/30	203,100
Navoi Mining & Metallurgical Combinat (BB-/NR)
520,000	6.700		10/17/28	531,539
610,000	6.950		10/17/31	623,731

				1,358,370

Venezuela(f) – 0.9%
Petroleos de Venezuela SA (NR/NR)
13,100,000	6.000		05/16/24	1,644,050
77,934	6.000		11/15/26	9,859
2,570,000	5.375		04/12/27	322,535
9,920,000	5.375		04/12/27	1,244,960
2,180,000	5.500		04/12/37	268,140

				3,489,544

Zambia(a)(b) – 0.2%
First Quantum Minerals Ltd. (B/NR)
600,000	8.625		06/01/31	621,312

TOTAL CORPORATE OBLIGATIONS (Cost $100,246,773)				$ 91,897,264

Shares	Description	Value

Common Stocks(a) – 0.0%
China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development	$ 49,621
(Cost $386,761)

Shares	Dividend Rate	Value

Investment Company(j) – 4.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
16,743,810	4.231%	$ 16,743,810
(Cost $ 16,743,810)

TOTAL INVESTMENTS – 97.1% (Cost $ 368,552,451)		$362,744,358

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		10,877,556

NET ASSETS – 100.0%		$373,621,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,964,679, which represents approximately 1.6% of the Fund’s net assets as of June 30, 2025.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(i)	Pay-in-kind securities.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,362,814	NZD	1,470,411	07/11/25	$ 488
	AUD	455,830	USD	296,434	07/11/25	3,625
	AUD	1,889,874	USD	1,223,694	07/24/25	20,733
	AUD	1,963,244	USD	1,278,072	08/07/25	15,042
	AUD	4,871,657	USD	3,164,140	09/17/25	47,361
	AUD	1,128,474	USD	732,405	12/17/25	12,912
	BRL	8,366,513	USD	1,457,923	07/02/25	81,227
	BRL	8,366,513	USD	1,499,359	08/04/25	27,152
	BRL	412,000	USD	71,699	09/17/25	2,659
	CAD	635,181	USD	465,218	07/11/25	1,503
	CAD	4,666,410	USD	3,427,044	09/17/25	13,274
	CHF	597,874	EUR	638,753	07/11/25	1,609
	CHF	2,262,340	USD	2,786,231	09/17/25	93,243
	CLP	125,343,600	USD	134,000	07/28/25	545
	CLP	136,174,843	USD	143,393	09/17/25	2,751
	CNH	7,784,695	USD	1,085,368	07/07/25	2,771
	CNH	8,022,437	USD	1,118,097	07/09/25	3,461
	CNH	14,091,162	USD	1,936,208	07/10/25	33,937
	CNH	6,372,059	USD	890,346	07/11/25	633
	CNH	15,252,731	USD	2,098,829	07/14/25	34,429
	CNH	3,425,481	USD	478,185	07/23/25	1,264
	CNH	8,078,627	USD	1,128,773	08/06/25	3,140
	CNH	44,501,366	USD	6,234,287	09/17/25	21,774
	CNH	587,672	USD	81,311	09/18/25	1,312
	CNH	2,213,009	USD	310,149	09/22/25	1,095
	COP	188,661,197	USD	45,159	09/17/25	521
	CZK	97,300,919	USD	4,499,324	09/17/25	147,407
	CZK	3,202,822	USD	148,010	12/17/25	5,387
	EUR	2,781,364	GBP	2,373,469	07/11/25	20,690
	EUR	653,796	PLN	2,772,144	07/11/25	1,823
	EUR	1,183,371	SEK	13,107,083	07/11/25	8,591
	EUR	1,045,268	USD	1,192,860	07/07/25	38,981
	EUR	2,679,678	USD	3,077,712	07/16/25	82,392
	EUR	788,082	USD	901,172	07/22/25	28,619
	EUR	910,529	USD	1,043,547	07/23/25	30,788
	EUR	2,252,542	USD	2,616,108	07/28/25	42,665
	EUR	1,021,727	USD	1,200,019	08/04/25	6,460
	EUR	217,034	USD	254,689	08/11/25	1,704
	EUR	1,045,743	USD	1,178,866	08/19/25	57,157
	EUR	1,047,145	USD	1,193,312	08/20/25	44,447
	EUR	4,435,049	USD	5,095,576	09/17/25	155,947
	EUR	557,973	USD	635,519	09/18/25	25,217
	EUR	634,763	USD	699,064	09/19/25	52,653
	EUR	543,953	USD	635,940	12/17/25	11,839
	GBP	905,307	USD	1,216,732	07/21/25	26,062
	GBP	2,301,559	USD	3,113,913	09/17/25	46,913
	GBP	174,319	USD	235,486	12/17/25	4,005
	HUF	531,293,632	USD	1,497,326	09/17/25	62,235
	ILS	4,814,356	USD	1,363,708	09/17/25	67,044
	ILS	671,677	USD	183,091	09/18/25	16,525
	INR	61,350,243	USD	712,536	07/03/25	2,943
	INR	69,645,964	USD	808,113	07/07/25	4,275
	INR	62,333,372	USD	719,676	07/09/25	7,340

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	INR	31,373,373	USD	364,892	07/28/25	$675
	INR	17,408,033	USD	202,137	08/14/25	551
	INR	105,460,819	USD	1,223,986	09/17/25	2,005
	JPY	81,648,722	USD	569,377	08/05/25	12
	JPY	104,916,698	USD	730,742	09/17/25	4,285
	JPY	52,829,164	USD	371,666	12/17/25	2,136
	KRW	396,086,686	USD	291,096	07/02/25	2,206
	KRW	201,589,303	USD	147,000	07/07/25	2,044
	KRW	111,856,833	USD	82,054	07/09/25	658
	KRW	197,472,025	USD	145,946	07/11/25	96
	KRW	210,064,942	USD	155,246	07/16/25	163
	KRW	180,313,528	USD	132,691	07/28/25	821
	KRW	883,302,004	USD	646,449	09/10/25	9,273
	KRW	2,962,576,094	USD	2,191,764	09/17/25	8,469
	KRW	120,759,710	USD	87,432	09/18/25	2,259
	KRW	188,046,272	USD	140,301	12/17/25	111
	MXN	8,526,974	USD	439,535	07/17/25	14,030
	MXN	14,686,744	USD	769,728	08/12/25	9,335
	MXN	22,480,123	USD	1,167,964	09/17/25	20,121
	NOK	6,914,409	USD	684,371	09/17/25	1,954
	NZD	620,828	AUD	575,000	07/11/25	56
	NZD	3,174,301	USD	1,912,063	07/07/25	23,241
	NZD	710,934	USD	428,351	07/11/25	5,154
	NZD	2,780,753	USD	1,671,179	07/14/25	24,622
	NZD	1,392,132	USD	837,368	07/17/25	11,696
	NZD	3,644,186	USD	2,191,500	07/28/25	31,989
	NZD	2,986,536	USD	1,781,446	07/30/25	40,914
	NZD	2,064,432	USD	1,236,595	08/04/25	23,275
	NZD	4,956,966	USD	2,967,520	08/06/25	57,794
	NZD	5,403,328	USD	3,261,941	09/17/25	40,345
	PLN	3,440,768	EUR	807,974	07/11/25	1,878
	PLN	7,467,475	USD	2,006,687	09/17/25	61,262
	SEK	12,785,464	USD	1,343,819	09/17/25	14,569
	SGD	973,235	USD	761,759	07/11/25	4,309
	SGD	3,508,623	USD	2,750,839	09/17/25	24,399
	TRY	145,603,488	USD	3,356,308	09/17/25	54,032
	TWD	7,833,700	USD	266,000	07/25/25	4,764
	TWD	11,247,036	USD	384,612	09/17/25	9,095
	TWD	2,476,179	USD	85,883	12/17/25	2,336
	USD	151,609	CAD	204,312	12/17/25	333
	USD	514,378	CNH	3,657,041	09/17/25	266
	USD	53,178	GBP	38,637	12/17/25	95
	USD	355,073	INR	30,373,572	07/09/25	816
	USD	261,179	INR	22,369,590	08/01/25	564
	USD	104,993	INR	9,024,583	09/17/25	81
	USD	298,946	INR	25,803,823	12/17/25	440
	USD	70,647	JPY	10,079,483	09/17/25	32
	USD	95,446	JPY	13,479,141	09/18/25	1,003
	USD	243,384	JPY	34,312,032	12/17/25	603
	USD	93,357	KRW	125,955,658	07/09/25	219
	USD	155,431	KRW	210,064,942	07/16/25	22
	USD	277,295	KRW	370,956,161	12/17/25	307

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	266,109	SEK	2,497,837	09/17/25	$ 727
	USD	146,004	TWD	4,198,265	07/25/25	895
	ZAR	5,124,865	USD	286,912	09/17/25	913

TOTAL						$ 1,952,820

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,109,358	NZD	1,198,608	07/11/25	$ (617)
	CAD	844,408	USD	625,120	09/17/25	(2,578)
	EUR	530,279	CHF	496,426	07/11/25	(1,441)
	EUR	326,627	SEK	3,642,550	07/11/25	(253)
	GBP	1,072,245	EUR	1,256,291	07/11/25	(9,080)
	GBP	187,659	EUR	219,948	09/17/25	(2,720)
	GBP	38,649	USD	53,178	09/17/25	(99)
	INR	32,714,084	USD	381,683	07/03/25	(165)
	INR	62,014,403	USD	724,073	07/14/25	(961)
	INR	24,878,543	USD	290,493	07/16/25	(429)
	INR	63,835,189	USD	744,000	07/31/25	(259)
	INR	4,065,933	USD	47,666	08/14/25	(325)
	INR	173,915,729	USD	2,025,943	09/17/25	(4,157)
	JPY	174,527,469	USD	1,244,480	08/05/25	(27,386)
	JPY	278,762,568	USD	1,958,101	09/17/25	(5,146)
	JPY	16,257,308	USD	115,424	09/18/25	(1,516)
	JPY	9,982,392	USD	70,647	12/17/25	(15)
	KRW	335,865,499	USD	248,887	07/09/25	(532)
	KRW	99,863,740	USD	74,000	07/16/25	(119)
	KRW	1,572,290,561	USD	1,168,014	09/17/25	(313)
	NOK	8,534,279	USD	852,914	09/17/25	(5,801)
	NZD	1,610,288	AUD	1,494,732	07/11/25	(2,033)
	PLN	1,952,924	EUR	460,184	07/11/25	(809)
	RON	10,140,530	EUR	1,991,698	09/17/25	(18,576)
	SEK	3,471,550	EUR	313,815	07/11/25	(2,732)
	SEK	220,652	EUR	20,109	07/14/25	(365)
	TWD	4,198,265	USD	145,238	07/07/25	(988)
	TWD	3,134,927	USD	109,766	07/31/25	(1,231)
	TWD	3,373,440	USD	117,973	08/01/25	(1,151)
	USD	828,660	AUD	1,269,302	07/11/25	(6,883)
	USD	1,173,101	AUD	1,818,251	07/24/25	(24,164)
	USD	4,096,388	AUD	6,296,805	09/17/25	(54,598)
	USD	1,562,528	BRL	8,661,988	07/02/25	(30,979)
	USD	131,912	BRL	741,709	09/17/25	(1,951)
	USD	1,189,341	CAD	1,628,403	07/11/25	(7,181)
	USD	1,969,080	CAD	2,706,584	09/17/25	(26,354)
	USD	149,910	CAD	204,071	12/17/25	(1,187)
	USD	2,989,509	CHF	2,443,550	09/17/25	(120,606)
	USD	455,670	CHF	364,520	12/17/25	(13,579)
	USD	170,484	CLP	159,587,197	09/17/25	(787)
	USD	1,085,281	CNH	7,782,225	07/07/25	(2,514)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,185,568	CNH	8,502,417	07/09/25	$ (3,092)
	USD	1,230,539	CNH	8,929,370	07/10/25	(17,913)
	USD	1,087,192	CNH	7,784,346	07/11/25	(1,261)
	USD	2,321,216	CNH	16,965,144	07/14/25	(51,542)
	USD	443,071	CNH	3,225,997	07/23/25	(8,458)
	USD	4,026,379	CNH	28,748,126	09/17/25	(15,074)
	USD	82,282	CNH	587,982	09/18/25	(385)
	USD	443,071	CNH	3,212,262	09/22/25	(8,712)
	USD	714,858	CNH	5,058,527	12/17/25	(985)
	USD	31,264	COP	130,310,610	09/17/25	(288)
	USD	1,754,285	CZK	37,871,366	09/17/25	(54,312)
	USD	532,794	CZK	11,494,088	12/17/25	(17,708)
	USD	4,139,997	EUR	3,560,653	07/07/25	(56,206)
	USD	1,280,243	EUR	1,094,231	07/11/25	(9,685)
	USD	1,342,360	EUR	1,157,192	07/16/25	(22,300)
	USD	407,077	EUR	350,687	07/22/25	(6,668)
	USD	324,800	EUR	277,133	07/23/25	(2,190)
	USD	461,626	EUR	393,208	07/28/25	(2,495)
	USD	678,675	EUR	591,747	08/19/25	(20,745)
	USD	12,950,801	EUR	11,268,931	09/17/25	(392,692)
	USD	886,905	EUR	799,882	09/19/25	(60,355)
	USD	526,385	EUR	446,462	12/17/25	(5,295)
	USD	1,198,012	GBP	880,429	07/21/25	(10,629)
	USD	3,315,617	GBP	2,479,952	09/17/25	(90,207)
	USD	35,951	GBP	26,369	12/17/25	(276)
	USD	775,494	HUF	272,665,855	09/17/25	(24,891)
	USD	1,042,850	ILS	3,629,009	09/17/25	(35,637)
	USD	191,251	ILS	671,613	09/18/25	(8,346)
	USD	455,591	ILS	1,616,816	12/17/25	(25,784)
	USD	1,090,819	INR	93,996,319	07/03/25	(5,384)
	USD	808,818	INR	69,513,863	07/07/25	(2,028)
	USD	370,000	INR	31,787,440	07/09/25	(748)
	USD	79,036	INR	6,779,581	07/11/25	(29)
	USD	922,228	INR	79,552,171	07/16/25	(5,287)
	USD	148,000	INR	12,832,399	07/25/25	(1,547)
	USD	1,942,609	INR	168,705,184	09/17/25	(18,604)
	USD	1,691,550	JPY	254,118,284	08/05/25	(80,582)
	USD	1,454,775	JPY	209,855,818	09/17/25	(15,432)
	USD	230,651	JPY	33,180,943	09/18/25	(1,834)
	USD	108,228	JPY	15,345,047	12/17/25	(349)
	USD	290,673	KRW	396,086,686	07/02/25	(2,629)
	USD	144,152	KRW	197,126,395	07/07/25	(1,593)
	USD	236,484	KRW	322,143,116	07/09/25	(1,725)
	USD	145,778	KRW	198,221,955	07/11/25	(817)
	USD	281,071	KRW	382,917,554	07/14/25	(2,177)
	USD	786,563	KRW	1,072,384,263	09/10/25	(9,525)
	USD	1,125,696	KRW	1,559,244,566	09/17/25	(32,317)
	USD	401,479	KRW	566,847,059	09/18/25	(19,530)
	USD	359,077	KRW	483,308,745	12/17/25	(1,805)
	USD	460,645	MXN	8,800,963	07/17/25	(7,494)
	USD	4,756,953	MXN	91,771,832	09/17/25	(93,225)
	USD	696,668	NOK	7,037,774	09/17/25	(1,902)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	229,105	NOK	2,312,273	12/17/25	$(496)
	USD	888,555	NZD	1,470,144	07/07/25	(7,761)
	USD	1,294,177	NZD	2,135,425	07/11/25	(7,937)
	USD	1,747,260	NZD	2,918,911	07/14/25	(32,794)
	USD	1,514,436	NZD	2,567,711	07/17/25	(51,615)
	USD	2,929,669	NZD	4,939,587	07/28/25	(84,206)
	USD	1,821,948	NZD	3,087,001	08/04/25	(61,969)
	USD	4,386,354	NZD	7,235,636	09/17/25	(35,763)
	USD	175,371	NZD	287,530	12/17/25	(832)
	USD	127,007	PEN	459,754	09/23/25	(2,465)
	USD	2,634,245	PLN	9,811,099	09/17/25	(82,719)
	USD	1,069,621	SEK	10,246,051	09/17/25	(18,966)
	USD	850,953	SGD	1,082,831	07/11/25	(1,381)
	USD	277,158	SGD	354,287	09/17/25	(3,076)
	USD	1,243,831	THB	40,339,801	09/17/25	(4,451)
	USD	3,344,920	TRY	144,128,886	09/17/25	(30,882)
	USD	141,000	TWD	4,198,265	07/07/25	(3,251)
	USD	281,978	TWD	8,258,445	07/28/25	(3,750)
	USD	708,921	TWD	20,682,271	09/17/25	(15,071)
	USD	137,534	ZAR	2,474,231	07/18/25	(2,019)
	USD	933,185	ZAR	16,650,887	09/17/25	(1,972)

TOTAL						$(2,096,650)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	38	09/19/25	$4,260,750	$25,729
2 Year U.S. Treasury Notes	118	09/30/25	24,546,766	93,246
20 Year U.S. Treasury Bonds	80	09/19/25	9,237,500	226,993
5 Year U.S. Treasury Notes	77	09/30/25	8,393,000	69,790
Ultra 10-Year U.S. Treasury Notes	5	09/19/25	571,328	16,232

Total				$431,990

Short position contracts:
Ultra Long U.S. Treasury Bonds	(43)	09/19/25	(5,122,375)	(69,113)

TOTAL FUTURES CONTRACTS				$362,877

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	59,240		$(35,784)	$(69,617)	$33,833
13.750%(b)	1M BID Average(b)	01/04/27	BRL	67,690		40,888	39,357	1,531
Mexico Interbank TIIE 28 Days(c)	8.250%(c)	09/15/27	MXN	28,250	(d)	22,725	19,081	3,644
1M CNRR(e)	1.500(e)	09/17/27	CNY	117,500	(d)	14,432	(9,806)	24,238
12M THOR(e)	1.750(e)	09/17/27	THB	30,900	(d)	10,816	2,315	8,501
8.250(e)	12M CPIBR(e)	09/17/27	COP	13,960,350	(d)	3,809	(22,989)	26,798
3.750(a)	12M SOFR(a)	09/17/27		$1,400	(d)	(10,776)	(3,346)	(7,430)
6M PRIBOR(f)	3.500(a)	09/17/27	CZK	11,690	(d)	(271)	3,281	(3,552)
7.500(e)	3M JIBAR(e)	09/17/27	ZAR	63,190	(d)	(37,042)	(52,413)	15,371
2.500(e)	3M KWCDC(e)	09/17/27	KRW	1,682,690	(d)	(3,091)	(1,312)	(1,779)
6M WIBOR(f)	4.750(a)	09/17/27	PLN	12,310	(d)	38,116	13,939	24,177
12M CLICP(f)	5.500(f)	09/17/27	CLP	408,090	(d)	9,767	9,103	664
12M MIBOR(f)	6.000(f)	09/17/27	INR	659,580	(d)	66,094	20,267	45,827
6M BUBOR(f)	6.250(a)	09/17/27	HUF	1,129,360	(d)	15,989	32,120	(16,131)
1.750(a)	6M EURO(f)	09/17/27	EUR	3,520	(d)	20,073	18,957	1,116
4.250(a)	6M WIBOR(f)	09/17/27	PLN	21,160	(d)	(10,947)	(4,403)	(6,544)
1M BID Average(a)	13.250(a)	01/02/29	BRL	22,620		18,077	(11,521)	29,598
1M BID Average(a)	13.250(a)	01/02/30		11,180		10,976	(41,448)	52,424
13.250(b)	1M BID Average(b)	01/02/30		11,180		(10,976)	11,564	(22,540)
Mexico Interbank TIIE 28 Days(c)	8.500(c)	09/11/30	MXN	40,970	(d)	73,032	67,667	5,365
2.000(e)	12M THOR(e)	09/17/30	THB	112,700	(d)	(121,461)	(36,814)	(84,647)
1.500(e)	1M CNRR(e)	09/17/30	CNY	40,880	(d)	(7,071)	26,490	(33,561)
2.000(a)	6M EURO(f)	09/17/30	EUR	630	(d)	9,987	9,132	855
3M JIBAR(e)	8.000(e)	09/17/30	ZAR	38,580	(d)	56,402	33,361	23,041
12M CPIBR(e)	8.750(e)	09/17/30	COP	4,727,380	(d)	1,715	23,868	(22,153)
2.000(a)	6M EURO(f)	09/17/32	EUR	780	(d)	26,013	23,423	2,590
3.750(a)	6M PRIBOR(f)	03/19/35	CZK	20,050		7,671	(73)	7,744
Mexico Interbank TIIE 28 Days(c)	8.750(c)	09/05/35	MXN	20,650	(d)	48,471	17,198	31,273
3.750(a)	12M SOFR(a)	09/17/35		$1,690	(d)	(10,160)	12,268	(22,428)
6M EURO(f)	2.000(a)	09/17/35	EUR	1,760	(d)	(113,744)	(102,737)	(11,007)
12M CLICP(f)	5.750(f)	09/17/35	CLP	1,375,040	(d)	72,937	78,198	(5,261)
6M BUBOR(f)	6.750(a)	09/17/35	HUF	99,370	(d)	3,794	2,289	1,505
12M CPIBR(e)	9.250(e)	09/17/35	COP	792,920	(d)	(752)	6,463	(7,215)
3M JIBAR(e)	9.250(e)	09/17/35	ZAR	23,050	(d)	69,676	13,948	55,728
2.250(a)	6M EURO(f)	09/17/40	EUR	1,500	(d)	118,438	102,076	16,362

TOTAL						$397,823	$229,886	$167,937

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Payments made at monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.507%	06/20/30	$2,000	$(45,393)	$(45,477)	$84
Republic of Colombia, 10.375%, 1/28/2033	(1.000)	2.188	06/20/30	1,680	86,906	83,590	3,316

TOTAL					$41,513	$38,113	$3,400

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CNY	Barclays Bank PLC	$7.190	08/04/2025	2,947,000	$2,947,000	$5,914	$14,617	$(8,703)
Call USD/Put CNY	BNP Paribas SA (London)	7.217	07/07/2025	2,151,000	2,151,000	436	13,686	(13,250)
Call USD/Put MXN	BofA Securities LLC	18.950	08/08/2025	1,492,000	1,492,000	16,498	19,545	(3,047)
Call USD/Put CNY	Citibank NA	7.320	07/08/2025	3,106,000	3,106,000	28	30,574	(30,546)
Call USD/Put CNY	Citibank NA	7.540	07/10/2025	3,082,000	3,082,000	—	22,020	(22,020)
Call USD/Put CNY	Citibank NA	7.208	07/21/2025	774,000	774,000	686	13,160	(12,474)
Call EUR/Put USD	Deutsche Bank AG	1.142	09/17/2025	1,421,000	1,421,000	65,470	19,306	46,164
Call USD/Put CNY	Deutsche Bank AG	7.480	07/10/2025	1,446,000	1,446,000	—	564	(564)
Call USD/Put INR	HSBC Bank PLC	85.300	08/12/2025	721,000	721,000	7,972	8,035	(63)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/08/2025	3,091,000	3,091,000	—	21,776	(21,776)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	3,110,000	3,110,000	168	34,107	(33,939)
Call USD/Put TWD	Standard Chartered Bank	29.450	07/31/2025	2,985,000	2,985,000	11,412	14,513	(3,101)

				26,326,000	$26,326,000	$108,584	$211,903	$(103,319)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts – (continued)
Puts
Put USD/Call CNY	Barclays Bank PLC	$7.070	07/10/2025	1,541,000	$1,541,000	$621	$6,827	$(6,206)
Put AUD/Call USD	BNP Paribas SA (London)	0.637	07/22/2025	4,569,000	4,569,000	4,234	31,247	(27,013)
Put AUD/Call USD	BNP Paribas SA (London)	0.648	08/05/2025	4,604,000	4,604,000	18,484	34,479	(15,995)
Put EUR/Call USD	BNP Paribas SA (London)	1.167	07/31/2025	2,562,000	2,562,000	15,696	22,938	(7,242)
Put EUR/Call USD	BNP Paribas SA (London)	1.165	08/07/2025	1,281,000	1,281,000	8,129	12,456	(4,327)
Put EUR/Call USD	BNP Paribas SA (London)	1.118	08/15/2025	2,589,000	2,589,000	1,875	32,259	(30,384)
Put EUR/Call USD	BNP Paribas SA (London)	1.137	08/18/2025	1,296,000	1,296,000	2,638	15,442	(12,804)
Put EUR/Call USD	BNP Paribas SA (London)	1.156	08/18/2025	1,284,000	1,284,000	6,398	13,924	(7,526)
Put USD/Call CAD	BNP Paribas SA (London)	1.362	08/06/2025	1,432,000	1,432,000	12,274	14,399	(2,125)
Put EUR/Call USD	BofA Securities LLC	1.150	07/14/2025	2,587,000	2,587,000	1,599	19,300	(17,701)
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	4,928,000	4,928,000	820	26,084	(25,264)
Put NZD/Call USD	BofA Securities LLC	0.601	07/24/2025	4,917,000	4,917,000	13,703	29,378	(15,675)
Put USD/Call JPY	BofA Securities LLC	144.100	08/01/2025	3,118,000	3,118,000	46,047	36,116	9,931
Put EUR/Call USD	Citibank NA	1.148	07/24/2025	2,587,000	2,587,000	3,909	21,816	(17,907)
Put NZD/Call USD	Citibank NA	0.592	07/10/2025	4,868,000	4,868,000	1,745	28,102	(26,357)
Put NZD/Call USD	Citibank NA	0.589	07/24/2025	2,434,000	2,434,000	2,180	20,879	(18,699)
Put NZD/Call USD	Citibank NA	0.601	07/28/2025	4,980,000	4,980,000	15,157	29,758	(14,601)
Put NZD/Call USD	Citibank NA	0.605	08/04/2025	7,419,000	7,419,000	37,340	49,051	(11,711)
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	1,541,000	1,541,000	621	3,298	(2,677)
Put USD/Call JPY	Citibank NA	137.750	08/01/2025	1,823,000	1,823,000	4,669	33,343	(28,674)
Put EUR/Call USD	Deutsche Bank AG	1.134	07/03/2025	2,567,000	2,567,000	3	19,214	(19,211)
Put EUR/Call USD	Deutsche Bank AG	1.128	07/14/2025	2,582,000	2,582,000	137	24,602	(24,465)
Put EUR/Call USD	Deutsche Bank AG	1.135	07/18/2025	1,934,000	1,934,000	634	16,512	(15,878)
Put AUD/Call USD	HSBC Bank PLC	0.645	07/22/2025	4,582,000	4,582,000	8,960	28,828	(19,868)
Put EUR/Call USD	HSBC Bank PLC	1.168	07/24/2025	1,921,000	1,921,000	10,436	16,378	(5,942)
Put USD/Call CNY	HSBC Bank PLC	7.085	07/08/2025	3,091,000	3,091,000	1,094	10,029	(8,935)
Put USD/Call INR	HSBC Bank PLC	85.300	08/12/2025	721,000	721,000	3,129	8,036	(4,907)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.063	09/17/2025	1,421,000	1,421,000	203	13,194	(12,991)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.603	07/24/2025	2,454,000	2,454,000	8,195	15,962	(7,767)
Put EUR/Call USD	Standard Chartered Bank	1.111	07/14/2025	2,533,000	2,533,000	12	21,154	(21,142)
Put EUR/Call USD	Standard Chartered Bank	1.151	07/24/2025	1,940,000	1,940,000	3,590	15,785	(12,195)
Put NZD/Call USD	Standard Chartered Bank	0.603	07/10/2025	4,907,000	4,907,000	7,986	24,140	(16,154)
Put NZD/Call USD	Standard Chartered Bank	0.588	07/28/2025	3,710,000	3,710,000	3,517	25,297	(21,780)
Put NZD/Call USD	UBS AG (London)	0.597	07/31/2025	4,907,000	4,907,000	11,827	35,669	(23,842)

				101,630,000	$101,630,000	$257,862	$755,896	$(498,034)

Total purchased option contracts				127,956,000	$127,956,000	$366,446	$967,799	$(601,353)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
Call EUR/Put PLN	Barclays Bank PLC	$4.260	07/03/2025	(648,000)	$(648,000)	$(684)	$(4,709)	$4,025
Call USD/Put CNY	Barclays Bank PLC	7.217	07/07/2025	(2,151,000)	(2,151,000)	(437)	(3,786)	3,349
Call USD/Put CNY	Barclays Bank PLC	7.480	07/10/2025	(1,446,000)	(1,446,000)	—	(6,869)	6,869
Call EUR/Put GBP	BNP Paribas SA (London)	0.843	07/09/2025	(648,000)	(648,000)	(14,362)	(3,631)	(10,731)
Call USD/Put CNY	BNP Paribas SA (London)	7.290	07/10/2025	(1,555,000)	(1,555,000)	(84)	(26,808)	26,724
Call USD/Put INR	BNP Paribas SA (London)	85.300	08/12/2025	(721,000)	(721,000)	(7,972)	(8,277)	305
Call AUD/Put NZD	BofA Securities LLC	1.078	07/10/2025	(1,133,000)	(1,133,000)	(3,166)	(3,833)	667
Call AUD/Put NZD	BofA Securities LLC	1.079	07/24/2025	(1,144,000)	(1,144,000)	(3,713)	(3,683)	(30)
Call EUR/Put CHF	BofA Securities LLC	0.939	07/09/2025	(645,000)	(645,000)	(1,229)	(4,893)	3,664
Call EUR/Put PLN	BofA Securities LLC	4.241	07/30/2025	(637,000)	(637,000)	(5,628)	(4,196)	(1,432)
Call EUR/Put SEK	BofA Securities LLC	11.130	07/31/2025	(637,000)	(637,000)	(5,888)	(5,313)	(575)
Call USD/Put CAD	BofA Securities LLC	1.364	07/30/2025	(746,000)	(746,000)	(3,989)	(5,041)	1,052
Call USD/Put CNY	BofA Securities LLC	7.208	07/21/2025	(774,000)	(774,000)	(686)	(14,887)	14,201
Call USD/Put CNY	BofA Securities LLC	7.160	07/24/2025	(740,000)	(740,000)	(2,078)	(3,273)	1,195
Call USD/Put INR	BofA Securities LLC	85.800	07/29/2025	(744,000)	(744,000)	(4,490)	(4,847)	357
Call USD/Put JPY	BofA Securities LLC	158.500	08/01/2025	(3,118,000)	(3,118,000)	(41)	(32,833)	32,792
Call USD/Put SGD	BofA Securities LLC	1.270	07/29/2025	(744,000)	(744,000)	(4,005)	(4,960)	955
Call AUD/Put NZD	Citibank NA	1.076	07/03/2025	(1,139,000)	(1,139,000)	(2,821)	(3,563)	742
Call AUD/Put NZD	Citibank NA	1.075	07/17/2025	(1,134,000)	(1,134,000)	(4,736)	(3,806)	(930)
Call EUR/Put GBP	Citibank NA	0.842	07/01/2025	(642,000)	(642,000)	(14,297)	(4,313)	(9,984)
Call EUR/Put GBP	Citibank NA	0.856	07/17/2025	(643,000)	(643,000)	(4,862)	(3,902)	(960)
Call USD/Put CNY	Citibank NA	7.540	07/08/2025	(3,091,000)	(3,091,000)	—	(11,720)	11,720
Call USD/Put CNY	Citibank NA	7.150	07/31/2025	(746,000)	(746,000)	(2,820)	(3,411)	591
Call EUR/Put SEK	Deutsche Bank AG	10.970	07/10/2025	(648,000)	(648,000)	(12,183)	(5,128)	(7,055)
Call USD/Put CNY	Deutsche Bank AG	7.320	07/08/2025	(3,106,023)	(3,106,023)	(28)	(14,257)	14,229
Call USD/Put CNY	Deutsche Bank AG	7.170	07/08/2025	(738,000)	(738,000)	(895)	(3,434)	2,539
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(1,135,000)	(1,135,000)	(2,139)	(3,183)	1,044
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(1,143,000)	(1,143,000)	(4,698)	(3,878)	(820)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(640,000)	(640,000)	(1,645)	(4,918)	3,273
Call EUR/Put SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(647,000)	(647,000)	(14,322)	(5,317)	(9,005)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(645,000)	(645,000)	(6,147)	(5,436)	(711)
Call EUR/Put USD	JPMorgan Securities, Inc.	1.142	09/17/2025	(1,421,000)	(1,421,000)	(65,470)	(11,873)	(53,597)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.540	07/10/2025	(3,082,000)	(3,082,000)	—	(11,447)	11,447
Call USD/Put CNY	JPMorgan Securities, Inc.	7.290	07/10/2025	(1,555,000)	(1,555,000)	(84)	(28,410)	28,326
Call USD/Put SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(746,000)	(746,000)	(4,055)	(4,909)	854
Call AUD/Put NZD	MS & Co. Int. PLC	1.078	07/15/2025	(1,139,000)	(1,139,000)	(3,473)	(3,937)	464
Call EUR/Put GBP	MS & Co. Int. PLC	0.854	07/29/2025	(640,000)	(640,000)	(6,869)	(3,881)	(2,988)
Call USD/Put SGD	MS & Co. Int. PLC	1.285	07/21/2025	(741,000)	(741,000)	(882)	(4,585)	3,703
Call USD/Put CAD	Royal Bank of Canada (UK)	1.361	07/15/2025	(1,487,000)	(1,487,000)	(7,145)	(10,248)	3,103
Call USD/Put CAD	Royal Bank of Canada (UK)	1.367	07/22/2025	(739,000)	(739,000)	(2,721)	(4,957)	2,236
Call EUR/Put USD	Standard Chartered Bank	1.188	07/14/2025	(2,533,000)	(2,533,000)	(10,661)	(21,991)	11,330
Call USD/Put TWD	Standard Chartered Bank	28.850	07/31/2025	(1,492,000)	(1,492,000)	(18,229)	(20,671)	2,442
Call AUD/Put NZD	UBS AG (London)	1.082	07/22/2025	(1,146,000)	(1,146,000)	(2,433)	(3,856)	1,423
Call EUR/Put PLN	UBS AG (London)	4.280	07/07/2025	(647,000)	(647,000)	(444)	(5,125)	4,681

				(51,696,023)	$(51,696,023)	$(252,511)	$(353,995)	$101,484

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts – (continued)
Puts
Put EUR/Call PLN	Barclays Bank PLC	$4.260	07/03/2025	(648,000)	$(648,000)	$(2,973)	$(4,709)	$1,736
Put USD/Call JPY	Barclays Bank PLC	137.750	08/01/2025	(1,823,000)	(1,823,000)	(4,669)	(30,973)	26,304
Put AUD/Call USD	BNP Paribas SA (London)	0.645	07/22/2025	(4,582,000)	(4,582,000)	(8,959)	(49,925)	40,966
Put AUD/Call USD	BNP Paribas SA (London)	0.637	07/22/2025	(4,569,000)	(4,569,000)	(4,234)	(11,673)	7,439
Put EUR/Call GBP	BNP Paribas SA (London)	0.843	07/09/2025	(648,000)	(648,000)	(15)	(3,631)	3,616
Put EUR/Call USD	BNP Paribas SA (London)	1.150	07/14/2025	(2,587,000)	(2,587,000)	(1,600)	(15,005)	13,405
Put EUR/Call USD	BNP Paribas SA (London)	1.148	07/24/2025	(2,587,000)	(2,587,000)	(3,910)	(6,844)	2,934
Put EUR/Call USD	BNP Paribas SA (London)	1.137	08/18/2025	(1,296,000)	(1,296,000)	(2,638)	(6,531)	3,893
Put USD/Call CAD	BNP Paribas SA (London)	1.332	08/06/2025	(2,148,000)	(2,148,000)	(3,480)	(8,634)	5,154
Put USD/Call INR	BNP Paribas SA (London)	85.300	08/12/2025	(721,000)	(721,000)	(3,128)	(8,277)	5,149
Put AUD/Call NZD	BofA Securities LLC	1.078	07/10/2025	(1,133,000)	(1,133,000)	(1,812)	(3,830)	2,018
Put AUD/Call NZD	BofA Securities LLC	1.079	07/24/2025	(1,144,000)	(1,144,000)	(3,187)	(3,683)	496
Put EUR/Call CHF	BofA Securities LLC	0.939	07/09/2025	(645,000)	(645,000)	(4,825)	(4,893)	68
Put EUR/Call PLN	BofA Securities LLC	4.241	07/30/2025	(637,000)	(637,000)	(2,834)	(4,197)	1,363
Put EUR/Call SEK	BofA Securities LLC	11.130	07/31/2025	(637,000)	(637,000)	(4,887)	(5,313)	426
Put EUR/Call USD	BofA Securities LLC	1.134	07/03/2025	(2,567,000)	(2,567,000)	(3)	(4,690)	4,687
Put EUR/Call USD	BofA Securities LLC	1.063	09/17/2025	(1,421,000)	(1,421,000)	(203)	(10,191)	9,988
Put NZD/Call USD	BofA Securities LLC	0.598	07/03/2025	(4,928,000)	(4,928,000)	(820)	(14,076)	13,256
Put USD/Call CAD	BofA Securities LLC	1.364	07/30/2025	(746,000)	(746,000)	(6,259)	(5,041)	(1,218)
Put USD/Call CNY	BofA Securities LLC	7.160	07/24/2025	(740,000)	(740,000)	(3,713)	(3,273)	(440)
Put USD/Call INR	BofA Securities LLC	85.800	07/29/2025	(744,000)	(744,000)	(4,281)	(4,847)	566
Put USD/Call SGD	BofA Securities LLC	1.270	07/29/2025	(744,000)	(744,000)	(4,713)	(4,960)	247
Put AUD/Call NZD	Citibank NA	1.076	07/03/2025	(1,139,000)	(1,139,000)	(368)	(3,563)	3,195
Put AUD/Call NZD	Citibank NA	1.075	07/17/2025	(1,134,000)	(1,134,000)	(1,732)	(3,806)	2,074
Put EUR/Call GBP	Citibank NA	0.842	07/01/2025	(642,000)	(642,000)	—	(4,313)	4,313
Put EUR/Call GBP	Citibank NA	0.856	07/17/2025	(643,000)	(643,000)	(1,623)	(3,902)	2,279
Put EUR/Call USD	Citibank NA	1.128	07/14/2025	(2,582,000)	(2,582,000)	(137)	(4,911)	4,774
Put NZD/Call USD	Citibank NA	0.601	07/24/2025	(7,375,500)	(7,375,500)	(20,554)	(87,322)	66,768
Put NZD/Call USD	Citibank NA	0.588	07/28/2025	(3,710,000)	(3,710,000)	(3,517)	(8,430)	4,913
Put USD/Call CNY	Citibank NA	7.070	07/10/2025	(3,082,000)	(3,082,000)	(1,242)	(20,973)	19,731
Put USD/Call CNY	Citibank NA	7.150	07/31/2025	(746,000)	(746,000)	(3,818)	(3,411)	(407)
Put USD/Call JPY	Citibank NA	144.100	08/01/2025	(1,948,439)	(1,948,439)	(28,775)	(79,403)	50,628
Put EUR/Call SEK	Deutsche Bank AG	10.970	07/10/2025	(648,000)	(648,000)	(234)	(5,128)	4,894

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts – (continued)
Puts – (continued)
Put EUR/Call USD	Deutsche Bank AG	$1.111	07/14/2025	(2,533,000)	$(2,533,000)	$(12)	$(10,706)	$10,694
Put EUR/Call USD	Deutsche Bank AG	1.118	08/15/2025	(2,589,000)	(2,589,000)	(1,876)	(14,701)	12,825
Put USD/Call CNY	Deutsche Bank AG	7.170	07/08/2025	(738,000)	(738,000)	(2,534)	(3,434)	900
Put EUR/Call USD	HSBC Bank PLC	1.151	07/24/2025	(1,940,000)	(1,940,000)	(3,590)	(6,403)	2,813
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.078	07/07/2025	(1,135,000)	(1,135,000)	(1,088)	(3,183)	2,095
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.077	07/31/2025	(1,143,000)	(1,143,000)	(3,196)	(3,878)	682
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.933	07/01/2025	(640,000)	(640,000)	(420)	(4,918)	4,498
Put EUR/Call SEK	JPMorgan Securities, Inc.	10.935	07/03/2025	(647,000)	(647,000)	(2)	(5,317)	5,315
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.100	07/22/2025	(645,000)	(645,000)	(3,101)	(5,436)	2,335
Put NZD/Call USD	JPMorgan Securities, Inc.	0.589	07/24/2025	(2,434,000)	(2,434,000)	(2,179)	(6,050)	3,871
Put USD/Call CNY	JPMorgan Securities, Inc.	7.085	07/08/2025	(3,091,000)	(3,091,000)	(1,094)	(21,214)	20,120
Put USD/Call SGD	JPMorgan Securities, Inc.	1.272	08/04/2025	(746,000)	(746,000)	(5,969)	(4,909)	(1,060)
Put AUD/Call NZD	MS & Co. Int. PLC	1.078	07/15/2025	(1,139,000)	(1,139,000)	(2,141)	(3,937)	1,796
Put EUR/Call GBP	MS & Co. Int. PLC	0.854	07/29/2025	(640,000)	(640,000)	(1,877)	(3,881)	2,004
Put USD/Call SGD	MS & Co. Int. PLC	1.285	07/21/2025	(741,000)	(741,000)	(9,883)	(4,585)	(5,298)
Put USD/Call CAD	Royal Bank of Canada (UK)	1.361	07/15/2025	(1,487,000)	(1,487,000)	(7,292)	(10,248)	2,956
Put USD/Call CAD	Royal Bank of Canada (UK)	1.367	07/22/2025	(739,000)	(739,000)	(6,301)	(4,957)	(1,344)
Put EUR/Call USD	Standard Chartered Bank	1.135	07/18/2025	(1,934,000)	(1,934,000)	(633)	(5,810)	5,177
Put NZD/Call USD	Standard Chartered Bank	0.592	07/10/2025	(4,868,000)	(4,868,000)	(1,745)	(9,749)	8,004
Put NZD/Call USD	Standard Chartered Bank	0.597	07/31/2025	(4,907,000)	(4,907,000)	(11,827)	(57,017)	45,190
Put AUD/Call NZD	UBS AG (London)	1.082	07/22/2025	(1,146,000)	(1,146,000)	(4,311)	(3,856)	(455)
Put EUR/Call PLN	UBS AG (London)	4.280	07/07/2025	(647,000)	(647,000)	(6,178)	(5,125)	(1,053)
Put NZD/Call USD	UBS AG (London)	0.603	07/10/2025	(4,907,000)	(4,907,000)	(7,986)	(39,315)	31,329
Put USD/Call JPY	UBS AG (London)	144.100	08/01/2025	(1,169,561)	(1,169,561)	(17,272)	(35,262)	17,990

				(103,950,500)	$(103,950,500)	$(237,650)	$(714,249)	$476,599

Total written option contracts				(155,646,523)	$(155,646,523)	$(490,161)	$(1,068,244)	$578,083

TOTAL				(27,690,523)	$(27,690,523)	$(123,715)	$(100,445)	$(23,270)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UZS	— Uzbekistan Som
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 88.8%
Advertising(a)(b) – 0.4%
Clear Channel Outdoor Holdings, Inc. (B/B2)
	$3,325,000	7.875%	04/01/30	$ 3,431,732
Clear Channel Outdoor Holdings, Inc. (CCC/Caa3)
	1,455,000	7.750	04/15/28	1,376,896
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
	2,539,000	4.250	01/15/29	2,431,702

				7,240,330

Aerospace & Defense – 1.8%
Bombardier, Inc. (a)(b) (BB-/B1)
	2,865,000	7.000	06/01/32	2,984,757
	3,165,000	6.750	06/15/33	3,278,465
Moog, Inc. (a)(b) (BB/Ba3)
	3,037,000	4.250	12/15/27	2,965,084
Spirit AeroSystems, Inc. (a) (CCC+/Caa1)
	5,310,000	4.600	06/15/28	5,208,473
TransDigm, Inc. (a) (B/B3)
	3,570,000	4.625	01/15/29	3,502,027
	8,868,000	4.875	05/01/29	8,705,272
TransDigm, Inc. (a)(b) (BB-/Ba3)
	2,584,000	6.750	08/15/28	2,639,117
	1,645,000	6.375	03/01/29	1,691,570
	5,250,000	6.875	12/15/30	5,447,295

				36,422,060

Airlines – 1.0%
American Airlines, Inc. (a)(b) (BB-/Ba2)
	6,629,000	7.250	02/15/28	6,766,949
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b) (NR/Ba1)
	790,000	5.500	04/20/26	789,818
OneSky Flight LLC (a)(b) (B/B3)
	2,305,000	8.875	12/15/29	2,399,275
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)(c) (B/B3)
	3,115,000	7.875	05/01/27	3,135,123
	3,482,000	9.500	06/01/28	3,576,432
	3,035,000	6.375	02/01/30	2,839,758

				19,507,355

Apparel(a)(b) – 0.5%
Beach Acquisition Bidco LLC(d) (B+/Caa1) (PIK 10.750%, Cash 10.000%)
	3,595,000	10.000	07/15/33	3,739,160
Beach Acquisition Bidco LLC (NR/Ba3)
EUR	1,094,000	5.250	07/15/32	1,298,704
Champ Acquisition Corp. (B/B2)
	$4,240,000	8.375	12/01/31	4,520,942

				9,558,806

Automotive – 2.0%
Allison Transmission, Inc. (a)(b) (NR/Ba2)
	3,128,000	3.750	01/30/31	2,868,720
Clarios Global LP/Clarios U.S. Finance Co. (a)(b) (B/Caa1)
	4,111,000	8.500	05/15/27	4,136,283

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B1)
	$5,010,000	6.750%	05/15/28	$ 5,143,015
	2,915,000	6.750	02/15/30	3,031,134
Dana, Inc. (a) (BB-/B1)
	4,853,000	5.375	11/15/27	4,856,300
	2,260,000	5.625	06/15/28	2,265,650
Dealer Tire LLC/DT Issuer LLC (a)(b) (CCC/Caa1)
	4,986,000	8.000	02/01/28	4,803,662
Grupo Antolin-Irausa SA(a) (B-/B3)
EUR	2,391,000	10.375	01/30/30	1,987,787
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	$2,985,000	6.375	05/15/29	2,987,567
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,195,801
ZF Europe Finance BV (a) (BB-/Ba2)
	2,800,000	4.750	01/31/29	3,103,829
ZF North America Capital, Inc.(a)(b) (BB-/Ba2)
	$2,085,000	6.875	04/14/28	2,089,587
	1,825,000	6.750	04/23/30	1,757,347

				40,226,682

Banks – 2.7%
Bank of New York Mellon Corp. (a)(e) (BBB/Baa1) (5 yr. CMT + 4.358%)
	4,960,000	4.700	09/20/25	4,949,882
Barclays PLC(a)(e) (BB-/Ba1)
(5 yr. CMT + 5.431%)
	6,325,000	8.000	03/15/29	6,636,506
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	1,470,000	7.625	03/15/35	1,478,820
Citigroup, Inc. (a)(e) (BB+/Ba1) (5 yr. CMT + 3.417%)
	2,565,000	3.875	02/18/26	2,531,578
Comerica, Inc. (a)(e) (BB/Ba1) (5 yr. CMT + 5.291%)
	1,550,000	5.625	07/01/25	1,550,000
Commerzbank AG(a)(e) (BB/Ba2) (1 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,000,000	7.500	10/09/30	4,068,640
JPMorgan Chase & Co. (a)(e) (BBB/Baa2) (5 yr. CMT + 2.152%)
	5,040,000	6.500	04/01/30	5,200,070
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,628,000	7.500	02/28/32	2,218,629
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,546,778
Toronto-Dominion Bank (a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,545,151
U.S. Bancorp (a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	4,540,000	3.700	01/15/27	4,363,485
UBS Group AG (a)(b)(e) (BB/Baa3) (5 yr. CMT + 4.745%)
	3,534,000	9.250	11/13/28	3,852,201
UBS Group AG (a)(b)(e) (BB/NR) (5 yr. CMT + 3.098%)
	3,220,000	3.875	06/02/26	3,143,686

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UniCredit SpA(a)(b)(e) (BBB-/Ba1) (5 yr. CMT + 4.750%)
	$3,415,000	5.459%	06/30/35	$ 3,392,973
Walker & Dunlop, Inc. (a)(b) (BB/Ba2)
	1,690,000	6.625	04/01/33	1,741,393
Wells Fargo & Co.(a)(e) (BB+/Baa2)
(5 yr. CMT + 2.767%)
	2,525,000	6.850	09/15/29	2,648,271
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,193,469

				56,061,532

Beverages(a) – 0.2%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index
Average + 1.569%)
GBP	80,000	5.177	07/15/32	106,008
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,300,000	4.375	04/30/29	3,200,439

				3,306,447

Building Materials – 2.2%
Builders FirstSource, Inc. (a)(b) (BB-/Ba2)
	5,180,000	5.000	03/01/30	5,084,740
	2,220,000	6.750	05/15/35	2,285,890
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (a)(b) (BB-/B2)
	4,030,000	6.625	12/15/30	4,123,899
James Hardie International Finance DAC (a)(b) (BB/Ba1)
	5,125,000	5.000	01/15/28	5,101,476
JELD-WEN, Inc. (a)(b) (B+/B2)
	2,201,000	4.875	12/15/27	2,048,449
Masterbrand, Inc. (a)(b) (BB/Ba3)
	1,900,000	7.000	07/15/32	1,941,496
Quikrete Holdings, Inc. (a)(b) (B+/B2)
	2,820,000	6.750	03/01/33	2,908,914
Quikrete Holdings, Inc. (a)(b) (BB/Ba3)
	2,595,000	6.375	03/01/32	2,670,073
Smyrna Ready Mix Concrete LLC (a)(b) (BB-/Ba3)
	6,780,000	6.000	11/01/28	6,764,406
	3,000,000	8.875	11/15/31	3,147,330
Standard Building Solutions, Inc. (a)(b) (BB/Ba3)
	5,145,000	6.500	08/15/32	5,267,091
Standard Industries, Inc. (a)(b) (BB/Ba3)
	1,880,000	5.000	02/15/27	1,874,322
	1,230,000	4.750	01/15/28	1,217,073

				44,435,159

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (B+/B2)
EUR	1,836,000	10.375	11/30/27	2,273,838

Chemicals – 3.3%
Ashland, Inc.(a)(b) (BB+/Ba1)
	$2,340,000	3.375	09/01/31	2,078,107
Avient Corp. (a)(b) (BB-/Ba3)
	2,660,000	7.125	08/01/30	2,742,540
	950,000	6.250	11/01/31	957,514

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Axalta Coating Systems LLC(a)(b) (BB/Ba3)
	$2,760,000	3.375%		02/15/29	$ 2,610,794
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
	3,205,000	4.750		06/15/27	3,184,135
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
	1,905,000	6.415	(f)	07/15/27	1,972,742
	960,000	6.500		04/15/30	982,157
	2,953,000	7.050		11/15/30	3,107,412
	1,360,000	6.750	(c)	04/15/33	1,373,967
Chemours Co.(a)(b) (BB-/B1)
	2,911,000	5.750		11/15/28	2,727,607
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(a)(b) (B-/Caa1)
	2,975,000	9.000		07/01/28	2,988,030
Ingevity Corp.(a)(b) (NR/Ba3)
	2,946,000	3.875		11/01/28	2,807,273
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	1,940,000	6.250		03/15/32	1,933,443
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,421,000	5.000		07/01/28	3,366,469
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	866,200
	$6,830,000	4.250		10/01/28	6,500,248
	4,045,000	9.750		11/15/28	4,259,183
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	658,000	6.250		10/01/29	628,179
SCIL IV LLC/SCIL USA Holdings LLC(a)(b) (BB-/B1)
	2,834,000	5.375		11/01/26	2,815,664
SNF Group SACA(a)(b) (BB+/Ba1)
	2,760,000	3.125		03/15/27	2,676,455
	3,870,000	3.375		03/15/30	3,568,450
Tronox, Inc.(a)(b) (BB-/B2)
	1,501,000	4.625		03/15/29	1,294,733
Valvoline, Inc.(a)(b) (B+/Ba3)
	1,946,000	3.625		06/15/31	1,761,169
WR Grace Holdings LLC(a)(b) (B-/B2)
	2,893,000	4.875		06/15/27	2,870,753
	2,610,000	7.375		03/01/31	2,673,136
WR Grace Holdings LLC(a)(b) (CCC/Caa2)
	5,345,000	5.625		08/15/29	4,838,722

					67,585,082

Commercial Services – 3.9%
ADT Security Corp.(a)(b) (BB/Ba2)
	4,551,000	4.125		08/01/29	4,391,624
Allied Universal Holdco LLC(a)(b) (B/B3)
	2,976,000	7.875		02/15/31	3,111,110
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (B/B3)
	1,030,000	6.875		06/15/30	1,043,864
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)(c) (CCC+/Caa2)
	3,387,000	6.000		06/01/29	3,294,535

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 SARL (B/B3)
	$6,853,000	4.625	%(a)(b)	06/01/28	$ 6,646,201
APi Group DE, Inc. (a)(b) (B+/B1)
	6,373,000	4.125		07/15/29	6,077,611
	2,384,000	4.750		10/15/29	2,343,210
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
	1,360,000	8.250		01/15/30	1,419,758
	595,000	8.375		06/15/32	622,519
Avis Budget Finance PLC(a) (B+/B1)
EUR	1,800,000	7.250		07/31/30	2,152,731
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,016,000	5.750		10/15/29	5,052,216
Brink’s Co. (a)(b) (BB/Ba3)
	2,045,000	4.625		10/15/27	2,033,078
Garda World Security Corp. (a)(b) (B/B1)
	2,397,000	7.750		02/15/28	2,479,744
Garda World Security Corp. (a)(b) (CCC+/Caa2)
	1,620,000	8.250		08/01/32	1,664,809
	2,140,000	8.375		11/15/32	2,198,593
Herc Holdings, Inc. (a)(b) (BB-/Ba3)
	2,445,000	7.000		06/15/30	2,559,915
Hertz Corp. (a)(b) (B/Ba3)
	3,380,000	12.625		07/15/29	3,534,838
Mavis Tire Express Services Topco Corp. (a)(b) (CCC/Caa2)
	6,155,000	6.500		05/15/29	6,050,365
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (a)(b) (B/B2)
	3,400,000	4.000		06/15/29	3,128,680
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (B/B2)
	2,953,000	6.250		01/15/28	2,959,762
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba2)
	4,553,000	3.375		08/31/27	4,404,572
PROG Holdings, Inc. (a)(b) (BB-/B1)
	2,723,000	6.000		11/15/29	2,614,488
TriNet Group, Inc. (a)(b) (BB/Ba2)
	3,191,000	3.500		03/01/29	2,996,030
	1,225,000	7.125		08/15/31	1,275,813
Verisure Midholding AB (B-/B3)
EUR	1,375,000	5.250%		02/15/29	1,627,570
Veritiv Operating Co.(a)(b) (B+/B2)
	$160,000	10.500		11/30/30	173,294
VT Topco, Inc. (a)(b) (B/B2)
	2,295,000	8.500		08/15/30	2,437,497
Williams Scotsman, Inc. (a)(b) (BB-/B2)
	870,000	6.625		04/15/30	903,530

					79,197,957

Computers – 1.8%
Ahead DB Holdings LLC (a)(b) (CCC+/Caa1)
	10,009,000	6.625		05/01/28	10,034,623
CACI International, Inc. (a)(b) (BB-/Ba2)
	1,485,000	6.375		06/15/33	1,534,020

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Diebold Nixdorf, Inc.(a)(b) (B/B2)
$3,690,000	7.750%	03/31/30	$ 3,926,566
McAfee Corp.(a)(b) (CCC+/Caa1)
12,142,000	7.375	02/15/30	11,462,169
Seagate HDD Cayman(a) (BB/Ba3)
1,270,000	8.250	12/15/29	1,356,576
2,559,000	9.625	12/01/32	2,897,556
Virtusa Corp.(a)(b) (B-/Caa1)
5,058,000	7.125	12/15/28	4,819,060

			36,030,570

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/Ba3)
510,000	6.125	09/30/32	514,896

Distribution & Wholesale(a)(b)(c) – 0.5%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
10,439,000	3.875	11/15/29	9,890,117

Diversified Financial Services – 5.3%
AG Issuer LLC(a)(b) (B/B1)
2,964,000	6.250	03/01/28	2,971,291
Ally Financial, Inc.(a)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
6,075,000	4.700	05/15/26	5,857,029
Ally Financial, Inc.(a) (BB+/Baa3)
2,606,000	5.750	11/20/25	2,610,821
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
4,265,000	3.550	09/15/26	4,169,165
Capital One Financial Corp.(a)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,085,000	3.950	09/01/26	2,033,980
Charles Schwab Corp.(a)(e) (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000	12/01/27	3,234,141
Credit Acceptance Corp.(a)(b) (BB/Ba3)
6,665,000	6.625	03/15/30	6,759,177
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
2,922,000	9.250	02/01/29	3,034,351
1,470,000	8.375	04/01/32	1,483,480
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,156,000	7.125	04/30/31	4,368,912
2,885,000	6.125	11/01/32	2,910,503
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b) (B+/B2)
3,928,000	5.000	08/15/28	3,798,455
Midcap Financial Issuer Trust(a)(b) (B+/B1)
5,087,000	6.500	05/01/28	5,040,352
3,281,000	5.625	01/15/30	3,040,798
Navient Corp.(a) (BB-/Ba3)
2,815,000	5.000	03/15/27	2,799,630
4,060,000	5.500	03/15/29	3,977,298
OneMain Finance Corp.(a) (BB/Ba2)
1,458,000	3.500	01/15/27	1,427,061
1,985,000	6.625	05/15/29	2,041,334
3,380,000	7.875	03/15/30	3,590,473
2,254,000	4.000	09/15/30	2,079,450
6,315,000	7.500	05/15/31	6,598,480
1,630,000	7.125	09/15/32	1,687,343

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Osaic Holdings, Inc.(a)(b)(c) (CCC+/Caa1)
$976,000	10.750%	08/01/27	$ 980,168
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
2,695,000	6.875	05/15/32	2,758,252
Rocket Cos., Inc.(a)(b) (BB/Ba1)
5,115,000	6.125	08/01/30	5,212,543
4,385,000	6.375	08/01/33	4,487,609
SLM Corp.(a) (BB+/Ba1)
1,555,000	6.500	01/31/30	1,629,438
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
1,625,000	6.875	07/15/32	1,642,046
StoneX Group, Inc.(a)(b) (BB-/Ba3)
2,805,000	7.875	03/01/31	2,940,790
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
3,641,000	5.500	04/15/29	3,538,178
UWM Holdings LLC(a)(b) (NR/Ba3)
3,300,000	6.625	02/01/30	3,304,356
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
4,875,000	7.500	06/15/31	5,115,289

			107,122,193

Electrical – 1.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
2,985,000	6.375	02/15/32	2,984,522
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125	04/15/26	2,163,610
Lightning Power LLC(a)(b) (BB/Ba3)
4,778,000	7.250	08/15/32	5,028,702
NRG Energy, Inc.(a)(b) (BB/Ba2)
10,145,000	5.750	07/15/29	10,157,884
Pike Corp.(a)(b) (B/B3)
3,342,000	5.500	09/01/28	3,337,555
4,418,000	8.625	01/31/31	4,808,507
XPLR Infrastructure Operating Partners LP(a)(b)(c) (BB/Ba1)
3,709,000	7.250	01/15/29	3,802,541

			32,283,321

Electrical Components & Equipment(a)(b) – 0.0%
WESCO Distribution, Inc. (BB/Ba3)
665,000	6.375	03/15/33	687,171

Electronics – 0.9%
Atkore, Inc.(a)(b) (BB+/Ba2)
5,470,000	4.250	06/01/31	5,056,140
Coherent Corp.(a)(b) (B+/B1)
2,689,000	5.000	12/15/29	2,641,889
Imola Merger Corp.(a)(b) (BB/Ba3)
4,151,000	4.750	05/15/29	4,012,564
Sensata Technologies BV(a)(b) (BB+/Ba2)
1,135,000	4.000	04/15/29	1,079,101
3,139,000	5.875	09/01/30	3,142,515

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics – (continued)
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
	$3,389,000	4.375%		02/15/30	$ 3,233,479

					19,165,688

Engineering & Construction – 0.8%
Dycom Industries, Inc. (a)(b) (BB+/Ba3)
	4,674,000	4.500		04/15/29	4,549,718
Global Infrastructure Solutions, Inc. (a)(b) (BB/B1)
	5,893,000	5.625		06/01/29	5,853,399
	5,021,000	7.500		04/15/32	5,112,784
Kier Group PLC(a) (BB/NR)
GBP	1,045,000	9.000		02/15/29	1,522,923

					17,038,824

Entertainment – 3.3%
AMC Entertainment Holdings, Inc.(a)(b) (CCC+/Caa3)
	$5,365,000	7.500		02/15/29	4,228,156
Banijay Entertainment SAS (a)(b) (B+/B2)
	2,610,000	8.125		05/01/29	2,707,692
Boyne USA, Inc. (a)(b) (B/B1)
	3,628,000	4.750		05/15/29	3,519,922
Caesars Entertainment, Inc. (a)(b) (B-/B3)
	7,221,000	4.625		10/15/29	6,892,228
	7,450,000	6.000	(c)	10/15/32	7,301,819
Cinemark USA, Inc. (a)(b) (BB-/B2)
	4,200,000	5.250		07/15/28	4,182,402
CPUK Finance Ltd.(a) (B/NR)
GBP	900,000	7.875		08/28/29	1,282,169
International Game Technology PLC(a)(b) (BB+/Ba1)
	$3,131,000	5.250		01/15/29	3,103,197
Light & Wonder International, Inc. (a)(b) (B+/B2)
	1,500,000	7.500		09/01/31	1,569,465
Live Nation Entertainment, Inc. (a)(b) (BB/Ba1)
	3,116,000	3.750		01/15/28	3,026,228
Merlin Entertainments Group U.S. Holdings, Inc. (a)(b) (B/B2)
	297,000	7.375		02/15/31	265,212
Penn Entertainment, Inc. (a)(b) (B-/B3)
	2,900,000	5.625		01/15/27	2,891,097
	1,580,000	4.125	(c)	07/01/29	1,464,360
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	4,052,219
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	2,716,433
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,100,000	8.450	%(a)(b)	07/27/30	7,023,320
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (a)(b) (B+/B1)
	4,542,000	6.625		02/01/33	4,551,357
SeaWorld Parks & Entertainment, Inc. (a)(b) (B+/B2)
	5,450,000	5.250		08/15/29	5,329,936
Vail Resorts, Inc. (a)(b) (BB-/Ba3)
	2,190,000	5.625		07/15/30	2,190,000

					68,297,212

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental – 1.2%
GFL Environmental, Inc.(a)(b) (BB/Ba3)
	$2,216,000	4.000%	08/01/28	$ 2,148,767
	3,235,000	4.375	08/15/29	3,134,715
Luna 2 5SARL(a)(b) (BB-/Ba3)
EUR	1,408,000	5.500	07/01/32	1,690,631
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	$12,369,000	5.875	06/30/29	12,154,398
Waste Pro USA, Inc. (a)(b) (B-/B3)
	4,975,000	7.000	02/01/33	5,174,149

				24,302,660

Food & Drug Retailing – 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b) (BB+/Ba2)
	272,000	4.625	01/15/27	270,115
	3,744,000	3.500	03/15/29	3,549,462
	5,275,000	4.875	02/15/30	5,189,914
	2,225,000	6.250	03/15/33	2,296,511
Bellis Acquisition Co. PLC(a)(b) (B+/B1)
GBP	2,450,000	8.125	05/14/30	3,165,517
Boparan Finance PLC (a)(b) (B/B3)
	2,318,000	9.375	11/07/29	3,295,488
Chobani Holdco II LLC (a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
	$3,039,076	8.750	10/01/29	3,258,801
Fiesta Purchaser, Inc. (a)(b)(c) (CCC+/Caa2)
	3,844,000	9.625	09/15/32	4,066,029
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875	07/02/29	2,988,291
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,105,000	10.875	12/15/27	1,608,164
New Albertsons LP (BB+/WR)
	$3,100,000	7.450	08/01/29	3,295,641
Performance Food Group, Inc. (a)(b) (BB/B1)
	6,255,000	4.250	08/01/29	6,033,886
Post Holdings, Inc. (a)(b) (B+/B2)
	5,848,000	5.500	12/15/29	5,824,783
	3,980,000	4.625	04/15/30	3,828,243
	3,832,000	6.375	03/01/33	3,868,021
Post Holdings, Inc. (a)(b) (BB/Ba1)
	885,000	6.250	02/15/32	910,382
Sigma Holdco BV (a)(b) (CCC+/Caa1)
	2,142,000	7.875	05/15/26	2,140,008
United Natural Foods, Inc. (a)(b) (CCC+/Caa2)
	3,760,000	6.750	10/15/28	3,714,166

				59,303,422

Gaming(a) – 0.3%
MGM Resorts International (BB-/B1)
	5,355,000	5.500	04/15/27	5,377,116

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B2)
	3,536,000	5.750	05/20/27	3,508,455

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 3.2%
CHS/Community Health Systems, Inc.(a)(b) (B-/Caa1)
$4,919,000	5.625%		03/15/27	$ 4,840,837
CHS/Community Health Systems, Inc.(a)(b)(c) (CCC-/Caa3)
5,824,000	6.875		04/15/29	4,643,126
DaVita, Inc.(a)(b) (BB-/Ba3)
3,372,000	3.750		02/15/31	3,066,598
1,780,000	6.875		09/01/32	1,845,807
2,970,000	6.750		07/15/33	3,066,436
HAH Group Holding Co. LLC(a)(b) (B-/B3)
2,322,000	9.750		10/01/31	2,301,102
Insulet Corp.(a)(b) (B+/B2)
705,000	6.500		04/01/33	735,174
LifePoint Health, Inc.(a)(b) (B/B2)
2,530,000	11.000		10/15/30	2,795,903
LifePoint Health, Inc.(a)(b)(c) (CCC+/Caa1)
3,455,000	5.375		01/15/29	3,223,135
Medline Borrower LP(a)(b) (B/B3)
3,648,000	5.250		10/01/29	3,619,910
Medline Borrower LP(a)(b) (BB-/Ba3)
5,341,000	3.875		04/01/29	5,128,108
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
2,610,000	6.250		01/15/33	2,656,614
MPH Acquisition Holdings LLC(a)(b) (B-/Caa1)
435,554	5.750		12/31/30	359,389
(PIK 5.000%, Cash 6.500%)
666,612	11.500	(d)	12/31/30	659,446
MPH Acquisition Holdings LLC(a)(b)(d) (CCC/Caa3)
(PIK 0.750%, Cash 6.000%)
3,735,832	6.750		03/31/31	2,781,962
Prime Healthcare Services, Inc.(a)(b) (B-/B3)
2,545,000	9.375		09/01/29	2,525,836
Select Medical Corp.(a)(b)(c) (B/B1)
3,620,000	6.250		12/01/32	3,641,865
Team Health Holdings, Inc.(a)(b)(d) (NR/NR) (PIK 4.500%, Cash 9.000%)
4,579,317	13.500		06/30/28	4,968,376
Tenet Healthcare Corp.(a) (B/Ba3)
850,000	6.250		02/01/27	849,864
Tenet Healthcare Corp.(a) (BB/Ba3)
4,097,000	4.625		06/15/28	4,043,862
3,270,000	4.250		06/01/29	3,173,796
1,592,000	6.125		06/15/30	1,619,637
2,465,000	6.750		05/15/31	2,550,733

				65,097,516

Home Builders – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
1,645,000	5.000		06/15/29	1,499,105
1,031,000	4.875		02/15/30	927,127
LGI Homes, Inc.(a)(b) (BB-/Ba3)
2,141,000	4.000		07/15/29	1,914,332
3,195,000	7.000	(c)	11/15/32	3,041,704

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – (continued)
New Home Co., Inc.(a)(b) (B+/B2)
$2,090,000	8.500%		11/01/30	$ 2,128,916

				9,511,184

Household Products – 0.3%
Central Garden & Pet Co.(a) (BB/B1)
2,307,000	4.125		10/15/30	2,173,840
1,000,000	4.125	(b)	04/30/31	930,300
Kronos Acquisition Holdings, Inc.(a)(b) (CCC+/B2)
2,911,000	8.250		06/30/31	2,643,537

				5,747,677

Housewares – 0.2%
Newell Brands, Inc.(a) (B+/B1)
1,310,000	8.500	(b)	06/01/28	1,379,508
730,000	6.625		09/15/29	723,014
1,080,000	6.375		05/15/30	1,050,268
1,745,000	7.000	(f)	04/01/46	1,485,798

				4,638,588

Insurance – 3.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
7,413,000	4.250		02/15/29	7,125,746
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
4,440,000	8.250		02/01/29	4,592,869
1,060,000	8.500		06/15/29	1,105,591
1,140,000	6.000		08/01/29	1,111,420
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (NR/NR)
1,650,000	6.750		07/01/32	1,673,248
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
2,355,000	6.750		04/15/28	2,393,481
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
2,884,000	6.750		10/15/27	2,888,845
2,560,000	7.375		10/01/32	2,641,459
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
5,010,000	7.875		11/01/29	5,125,280
Ardonagh Finco Ltd.(a)(b) (B-/B3)
845,000	7.750		02/15/31	883,093
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
11,896,000	8.875		02/15/32	12,518,042
BroadStreet Partners, Inc.(a)(b) (CCC+/Caa2)
3,094,000	5.875		04/15/29	3,058,141
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
4,925,000	8.125		02/15/32	5,123,330
HUB International Ltd.(a)(b) (B/Caa1)
3,793,000	7.375		01/31/32	3,967,895
Panther Escrow Issuer LLC(a)(b) (B/B2)
4,400,000	7.125		06/01/31	4,572,172

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
USI, Inc.(a)(b) (CCC+/Caa1)
	$6,603,000	7.500%		01/15/32	$ 6,968,410

					65,749,022

Internet – 1.5%
ANGI Group LLC (a)(b) (B/B2)
	5,665,000	3.875		08/15/28	5,290,090
Gen Digital, Inc. (a)(b) (BB-/B1)
	8,215,000	6.250		04/01/33	8,445,102
ION Trading Technologies SARL (a)(b) (B/B3)
	4,444,000	9.500		05/30/29	4,590,963
Match Group Holdings II LLC (a)(b) (BB/Ba2)
	2,774,000	5.000		12/15/27	2,756,357
	2,033,000	4.625		06/01/28	1,982,846
	3,749,000	5.625		02/15/29	3,720,508
	1,004,000	3.625		10/01/31	896,803
Rakuten Group, Inc. (a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
	1,780,000	8.125		12/15/29	1,739,737
Snap, Inc. (a)(b) (B+/B1)
	1,175,000	6.875		03/01/33	1,205,033

					30,627,439

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	5,595,000	10.000		11/15/29	5,538,379

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc. (a)(b) (BB-/Ba3)
	2,425,000	6.750		04/15/30	2,338,864
	3,050,000	7.000	(c)	03/15/32	2,877,218
Cleveland-Cliffs, Inc. (a)(b) (NR/Ba3)
	1,475,000	6.875		11/01/29	1,452,447
	1,145,000	7.500		09/15/31	1,104,387
Mineral Resources Ltd. (a)(b) (NR/Ba3)
	4,921,000	8.000		11/01/27	4,931,088

					12,704,004

Leisure Time – 2.2%
Carnival Corp. (a)(b) (BB+/Ba3)
	6,593,000	5.750		03/01/27	6,646,140
	3,670,000	5.750		03/15/30	3,734,078
	2,065,000	6.125		02/15/33	2,110,884
Deuce Finco PLC(a) (NR/B2)
GBP	2,000,000	5.500		06/15/27	2,725,588
MajorDrive Holdings IV LLC(a)(b)(c) (CCC/Caa2)
	$11,557,000	6.375		06/01/29	9,138,698
NCL Corp. Ltd. (a)(b) (B+/B3)
	825,000	5.875		03/15/26	826,172
	310,000	7.750		02/15/29	329,651
	3,305,000	6.750		02/01/32	3,376,223
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000		10/11/28	4,039,051
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
	$4,553,000	5.375		07/15/27	4,581,092
	1,175,000	5.625		09/30/31	1,182,261
	850,000	6.250		03/15/32	873,732

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Viking Cruises Ltd.(a)(b) (BB-/B1)
$2,985,000	5.875%		09/15/27	$ 2,983,388
2,925,000	7.000		02/15/29	2,949,921

				45,496,879

Lodging – 2.2%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
5,040,000	7.250		10/01/29	5,230,815
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
1,365,000	5.875		04/01/29	1,394,238
1,460,000	4.000		05/01/31	1,372,517
2,295,000	3.625		02/15/32	2,077,778
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
6,370,000	5.000		06/01/29	6,123,927
2,913,000	4.875		07/01/31	2,683,951
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB/Ba2)
2,800,000	6.625		01/15/32	2,844,828
Marriott Ownership Resorts, Inc.(a) (B/B2)
2,864,000	4.750	(c)	01/15/28	2,799,073
2,585,000	4.500	(b)	06/15/29	2,482,841
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
2,190,000	7.625		04/17/32	2,216,280
MGM Resorts International(a) (BB-/B1)
4,046,000	4.750		10/15/28	3,995,992
2,870,000	6.125		09/15/29	2,919,134
1,215,000	6.500	(c)	04/15/32	1,234,574
Travel & Leisure Co.(a) (BB-/Ba3)
2,397,000	6.000		04/01/27	2,418,357
2,610,000	4.500	(b)	12/01/29	2,512,699
3,287,000	4.625	(b)	03/01/30	3,149,636

				45,456,640

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB-/Ba3)
2,945,000	6.250		10/15/32	2,951,391
Vertiv Group Corp. (BB+/Ba2)
5,321,000	4.125		11/15/28	5,186,272

				8,137,663

Machinery-Diversified(a)(b) – 1.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
6,729,000	9.000		02/15/29	7,034,295
Mueller Water Products, Inc. (BB/Ba1)
3,183,000	4.000		06/15/29	3,062,301
SPX FLOW, Inc. (B-/Caa1)
2,905,000	8.750		04/01/30	3,013,240
TK Elevator Holdco GmbH (CCC+/Caa1)
6,723,000	7.625		07/15/28	6,728,647

				19,838,483

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 6.3%
Altice Financing SA(a)(b)(c) (CCC+/Caa2)
$3,698,000	5.000%		01/15/28	$ 2,783,965
AMC Networks, Inc.(a)(b) (BB-/B2)
1,995,000	10.250		01/15/29	2,069,194
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1)
5,976,000	5.125	(b)	05/01/27	5,955,562
3,167,000	5.000	(b)	02/01/28	3,138,085
5,386,000	4.750	(b)	03/01/30	5,220,434
6,131,000	4.500	(b)	08/15/30	5,843,517
15,352,000	4.250	(b)	02/01/31	14,326,026
5,770,000	4.750	(b)	02/01/32	5,469,556
2,804,000	4.500		05/01/32	2,609,599
CSC Holdings LLC(a)(b) (CCC-/Ca)
13,180,000	5.750		01/15/30	6,524,100
CSC Holdings LLC(a)(b) (CCC+/Caa1)
2,340,000	5.500		04/15/27	2,233,694
3,070,000	3.375	(c)	02/15/31	2,122,936
6,382,000	4.500		11/15/31	4,492,162
Cumulus Media New Holdings, Inc.(a)(b) (CCC+/Caa3)
1,655,000	8.000		07/01/29	468,266
Directv Financing LLC(a)(b) (BB-/B1)
2,140,000	8.875		02/01/30	2,107,023
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB-/B1)
7,246,000	5.875		08/15/27	7,221,219
DISH DBS Corp. (CCC-/Caa3)
7,124,000	5.125		06/01/29	4,747,719
DISH DBS Corp.(a)(b) (CCC+/Caa1)
5,216,000	5.250		12/01/26	4,734,824
709,000	5.750		12/01/28	614,349
DISH Network Corp.(a)(b) (B/Caa1)
4,760,000	11.750		11/15/27	4,900,896
Gray Media, Inc.(a)(b) (B/Ba3)
3,080,000	10.500		07/15/29	3,309,614
iHeartCommunications, Inc.(a)(b) (CCC-/Caa3)
4,446,000	10.875		05/01/30	2,178,762
iHeartCommunications, Inc.(a)(b)(c) (CCC+/Caa1)
1,115,500	9.125		05/01/29	919,228
1,444,200	7.000		01/15/31	1,069,271
McGraw-Hill Education, Inc.(a)(b) (CCC+/Caa1)
5,043,000	8.000		08/01/29	5,130,496
Nexstar Media, Inc.(a)(b) (BB+/B2)
2,744,000	5.625		07/15/27	2,737,222
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
4,676,000	3.125		09/01/26	4,589,962
7,384,000	5.000		08/01/27	7,321,014
3,210,000	4.000		07/15/28	3,082,788
Sunrise HoldCo IV BV(a)(b) (B/B3)
3,025,000	5.500		01/15/28	2,997,442
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,150,000	5.500		05/15/29	2,114,503
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
1,850,000	5.000		07/15/28	1,810,669
VZ Secured Financing BV(a)(b) (B+/B1)
2,320,000	5.000		01/15/32	2,060,415

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo BV(a)(b) (B+/B1)
$2,492,000	4.875%	01/15/30	$ 2,327,528

			129,232,040

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/Ba3)
4,824,000	4.375	10/15/29	4,671,272

Mining – 0.4%
Alcoa Nederland Holding BV(a)(b) (BB/Ba1)
1,220,000	7.125	03/15/31	1,279,316
FMG Resources August 2006 Pty. Ltd.(a)(b) (BB+/Ba1)
2,785,000	5.875	04/15/30	2,814,744
Novelis Corp.(a)(b) (BB/B1)
4,432,000	4.750	01/30/30	4,248,471
750,000	6.875	01/30/30	775,485

			9,118,016

Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
1,951,000	4.625	05/15/30	1,876,179
615,000	6.375	03/15/33	624,803
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
1,480,000	6.125	03/15/30	1,522,550
1,530,000	6.250	03/15/33	1,580,551
Hillenbrand, Inc.(a)(c) (BB+/Ba1)
4,364,000	3.750	03/01/31	3,911,934

			9,516,017

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp. (B+/B3)
712,000	5.000	08/15/25	708,953

Oil Field Services – 4.5%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
2,599,000	6.250	04/01/28	2,610,150
5,040,000	6.625	09/01/32	5,137,474
Aris Water Holdings LLC(a)(b) (B+/B2)
2,350,000	7.250	04/01/30	2,422,403
Chord Energy Corp.(a)(b) (BB/Ba2)
2,965,000	6.750	03/15/33	3,033,432
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,281,000	5.000	10/15/26	6,200,478
2,496,000	8.375	07/01/28	2,558,774
1,440,000	9.625	06/15/33	1,475,885
CNX Resources Corp.(a)(b) (BB/B1)
2,915,000	7.375	01/15/31	3,038,392
1,900,000	7.250	03/01/32	1,969,616
Crescent Energy Finance LLC(a)(b) (BB-/B1)
2,847,000	9.250	02/15/28	2,967,200
2,485,000	7.625	04/01/32	2,427,224
2,515,000	7.375	01/15/33	2,406,830
Diamond Foreign Asset Co./Diamond Finance LLC(a)(b) (BB+/WR)
1,452,000	8.500	10/01/30	1,511,183

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Matador Resources Co.(a)(b) (BB-/B1)
	$3,288,000	6.875%		04/15/28	$ 3,353,990
	1,045,000	6.500		04/15/32	1,044,948
	1,164,000	6.250		04/15/33	1,157,295
Noble Finance II LLC(a)(b) (BB-/B1)
	6,927,000	8.000		04/15/30	7,054,457
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
	1,337,000	5.875		07/01/29	1,341,893
	2,190,000	9.875		07/15/31	2,402,693
	1,252,000	7.000		01/15/32	1,297,761
Range Resources Corp.(a)(b) (BB+/Ba2)
	2,660,000	4.750		02/15/30	2,586,079
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
	3,163,000	7.875		11/01/28	3,311,186
SM Energy Co.(a) (BB-/B1)
	875,000	6.500		07/15/28	882,359
	2,165,000	6.750	(b)	08/01/29	2,157,617
	2,440,000	7.000	(b)	08/01/32	2,407,109
Sunoco LP(a)(b) (BB+/Ba1)
	1,915,000	7.000		05/01/29	1,994,396
	1,465,000	7.250		05/01/32	1,538,587
	990,000	6.250		07/01/33	1,006,345
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
	2,925,000	7.000	(b)	09/15/28	3,014,476
	4,425,000	4.500		04/30/30	4,254,018
Tidewater, Inc.(a)(b) (BB-/B3)
	1,645,000	9.125		07/15/30	1,692,294
Transocean Poseidon Ltd.(a)(b) (B/B1)
	1,630,125	6.875		02/01/27	1,632,847
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	375,477	8.375		02/01/28	384,060
Transocean, Inc.(a)(b) (B/B1)
	3,599,200	8.750		02/15/30	3,709,875
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
	1,550,000	7.125		03/15/29	1,588,812
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	5,055,000	7.500		10/15/29	5,018,351

					92,590,489

Packaging – 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC(a)(b) (B/B2)
	2,990,000	6.000		06/15/27	2,998,252
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC(a) (CCC/Caa2)
EUR	3,315,000	3.000		09/01/29	3,498,523
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (C/Caa3)
	$5,387,000	5.250	%(a)(b)(c)	08/15/27	2,382,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)(c) (CC/Caa1)
	2,179,000	4.125		08/15/26	2,045,950

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Ball Corp.(a) (BB+/Ba1)
$3,841,000	6.000%		06/15/29	$ 3,943,862
2,925,000	2.875		08/15/30	2,636,771
Clydesdale Acquisition Holdings, Inc.(a)(b) (B+/B2)
2,305,000	6.750		04/15/32	2,362,325
Efesto Bidco SpA Efesto U.S. LLC(a)(b) (B-/B3)
4,206,000	7.500		02/15/32	4,270,814
LABL, Inc.(a)(b) (B-/B3)
2,375,000	5.875		11/01/28	2,078,030
LABL, Inc.(a)(b)(c) (CCC+/Caa3)
2,035,000	10.500		07/15/27	1,947,963
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
5,841,000	7.875		04/15/27	5,941,115
Sealed Air Corp.(a)(b) (BB+/Ba2)
1,160,000	6.500		07/15/32	1,202,433
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
2,265,000	7.250		02/15/31	2,382,735
TriMas Corp.(a)(b) (BB-/Ba3)
2,865,000	4.125		04/15/29	2,722,237

				40,413,172

Pharmaceuticals – 2.5%
1261229 BC Ltd.(a)(b) (B/Caa1)
3,055,000	10.000		04/15/32	3,082,373
AdaptHealth LLC(a)(b) (B+/B1)
3,109,000	6.125		08/01/28	3,110,896
Bausch Health Americas, Inc.(a)(b) (CCC+/Ca)
1,223,000	8.500		01/31/27	1,167,060
Bausch Health Cos., Inc.(b) (B-/Caa1)
1,766,000	4.875	(a)	06/01/28	1,484,252
2,823,000	11.000		09/30/28	2,798,525
Bausch Health Cos., Inc.(a)(b) (CCC+/Ca)
2,135,000	5.000		01/30/28	1,728,859
1,693,000	6.250	(c)	02/15/29	1,197,171
Grifols SA(a)(b) (B-/Caa1)
4,618,000	4.750		10/15/28	4,431,110
Jazz Securities DAC(a)(b) (BB/Ba1)
4,361,000	4.375		01/15/29	4,212,246
Opal Bidco SAS(a)(b) (B+/B1)
5,895,000	6.500		03/31/32	6,008,656
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB/Ba1)
6,990,000	4.125		04/30/28	6,718,718
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
5,380,000	5.125		04/30/31	4,670,701
Perrigo Finance Unlimited Co.(a) (B+/Ba3)
6,986,000	4.900		06/15/30	6,864,304
Prestige Brands, Inc.(a)(b) (BB/B1)
2,014,000	3.750		04/01/31	1,855,418
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba1)
786,000	3.150		10/01/26	770,767

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Teva Pharmaceutical Finance Netherlands IV BV(a) (BB/Ba1)
$1,930,000	5.750%		12/01/30	$ 1,958,081

				52,059,137

Pipelines – 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b) (BB+/Ba3)
3,939,000	6.625		02/01/32	4,068,790
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,260,000	7.000		07/15/29	1,315,566
1,270,000	7.250		07/15/32	1,345,895
CNX Midstream Partners LP (a)(b) (BB/B1)
3,461,000	4.750		04/15/30	3,275,283
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
5,620,000	7.375		06/30/33	5,595,103
Excelerate Energy LP (a)(b) (BB+/NR)
2,725,000	8.000		05/15/30	2,871,769
Genesis Energy LP/Genesis Energy Finance Corp. (a) (B/B3)
1,470,000	8.875		04/15/30	1,559,993
3,837,000	8.000		05/15/33	4,016,495
Global Partners LP/GLP Finance Corp. (a) (B+/B1)
1,383,000	6.875		01/15/29	1,407,493
1,410,000	8.250	(b)	01/15/32	1,483,517
Hess Midstream Operations LP (a)(b) (BB+/Ba2)
2,740,000	5.875		03/01/28	2,780,662
1,125,000	6.500		06/01/29	1,156,230
807,000	5.500		10/15/30	810,276
Howard Midstream Energy Partners LLC (a)(b) (B+/B1)
4,965,000	7.375		07/15/32	5,221,840
Kinetik Holdings LP (a)(b) (BB+/Ba1)
4,555,000	6.625		12/15/28	4,658,626
4,315,000	5.875		06/15/30	4,353,145
NFE Financing LLC (a)(b) (B-/B3)*
1,996,000	12.000		11/15/29	893,589
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,696,000	8.125		02/15/29	4,742,819
NuStar Logistics LP (a) (NR/Ba1)
4,206,000	5.625		04/28/27	4,242,214
Prairie Acquiror LP (a)(b) (B-/B3)
2,731,000	9.000		08/01/29	2,846,385
Rockies Express Pipeline LLC (a)(b) (BB/Ba2)
2,695,000	6.750		03/15/33	2,814,415
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,915,000	7.375		02/15/29	2,995,250
3,675,000	6.000		09/01/31	3,584,558
TransMontaigne Partners LLC (a)(b) (CCC+/Caa1)
6,550,000	8.500		06/15/30	6,815,799
Venture Global Calcasieu Pass LLC (a)(b) (BBB-/Ba1)
2,815,000	4.125		08/15/31	2,607,450

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Venture Global LNG, Inc. (a) (BB/B1)
$874,000	8.125	%(b)	06/01/28	$ 902,650
6,995,000	9.500	(b)	02/01/29	7,622,382
4,930,000	7.000	(b)	01/15/30	4,989,209
3,453,000	9.875	(b)	02/01/32	3,728,964
2,140,000	6.500		01/15/34	2,140,000
2,140,000	6.750		01/15/36	2,140,000

				98,986,367

Real Estate – 0.8%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa2)
5,544,000	5.750		01/15/29	4,867,244
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,303,000	6.750		05/15/28	2,322,506
1,120,000	8.875		09/01/31	1,202,611
Kennedy-Wilson, Inc.(a) (B/B2)
2,735,000	4.750	(c)	03/01/29	2,564,637
3,501,000	4.750	(c)	02/01/30	3,203,555
1,514,000	5.000		03/01/31	1,364,129

				15,524,682

Real Estate Investment Trust – 2.5%
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
2,425,000	7.000		02/15/29	2,508,347
3,112,000	4.875		09/15/29	3,054,397
7,045,000	5.625		07/15/32	6,986,245
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Baa3)
5,216,000	5.250		10/01/25	5,215,948
2,000,000	7.000		07/15/31	2,090,320
MPT Operating Partnership LP/MPT Finance Corp.(a)(b) (B-/B2)
170,000	8.500		02/15/32	178,014
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
3,090,000	3.500		03/15/31	2,189,358
RHP Hotel Properties LP/RHP Finance Corp.(a)(b) (BB/Ba3)
645,000	6.500		06/15/33	664,066
SBA Communications Corp.(a) (BB+/Ba3)
5,127,000	3.125		02/01/29	4,842,503
Service Properties Trust(a) (BB-/B3)
4,840,000	8.375		06/15/29	5,049,088
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
6,478,000	7.250		04/01/29	6,819,973
1,480,000	6.500		07/01/30	1,529,225
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b) (B/B2)
1,718,000	10.500		02/15/28	1,820,290
3,280,000	4.750		04/15/28	3,212,661
XHR LP(a)(b) (BB-/B1)
5,028,000	6.625		05/15/30	5,131,174

				51,291,609

Retailing – 4.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
2,755,000	4.375		01/15/28	2,703,564
4,166,000	4.000		10/15/30	3,885,003

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB+/Ba2)
	$2,540,000	6.125%		06/15/29	$ 2,609,545
Arko Corp.(a)(b) (CCC+/B3)
	5,621,000	5.125		11/15/29	4,741,595
Asbury Automotive Group, Inc.(a) (BB/B1)
	573,000	4.500		03/01/28	566,565
	8,931,000	4.625	(b)	11/15/29	8,623,416
	185,000	4.750		03/01/30	178,997
	1,014,000	5.000	(b)	02/15/32	965,784
Carvana Co.(a)(b)(d) (Bu/B3u) (PIK 12.000%, Cash 9.000%)
	276,704	9.000		12/01/28	283,945
(PIK 13.000%, Cash 11.000%)
	487,325	9.000		06/01/30	512,481
(PIK 14.000%, Cash 9.000%)
	622,355	9.000		06/01/31	736,924
Cheesecake Factory, Inc.(c) (NR/NR)
	1,728,000	0.375		06/15/26	1,769,472
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	3,773,000	8.000		05/15/32	4,023,301
eG Global Finance PLC(a)(b) (B-/B3)
	6,977,000	12.000		11/30/28	7,703,236
Foundation Building Materials, Inc.(a)(b)(c) (CCC+/Caa2)
	3,269,000	6.000		03/01/29	3,001,236
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	2,208,000	4.000		08/15/28	2,133,855
	630,000	6.375		01/15/30	648,383
GYP Holdings III Corp.(a)(b) (B/Ba2)
	3,038,000	4.625		05/01/29	3,045,079
Ken Garff Automotive LLC(a)(b) (BB-/B1)
	4,637,000	4.875		09/15/28	4,582,794
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	8,252,000	4.875		05/01/29	8,023,585
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,258,000	3.875		06/01/29	1,200,598
	853,000	4.375		01/15/31	810,725
Macy’s Retail Holdings LLC(a)(b) (BB+/Ba2)
	1,715,000	5.875		04/01/29	1,697,027
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000		01/26/28	1,105,536
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	$3,341,000	3.750		02/15/31	3,081,170
Nordstrom, Inc.(a) (BB+/Ba2)
	1,795,000	4.375		04/01/30	1,654,487
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	1,707,000	3.500		09/01/25	1,701,111
	3,469,000	3.750		06/15/29	3,293,954
Punch Finance PLC(a)(b) (NR/B3)
GBP	940,000	7.875		12/30/30	1,311,800
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
	$2,205,000	6.750		04/30/32	2,276,508
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,208,000	4.625		11/15/29	3,110,573

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Staples, Inc.(a)(b) (B-/B3)
	$1,705,000	10.750%		09/01/29	$ 1,619,392
Staples, Inc. (a)(b) (CCC/Caa2)
	690,000	12.750		01/15/30	466,212
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/B3) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	8.768		07/31/29	724,623
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,272,000	5.000		06/01/31	3,094,985
Walgreens Boots Alliance, Inc. (a) (BB-/B1)
	2,900,000	3.450		06/01/26	2,834,808
	2,095,000	8.125	(c)	08/15/29	2,222,188
White Cap Buyer LLC (a)(b) (CCC+/Caa1)
	3,044,000	6.875		10/15/28	3,038,734
Yum! Brands, Inc. (a) (BB/Ba3)
	4,248,000	3.625		03/15/31	3,927,956

					99,911,147

Semiconductors(a)(b) – 0.2%
Amkor Technology, Inc. (BB/Ba3)
	4,563,000	6.625		09/15/27	4,574,909

Software – 2.7%
AthenaHealth Group, Inc. (a)(b) (CCC/Caa2)
	5,574,000	6.500		02/15/30	5,484,203
Castle U.S. Holding Corp. (a)(b) (NR/Ca)
	2,900,000	9.500		02/15/28	1,289,514
Clarivate Science Holdings Corp. (a)(b) (B/Caa1)
	5,391,000	4.875		07/01/29	5,081,449
Cloud Software Group, Inc. (a)(b) (B/B2)
	5,041,000	6.500		03/31/29	5,086,823
	2,940,000	8.250		06/30/32	3,129,894
Cloud Software Group, Inc. (a)(b) (B-/Caa2)
	8,914,000	9.000		09/30/29	9,241,857
CoreWeave, Inc. (a)(b) (B/B1)
	5,000,000	9.250		06/01/30	5,111,900
Elastic NV (a)(b) (BB-/Ba3)
	3,315,000	4.125		07/15/29	3,168,179
Open Text Corp. (a)(b) (BB/Ba3)
	2,995,000	3.875		12/01/29	2,821,949
ROBLOX Corp. (a)(b) (BB+/Ba1)
	2,611,000	3.875		05/01/30	2,467,160
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500		02/15/28	1,253,634
Twilio, Inc.(a) (BB+/Ba2)
	$6,714,000	3.875		03/15/31	6,282,760
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	4,350,000	3.875		02/01/29	4,092,784

					54,512,106

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 3.5%
Altice France SA (a)(b)(c) (D/Caa2)
$2,023,000	8.125%		02/01/27	$ 1,820,862
2,730,000	5.125		07/15/29	2,254,161
CommScope LLC(a)(b) (B-/B3)
1,659,000	4.750		09/01/29	1,619,549
3,842,000	9.500	(c)	12/15/31	4,020,730
CommScope LLC(a)(b)(c) (CCC/Caa3)
2,025,000	8.250		03/01/27	2,016,799
EchoStar Corp.(a) (B/Caa1)
8,060,000	10.750		11/30/29	8,286,405
(PIK 6.750%, Cash 6.750%)
3,521,039	6.750	(d)	11/30/30	3,220,765
Fibercop SpA(a)(b) (BB+/Ba1)
1,916,000	6.000		09/30/34	1,801,193
2,806,000	7.200		07/18/36	2,738,600
Frontier Communications Holdings LLC(a)(b) (B/B2)
6,489,000	5.875		10/15/27	6,491,531
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa1)
4,745,000	6.000		01/15/30	4,809,200
Hughes Satellite Systems Corp.(c) (CCC+/Caa3)
1,870,000	6.625		08/01/26	1,340,977
Iliad Holding SASU(a)(b) (B+/B2)
2,775,000	7.000		04/15/32	2,841,683
Level 3 Financing, Inc.(a)(b) (B-/B3)
2,814,000	4.500		04/01/30	2,547,008
1,124,000	3.875		10/15/30	977,520
Level 3 Financing, Inc.(a)(b) (B+/B1)
900,000	10.750	(c)	12/15/30	1,020,150
3,325,000	6.875		06/30/33	3,383,021
Nokia of America Corp.(c) (NR/WR)
5,200,000	6.450		03/15/29	5,099,900
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
1,795,000	7.125		10/15/32	1,800,048
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
4,717,000	7.000		04/04/79	4,959,595
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (B-/B3)
1,380,000	8.250		10/01/31	1,445,329
Zayo Group Holdings, Inc.(a)(b)(c) (B-/B3)
3,415,000	4.000		03/01/27	3,202,587
Zayo Group Holdings, Inc.(a)(b)(c) (CCC/Caa2)
3,525,000	6.125		03/01/28	3,042,886

				70,740,499

Transportation(a)(b) – 0.4%
Beacon Mobility Corp. (B/B1)
2,050,000	7.250		08/01/30	2,092,127
Rand Parent LLC(c) (BB-/Ba1)
6,277,000	8.500		02/15/30	6,297,526

				8,389,653

TOTAL CORPORATE OBLIGATIONS (Cost $1,803,526,698)				$1,810,120,435

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – 4.3%
Aerospace & Defense – 0.2%
Kaman Corp. (B/B2) (3 mo. USD Term SOFR + 2.750%)
$3,655,172	7.083%	02/26/32	$ 3,649,469

Automotive – 0.2%
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
3,397,931	9.541	03/30/27	3,199,017

Banks – 0.1%
Nouryon Finance BV (B+/B2) (3 mo. USD Term SOFR + 3.250%)
2,878,921	7.510	04/03/28	2,889,717

Building & Construction – 0.6%
AAL Delaware Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
4,912,937	7.077	07/30/31	4,909,891
Construction Partners, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
646,750	6.827	11/03/31	648,367
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
2,943,651	6.827	09/23/31	2,936,056
TRC Cos. LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
2,856,131	7.327	12/08/28	2,846,848

			11,341,162

Capital Goods - Others – 0.3%
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1) (1 mo. USD Term SOFR + 4.250%)
3,200,000	8.574	12/02/31	3,214,016
Titan Acquisition Ltd. (B-/B3) ((3 mo. USD TermSOFR + 4.500%) – (6 mo. USD TermSOFR + 4.500%))
2,920,500	8.666–8.796	02/15/29	2,926,224

			6,140,240

Commercial Services – 0.7%
Ankura Consulting Group LLC (B-/B3) (3 mo. USD Term SOFR + 3.500%)
5,074,500	7.802	12/29/31	5,065,620
Fugue Finance BV (B/B2) (3 mo. USD Term SOFR + 3.250%)
623,437	7.583	01/09/32	626,817
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
4,045,458	7.321	03/14/31	4,044,991
Wand NewCo 3, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
4,692,076	6.827	01/30/31	4,668,052

			14,405,480

Consumer Cyclical Services – 0.2%
Pre-Paid Legal Services, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
3,947,749	7.577	12/15/28	3,921,852

Diversified Financial Services – 0.2%
FNZ Group Services Ltd. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
1,970,063	9.260	11/05/31	1,612,989

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Diversified Financial Services – (continued)
NEXUS Buyer LLC (B/B1) (1 mo. USD Term SOFR + 3.500%)
$2,823,697	7.827%	07/31/31	$ 2,831,434

			4,444,423

Entertainment – 0.2%
Crown Finance U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 5.250%)
4,975,000	9.566	12/02/31	4,968,781

Food & Beverages(h) – 0.2%
Sazerac Co., Inc. (NR/NR)
3,250,000	0.000	06/26/32	3,245,937

Home Construction – 0.2%
Tecta America Corp. (B/B2) (1 mo. USD Term SOFR + 3.000%)
5,025,000	7.327	02/18/32	5,029,723

Internet – 0.2%
Plano HoldCo, Inc. (B+/B2) (3 mo. USD Term SOFR + 3.500%)
3,466,313	7.796	10/02/31	3,284,331

Machinery – 0.1%
Project Castle, Inc. (CCC+/Caa2) (6 mo. USD Term SOFR + 5.500%)
1,769,816	9.716	06/01/29	1,390,562

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1) (1 mo. USD Term SOFR + 5.775%)
1,933,155	10.216	05/01/29	1,570,689

Media - Non Cable – 0.0%
Diamond Sports Group LLC (NR/NR) (Fixed + 15.000%)
226,667	15.000	01/02/28	204,850

Restaurants – 0.2%
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2) (1 mo. USD Term SOFR + 2.000%)
3,793,213	6.327	12/04/31	3,783,730

Retailers – 0.1%
Harbor Freight Tools USA, Inc. (BB-/B2)
2,122,550	0.000	06/11/31	2,074,793
Restoration Hardware, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
2,587	6.941	10/20/28	2,510

			2,077,303

Technology – 0.5%
Clover Holdings 2 LLC (B/B2) (Fixed + 7.750%)
5,425,000	7.750	12/09/31	5,465,688
Pitney Bowes, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.750%)
5,087,250	8.077	03/19/32	5,072,395

			10,538,083

Technology - Software – 0.0%
Physician Partners LLC (B/NR) (3 mo. USD Term SOFR + 6.000%)
349,480	10.296	12/31/29	302,884

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Technology - Software – (continued)
Physician Partners LLC (CCC-/C) (3 mo. USD Term SOFR + 4.000%)
$1,205,987	8.446%	12/31/29	$ 596,964
(3 mo. USD Term SOFR + 5.500%)
748,854	9.946	12/31/30	152,264

			1,052,112

TOTAL BANK LOANS (Cost $89,522,372)			$ 87,137,461

Shares	Description		Value

Common Stocks – 0.6%
Automobile Components – 0.0%
1,229	Lear Corp.		$ 116,730

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		23,781

Commercial Services & Supplies(i)(j) – 0.0%
7,179,000	Reorganized ISA SA		—

Communications Equipment(i) – 0.5%
229,679	Intelsat SA		9,818,777

Diversified Telecommunication Services(i) – 0.0%
4,500	Holdco		30,885

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC		883,372

IT Services* – 0.0%
11,631	DSG TopCo, Inc.		159,926

Oil, Gas & Consumable Fuels(i) – 0.0%
18,791	Valaris Ltd.		791,289

TOTAL COMMON STOCKS (Cost $20,819,971)			$ 11,824,760

Shares	Dividend Rate		Value

Preferred Stocks – 0.1%
Aerospace/Defense – 0.1%
Boeing Co.
15,000	6.000%		$ 1,020,000
(Cost $750,000)

Units	Expiration Date	Value

Rights – 0.0%
Media – 0.0%
Cineworld Group PLC (NR/NR)
42,700	12/31/99	$ 994,312
(Cost $1,085,007)

Warrants(i) – 0.0%
Intelsat SA (NR/NR)(j)
6,089	02/17/27	$ 19,789
Noble Corp. PLC (NR/NR)
4,596	02/04/28	55,405
(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)		$ 75,194

Shares	Description	Value

Exchange Traded Funds – 1.0%
370,775	Eldridge BBB-B CLO ETF (NR/NR)	$ 9,914,524
205,167	Janus Henderson B-BBB CLO ETF (NR/NR)	9,891,101

TOTAL EXCHANGE TRADED FUNDS (Cost $19,711,388)		$ 19,805,625

Shares	Dividend Rate	Value

Investment Company(k) – 2.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
41,173,606	4.231%	$ 41,173,606
(Cost $41,173,606)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $1,979,905,826)		$1,972,151,393

Securities Lending Reinvestment Vehicle(k) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
69,687,981	4.231%	$ 69,687,981
(Cost $69,687,981)

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(l) – 0.4%
Commercial Paper – 0.4%
Reckitt Benckiser Treasury Services PLC
$8,129,000	0.000%	07/01/25	$ 8,128,002
(Cost $8,129,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $8,129,000)			$ 8,128,002

TOTAL INVESTMENTS – 100.6% (Cost $2,057,722,807)			$2,049,967,376

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			$ (11,355,928)

NET ASSETS – 100.0%			$2,038,611,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Security is currently in default and/or non-income producing.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Represents an affiliated issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$613,679	$610,651	$(458)
Kaman Corp. (NR/NR), due 02/26/32	344,828	344,290	(1,685)

TOTAL			$(2,143)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	GBP	2,214,974	USD	2,988,769	08/28/25	$52,732

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	31,420,890	EUR	26,680,555	09/23/25	$(183,764)
State Street Bank and Trust	USD	28,745,455	GBP	21,229,101	08/28/25	(405,368)
UBS AG (London)	USD	1,269,240	GBP	940,000	08/28/25	(21,525)

TOTAL						$(610,657)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	497	09/19/25	$55,726,125	$974,721
2 Year U.S. Treasury Notes	366	09/30/25	76,136,578	247,458
20 Year U.S. Treasury Bonds	106	09/19/25	12,239,688	438,997
Ultra 10-Year U.S. Treasury Notes	196	09/19/25	22,396,062	526,569

Total				$2,187,745

Short position contracts:
5 Year German Euro-Bobl	(77)	09/08/25	(10,673,835)	38,872

TOTAL FUTURES CONTRACTS				$2,226,617

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.236%	12/20/27	$90,783	$5,902,990	$3,983,463	$1,919,527
CDX.NA.HY Index 44	5.000	3.186	06/20/30	145,825	11,174,246	8,196,917	2,977,329

TOTAL					$17,077,236	$12,180,380	$4,896,856

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 85.7%
Advertising – 0.1%
CMG Media Corp. (B/B3) (3 mo. USD Term SOFR + 3.500%)
	$947,608	7.896%	06/18/29	$ 915,759

Aerospace & Defense – 4.2%
Air Comm Corp. LLC (B/B2) (3 mo. USD Term SOFR + 3.000%)
	9,498,159	7.300	12/11/31	9,533,777
Bleriot U.S. Bidco, Inc. (B/B2)(3 mo. USD Term SOFR + 2.750%)
	8,596,357	7.046	10/31/30	8,612,518
Brown Group Holding LLC (B+/B2) (1 mo. USD Term SOFR + 2.500%)
	10,846,854	6.827	07/01/31	10,854,447
Dynasty Acquisition Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	5,373,000	6.327	10/31/31	5,373,752
Kaman Corp. (B/B2)(3 mo. USD Term SOFR + 2.750%)
	10,714,224	7.083	02/26/32	10,697,510
Propulsion (BC) Finco SARL (b) (NR/B2)
	10,448,867	0.000	09/14/29	10,466,839
Spirit Aerosystems, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 4.250%)
	4,897,892	8.780	01/15/27	4,897,891
TransDigm, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 2.500%)
	13,165,217	6.796	02/28/31	13,187,598
	1,783,981	6.796	01/19/32	1,786,372

				75,410,704

Airlines – 0.2%
Vista Management Holding, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 0.000%)
	3,550,000	8.048	04/01/31	3,555,929

Apparel(b) – 0.1%
Beach Acquisition Bidco LLC (NR/NR)
	1,825,000	0.000	06/25/32	1,836,406

Auto Parts & Related – 0.2%
Clarios Global LP (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
	3,325,000	7.077	01/28/32	3,327,095

Automotive – 1.4%
Autokiniton U.S. Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 4.000%)
	3,084,345	8.441	04/06/28	2,967,757
Clarios Global LP (BB-/B1) (1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	4.929	07/16/31	4,836,792
First Brands Group LLC (B-/Caa1) (3 mo. USD Term SOFR + 8.500%)
	$5,050,000	13.041	03/30/28	4,519,750
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
	10,073,751	9.541	03/30/27	9,495,780
Holley Purchaser, Inc. (B/B2) (1 mo. USD Term SOFR + 3.750%)
	2,872,464	8.191	11/17/28	2,655,248

				24,475,327

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Distributors – 0.6%
DexKo Global, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
$2,010,534	8.191%	10/04/28	$ 1,919,135
RealTruck Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
2,939,152	8.191	01/31/28	2,619,519
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.250%)
6,883,005	6.577	02/27/32	6,779,761

			11,318,415

Automotive - Parts – 0.8%
Adient U.S. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.250%)
1,854,837	6.577	01/31/31	1,857,452
Clarios Global LP (BB-/B1) (1 mo. USD Term SOFR + 2.500%)
5,309,942	6.827	05/06/30	5,290,030
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
6,620,039	7.333	05/04/28	6,612,691

			13,760,173

Banks – 0.5%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.250%)
9,454,274	7.510	04/03/28	9,489,727

Building & Construction – 3.4%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
10,744,881	7.077	07/30/31	10,738,219
Brown Group Holding LLC (B+/B2) ((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
2,600,000	6.780–6.833	07/01/31	2,602,652
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
3,731,250	6.827	11/03/31	3,740,578
Cube Industrials Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 3.250%)
8,079,750	7.522	10/17/31	8,112,554
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
11,583,911	7.941	03/31/28	11,572,211
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 6.750%)
600,000	11.191	03/30/29	594,936
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
10,591,171	6.827	09/23/31	10,563,846
TRC Cos. LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
12,259,339	7.327	12/08/28	12,219,497

			60,144,493

Building Materials – 3.4%
Associated Materials, Inc. (B/B3) (1 mo. USD Term SOFR + 6.000%)
7,142,015	10.327	03/08/29	6,454,596

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
Chamberlain Group, Inc. (B/B3) (1 mo. USD Term SOFR + 3.250%)
	$11,684,982	7.677%	11/03/28	$ 11,696,901
Cornerstone Building Brands, Inc. (B/B3)(1 mo. USD Term SOFR + 3.250%)
	1,959,567	7.662	04/12/28	1,744,015
CP Atlas Buyer, Inc. (CCC+/B2) (1 mo. USD Term SOFR + 3.500%)
	2,305,337	8.177	11/23/27	2,294,778
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.500%)
	7,312,913	8.057	12/22/28	7,328,928
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
	1,525,000	11.307	12/21/29	1,523,734
LBM Acquisition LLC (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	2,858,400	8.177	12/17/27	2,814,495
	1,188,000	8.162	06/06/31	1,106,325
MI Windows & Doors LLC (BB-/B1) (1 mo. USD Term SOFR + 3.000%)
	1,771,028	7.327	03/28/31	1,773,135
Oscar AcquisitionCo LLC (B-/B2) (3 mo. USD Term SOFR + 4.250%)
	1,922,578	8.546	04/29/29	1,765,965
Quikrete Holdings, Inc. (BB/Ba3) (1 mo. USD Term SOFR + 2.250%)
	8,969,469	6.577	04/14/31	8,949,557
	4,613,438	6.577	02/10/32	4,605,364
Vector WP Holdco, Inc. (B/B3) (1 mo. USD Term SOFR + 5.000%)
	8,767,794	9.441	10/12/28	8,685,640

				60,743,433

Capital Goods - Others – 2.6%
AI Aqua Merger Sub, Inc. (B/B3) (1 mo. USD Term SOFR + 3.000%)
	11,714,554	7.324	07/31/28	11,690,305
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	3,290,805	5.730	05/21/28	3,876,406
(3 mo. USD Term SOFR + 3.750%)
	$5,844,688	8.057	05/19/28	5,877,068
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 6.000%)
	500,000	10.557	05/21/29	500,625
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	11.057	05/21/29	2,005,000
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1) (1 mo. USD Term SOFR + 4.250%)
	7,428,948	8.574	12/02/31	7,461,487
Nvent Electric PLC (B/B2) (1 mo. USD Term SOFR + 3.500%)
	7,650,000	7.827	01/30/32	7,691,769

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others – (continued)
Team Health Holdings, Inc. (B-/Caa2) (3 mo. USD Term SOFR + 5.250%)
	$2,852,327	9.530%	03/02/27	$ 2,834,044
Titan Acquisition Ltd. (B-/B3)((3 mo. USD Term SOFR + 4.500%) – (6 mo. USD Term SOFR + 4.500%))
	4,536,642	8.666–8.796	02/15/29	4,545,533

				46,482,237

Chemicals – 3.6%
Albaugh LLC (BB/Ba3) (1 mo. USD Term SOFR + 3.750%)
	2,316,711	8.077	04/06/29	2,299,336
Berlin Packaging LLC (B-/B2) ((1 mo. USD Term SOFR + 3.500%) – (3 mo. USD Term SOFR + 3.500%))
	4,488,722	7.824–7.824	06/07/31	4,503,355
Chemours Co. (BB+/Ba1) (1 mo. USD Term SOFR + 3.000%)
	2,733,295	7.327	08/18/28	2,723,045
Consolidated Energy Finance SA (B/B1)(3 mo. USD Term SOFR + 4.500%)
	3,742,799	8.833	11/15/30	3,527,588
Discovery Purchaser Corp. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
	4,955,767	8.022	10/04/29	4,944,914
ECO Services Operations Corp. (BB/B1) (3 mo. USD Term SOFR + 2.000%)
	5,051,886	6.280	06/12/31	5,013,087
Fortis 333, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
	2,500,000	7.796	03/29/32	2,496,100
INEOS Quattro Holdings U.K. Ltd. (BB-/B1) (1 mo. USD Term SOFR + 4.250%)
	2,498,661	8.577	10/07/31	2,273,781
INEOS U.S. Finance LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	3,979,950	7.327	02/07/31	3,788,912
Innophos, Inc. (B+/B1)(1 mo. USD Term SOFR + 4.250%)
	2,827,618	8.691	03/16/29	2,837,345
Momentive Performance Materials, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 4.500%)
	6,069,312	8.327	03/29/28	6,081,936
Nobian Finance BV(b) (B/B2)
EUR	1,600,000	0.000	07/31/30	1,868,569
Trident TPI Holdings, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
	$2,699,541	8.046	09/15/28	2,648,601
Windsor Holdings III LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	10,344,757	7.072	08/01/30	10,342,171
WR Grace & Co-Conn. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
	8,374,514	7.546	09/22/28	8,378,032

				63,726,772

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – 6.4%
Allied Universal Holdco LLC (B/B3) (1 mo. EUR EURIBOR + 3.750%)
EUR	649,688	5.679%	05/12/28	$ 764,665
(1 mo. USD Term SOFR + 3.750%)
	$3,872,928	8.177	05/12/28	3,890,046
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	11,962,727	7.802	12/29/31	11,941,792
Anticimex International AB (B/B3)(3 mo. USD Term SOFR + 3.400%)
	6,320,750	7.660	11/16/28	6,330,231
Belron Finance 2019 LLC (BB-/Ba3)(3 mo. USD Term SOFR + 2.750%)
	14,231,446	7.049	10/16/31	14,280,972
Berkeley Research Group LLC (B/B2)(3 mo. USD Term SOFR + 3.250%)
	3,650,000	7.571	05/01/32	3,660,111
Cinemark USA, Inc. (BB+/Ba1)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	8,069,014	7.077–7.077	05/24/30	8,091,688
Element Materials Technology Group U.S. Holdings, Inc.(b) (B/B3)
	9,303,169	0.000	07/06/29	9,310,890
Fleet Midco I Ltd. (B+/B2)(6 mo. USD Term SOFR + 2.750%)
	2,670,772	7.055	02/21/31	2,674,111
Fugue Finance BV(b) (B/B2)
	8,931,125	0.000	01/09/32	8,979,532
Fugue Finance BV(b) (NR/B2)
	550,000	0.000	01/09/32	552,981
Garda World Security Corp. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	9,481,513	7.314	02/01/29	9,486,728
Grant Thornton Advisors LLC(b) (B/B2)
	2,750,000	0.000	06/02/31	2,752,750
Groundworks LLC (B/B3) (1 mo. USD Term SOFR + 3.000%)
	6,599,083	7.321	03/14/31	6,601,052
Holding Socotec (B/B2) (3 mo. USD Term SOFR + 3.750%)
	8,365,500	8.040	06/30/28	8,372,443
Holding Socotec SAS(b) (B/B2)
EUR	1,025,000	0.000	06/02/28	1,206,651
Prime Security Services Borrower LLC(b) (NR/NR)
	$1,700,000	0.000	03/07/32	1,688,491
Prime Security Services Borrower LLC(b) (BB/Ba2)
	1,695,750	0.000	03/07/32	1,679,505
Vaco Holdings LLC (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	970,051	9.446	01/21/29	887,111
Vestis Corp. (BB-/B2) (3 mo. USD Term SOFR + 2.250%)
	1,800,000	6.580	02/22/31	1,721,250
Wand NewCo 3, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
	2,609,799	6.827	01/30/31	2,596,437
WCG Intermediate Corp. (B-/B3) (1 mo. USD Term SOFR +
3.000%)
	6,800,000	7.327	02/25/32	6,717,040

				114,186,477

Consumer Cyclical Services – 3.7%
Asurion LLC (B/B3) (1 mo. USD Term SOFR + 5.250%)
	4,675,000	9.691	01/20/29	4,328,021

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – (continued)
Asurion LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.250%)
	$3,352,398	8.577%	09/19/30	$ 3,265,436
Avis Budget Car Rental LLC (BB/Ba1) (1 mo. USD Term SOFR + 1.750%)
	2,194,195	6.191	08/06/27	2,172,253
Core & Main LP (BB-/Ba3) (6 mo. USD Term SOFR + 2.000%)
	855,034	6.270	07/27/28	854,504
First Advantage Holdings LLC (B+/B1)(1 mo. USD Term SOFR + 3.250%)
	1,787,612	7.577	10/31/31	1,787,058
Fluid-Flow Products, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.250%)
	11,539,844	7.546	03/31/28	11,538,805
GSM Holdings, Inc. (B/B3) (3 mo. USD Term SOFR + 5.000%)
	1,977,973	9.296	09/30/31	1,908,744
Hertz Corp. (B/Ba3) (3 mo. USD Term SOFR + 3.500%)
	3,264,646	8.041	06/30/28	2,705,576
IRB Holding Corp. (B+/B2) (1 mo. USD Term SOFR + 2.500%)
	5,739,670	6.827	12/15/27	5,729,855
Pre-Paid Legal Services, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	8,006,520	7.577	12/15/28	7,953,997
Sabre GLBL, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.500%)
	1,997,030	7.941	12/17/27	1,958,507
Spin Holdco, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 4.000%)
	2,645,698	8.577	03/04/28	2,314,986
Thevelia (U.S.) LLC (B+/B2) (3 mo. USD Term SOFR + 3.000%)
	7,362,830	7.296	06/18/29	7,364,377
Verisure Holding AB(b) (B+/B1)
EUR	3,290,000	0.000	03/27/28	3,865,769
Veritiv Corp. (B+/B2) (3 mo. USD Term SOFR + 4.000%)
	$5,186,515	8.296	11/30/30	5,200,778
Whatabrands LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
	3,541,103	6.827	08/03/28	3,541,280

				66,489,946

Consumer Products – 1.2%
19th Holdings Golf LLC (B/B1) (1 mo. USD Term SOFR + 3.250%)
	1,546,015	7.663	02/07/29	1,520,893
Albion Financing 3 SARL (BB-/B1) (3 mo. USD Term SOFR + 3.000%)
	7,963,514	7.321	08/16/29	7,968,530
Kronos Acquisition Holdings, Inc. (CCC+/B2)(3 mo. USD Term SOFR + 4.000%)
	5,135,356	8.296	07/08/31	4,582,021
MajorDrive Holdings IV LLC (B-/B2) (3 mo. USD Term SOFR + 4.000%)
	4,872,380	8.557	06/01/28	4,770,888
Opal Bidco SAS(b) (B+/B1)
	1,625,000	0.000	04/28/32	1,630,590

				20,472,922

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Containers & Packaging – 2.6%
Charter NEX U.S., Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	$9,009,505	7.061%	11/29/30	$ 9,037,705
Clydesdale Acquisition Holdings, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.175%)
	3,803,872	7.502	04/13/29	3,794,704
LABL, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
	3,183,705	9.427	10/30/28	2,860,304
Pregis TopCo Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	8,503,361	8.327	02/01/29	8,520,368
Proampac PG Borrower LLC (B-/B3) ((3 mo. USD Term SOFR + 4.000%) – (3 mo. USD Term SOFR + 4.000%))
	11,151,293	8.256–8.324	09/15/28	11,176,384
TricorBraun Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
	11,128,251	7.691	03/03/28	11,110,668

				46,500,133

Diversified Financial Services – 3.7%
Advisor Group, Inc. (B/B1) (1 mo. USD Term SOFR + 3.500%)
	3,118,559	7.827	08/17/28	3,123,362
Allspring Buyer LLC (BB-/Ba3) (3 mo. USD Term SOFR + 3.000%)
	5,907,989	7.296	11/01/30	5,937,529
Colossus Acquireco LLC(b) (BB+/Ba1)
	5,725,000	0.000	06/11/32	5,683,494
DRW Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.500%)
	9,997,013	7.827	06/26/31	10,009,509
Edelman Financial Center LLC (B/B2) (1 mo. USD Term SOFR + 3.000%)
	11,725,079	7.327	04/07/28	11,730,003
Eisner Advisory Group LLC (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	5,242,397	8.327	02/28/31	5,262,056
FNZ Group Services Ltd. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	2,438,887	9.260	11/05/31	1,996,839
Focus Financial Partners LLC(b) (B/B2)
	3,590,977	0.000	09/15/31	3,582,467
NEXUS Buyer LLC (B/B1) (1 mo. USD Term SOFR + 3.500%)
	8,249,773	7.827	07/31/31	8,272,377
Orion U.S. Finco, Inc.(b) (NR/B2)
	3,900,000	0.000	05/20/32	3,911,700
VFH Parent LLC (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	6,625,000	6.827	06/21/31	6,641,562

				66,150,898

Diversified Manufacturing – 2.4%
CeramTec AcquiCo GmbH(b) (B/B1)
EUR	5,375,000	0.000	03/16/29	6,104,121
Chart Industries, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 2.500%)
	$7,672,537	6.788	03/15/30	7,679,750

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing – (continued)
CPM Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 4.500%)
$6,405,141	8.824%	09/28/28	$ 6,248,023
Pelican Products, Inc. (CCC+/B3) (3 mo. USD Term SOFR + 4.250%)
7,092,750	8.807	12/29/28	6,179,558
SPX Flow, Inc. (B/B1) (1 mo. USD Term SOFR + 3.000%)
8,588,113	7.327	04/05/29	8,613,534
Victory Buyer LLC (CCC+/B3) (1 mo. USD Term SOFR + 3.750%)
7,773,023	8.191	11/19/28	7,661,946

			42,486,932

Electrical – 0.4%
Edgewater Generation LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
3,214,289	7.327	08/01/30	3,223,482
Waterbridge Midstream Operating LLC (B-/B2) (3 mo. USD Term SOFR + 4.750%)
3,780,952	9.314	06/27/29	3,755,960

			6,979,442

Energy – 0.5%
Delek U.S. Holdings, Inc. (BB/B2) (1 mo. USD Term SOFR + 3.500%)
2,972,039	7.927	11/19/29	2,916,165
ITT Holdings LLC (BB-/Ba2) (1 mo. USD Term SOFR + 2.725%)
1,463,882	7.052	10/11/30	1,465,346
Vistra Zero Operating Co. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.000%)
4,825,000	6.327	04/30/31	4,752,625

			9,134,136

Energy - Exploration & Production – 0.7%
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 3.750%)
11,681,844	8.046	05/01/31	11,678,223

Entertainment – 1.7%
AMC Entertainment Holdings, Inc. (b) (B/B3)
2,743,125	0.000	01/04/29	2,767,128
Arcis Golf LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
10,432,177	7.077	11/24/28	10,432,177
Crown Finance U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 5.250%)
4,875,500	9.566	12/02/31	4,869,406
Fender Musical Instruments Corp. (b) (B-/Caa1)
2,574,956	0.000	12/01/28	2,304,585
GBT U.S. III LLC (BB-/B1) (3 mo. USD Term SOFR + 2.500%)
4,353,125	6.783	07/28/31	4,357,043
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1) (6 mo. USD Term SOFR + 2.500%)
1,980,082	6.666	03/29/27	1,980,696
Playtika Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 2.750%)
1,804,144	7.191	03/13/28	1,771,110

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment – (continued)
Topgolf Callaway Brands Corp. (B/B1) (1 mo. USD Term SOFR + 3.000%)
	$1,894,947	7.327%	03/18/30	$ 1,862,733

				30,344,878

Environmental – 1.1%
Luna III SARL(b) (BB-/Ba3)
EUR	7,625,000	0.000	10/23/28	8,978,101
Madison IAQ LLC (B/B1) (6 mo. USD Term SOFR + 2.750%)
	$11,408,640	6.762	06/21/28	11,411,607

				20,389,708

Food & Beverages – 1.2%
Chef’s Warehouse Leasing Co. LLC (BB-/B1) (1 mo. USD Term SOFR + 3.500%)
	4,879,876	7.812	08/23/29	4,888,026
Chobani LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.500%)
	850,792	6.827	10/25/27	852,740
Froneri Lux Finco SARL (BB-/Ba3) (6 mo. USD Term SOFR + 2.000%)
	3,657,927	6.237	09/30/31	3,614,508
Pegasus BidCo BV (B+/B1) (3 mo. USD Term SOFR + 2.250%)
	7,086,584	7.576	07/12/29	7,122,016
Sazerac Co., Inc. (b) (NR/NR)
	2,850,000	0.000	06/26/32	2,846,437
Verifone Systems, Inc. (CCC+/B3) (3 mo. USD Term SOFR + 5.500%)
	2,175,000	10.211	08/18/28	2,029,819

				21,353,546

Food & Drug Retailing – 0.2%
United Natural Foods, Inc. (B+/B3) (1 mo. USD Term SOFR + 4.750%)
	4,359,664	9.077	05/01/31	4,381,463

Gaming – 0.2%
GVC Holdings (Gibraltar) Ltd. (BB-/Ba1) (6 mo. USD Term SOFR + 2.750%)
	3,084,981	7.016	10/31/29	3,094,298

Health Care Products – 0.5%
Bausch & Lomb Corp. (b) (B/B1)
	2,693,147	0.000	09/29/28	2,689,781
Iris BidCo GmbH(b) (B-/Caa1)
EUR	3,625,000	0.000	06/29/28	3,965,060
Medline Borrower LP (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	$2,693,216	6.577	10/23/28	2,694,535

				9,349,376

Health Care Services – 1.7%
Accelerated Health Systems LLC (CCC+/Caa2) (3 mo. USD Term SOFR + 4.250%)
	1,034,076	8.696	02/15/29	702,655
Electron BidCo, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,825,692	7.077	11/01/28	4,836,212

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care Services – (continued)
Help At Home, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
	$2,804,959	9.327%	09/24/31	$ 2,716,294
Lonza Group AG (B-/B2) (3 mo. USD Term SOFR + 3.925%)
	4,186,113	8.321	07/03/28	3,807,479
NAPA Management Services Corp. (CCC+/Caa1) (1 mo. USD Term SOFR + 5.250%)
	4,266,601	9.677	02/23/29	3,411,147
Phoenix Guarantor, Inc. (B+/B1) (1 mo. USD Term SOFR + 1.500%)
	4,912,999	6.827	02/21/31	4,925,822
Summit Behavioral Healthcare LLC (B-/Caa1) (3 mo. USD Term SOFR + 4.250%)
	3,120,574	8.546	11/24/28	2,340,431
U.S. Radiology Specialists, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.750%)
	7,822,651	9.046	12/15/27	7,834,072

				30,574,112

Healthcare – 0.6%
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 3.750%)
	5,237,230	8.006	05/19/31	5,175,849
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	5,039,551	9.344	02/28/28	5,047,413

				10,223,262

Healthcare Providers & Services(b) – 0.3%
Mehilainen Yhtiot OYJ (NR/NR)
EUR	5,100,000	0.000	08/05/31	6,008,930

Home Construction – 1.1%
Foundation Building Materials Holding Co. LLC (B/B3) (1 mo. USD LIBOR + 3.250%)
	$3,361,066	3.750	01/31/28	3,314,851
Hunter Douglas, Inc. (B/B1) (3 mo. USD Term SOFR + 3.250%)
	6,854,462	7.546	01/20/32	6,823,069
Tecta America Corp. (b) (B/B2)
	8,546,764	0.000	02/18/32	8,554,798

				18,692,718

Insurance – 4.5%
Acrisure LLC (B/B2) (1 mo. USD Term SOFR + 2.000%)
	11,549,550	7.327	11/06/30	11,508,318
(1 mo. USD Term SOFR + 3.250%)
	1,950,000	7.577	06/04/32	1,947,562
Alliant Holdings Intermediate LLC (B/B2) (1 mo. USD Term SOFR + 2.750%)
	12,414,337	7.072	09/19/31	12,415,703
AmWINS Group, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.250%)
	6,517,250	6.577	01/30/32	6,518,423
AssuredPartners, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
	7,081,219	7.827	02/14/31	7,097,647

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance – (continued)
Broadstreet Partners, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
$9,132,749	7.327%	06/13/31	$ 9,141,699
Howden Group Holdings Ltd. (B/B2) (1 mo. USD Term SOFR + 3.000%)
8,549,649	7.327	02/15/31	8,571,964
(1 mo. USD Term SOFR + 3.500%)
1,228,015	7.827	04/18/30	1,233,811
Sedgwick Claims Management Services, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.000%)
8,916,493	7.327	07/31/31	8,944,402
Trucordia Insurance Holdings LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
2,500,000	7.564	06/14/32	2,503,125
Truist Insurance Holdings LLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
3,907,727	7.046	05/06/31	3,906,906
USI, Inc. (B/B1) (3 mo. USD Term SOFR + 2.250%)
7,110,213	6.546	11/21/29	7,095,780

			80,885,340

Internet – 1.2%
BEP Intermediate Holdco LLC (B/B1) (1 mo. USD Term SOFR + 3.250%)
3,354,591	7.577	04/25/31	3,358,784
CNT Holdings I Corp. (B/B2) (3 mo. USD Term SOFR + 2.500%)
4,506,113	6.780	11/08/32	4,515,035
Fortress Intermediate 3, Inc. (B/B2)
3,566,018	0.000	06/27/31	3,570,475
Hoya Midco LLC (BB-/B2) (3 mo. USD Term SOFR + 2.250%)
2,817,937	6.530	02/03/29	2,438,390
MH Sub I LLC (B/B1) (1 mo. USD Term SOFR + 4.250%)
995,590	8.577	12/31/31	862,848
Plano HoldCo, Inc. (B+/B2) (3 mo. USD Term SOFR + 3.500%)
7,830,375	7.796	10/02/31	7,419,280

			22,164,812

Lodging – 1.0%
Caesars Entertainment, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
4,373,625	6.577	02/06/30	4,364,877
Fertitta Entertainment LLC (B/B2) (1 mo. USD Term SOFR + 3.500%)
3,615,657	7.827	01/27/29	3,609,330
Hilton Grand Vacations Borrower LLC (BB/Ba2) (1 mo. USD Term SOFR + 2.000%)
6,865,054	6.327	08/02/28	6,857,571
Travel & Leisure Co. (BB-/Ba3) (1 mo. USD Term SOFR + 2.500%)
2,844,767	6.827	12/14/29	2,846,901

			17,678,679

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Machinery – 1.7%
Apex Tool Group LLC(c) (CCC-/Caa2) (1 mo. USD Term SOFR + 7.500%)
$6,952,266	7.500%	02/08/30	$ 5,422,767
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 4.000%)
2,937,671	9.677	02/08/29	2,526,397
CD&R Hydra Buyer, Inc. (B/B3) (1 mo. USD Term SOFR + 4.000%)
3,999,375	8.427	03/25/31	3,930,386
Project Castle, Inc.(b) (CCC+/Caa2)
7,065,797	0.000	06/01/29	5,551,668
TK Elevator Midco GmbH (B/B2) (3 mo. USD Term SOFR + 3.000%)
13,547,927	7.237	04/30/30	13,577,190

			31,008,408

Machinery - Construction & Mining – 0.6%
Chromalloy Corp. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
8,746,055	8.038	03/27/31	8,752,177
WEC U.S. Holdings Ltd. (B+/B1) (1 mo. USD Term SOFR + 2.250%)
1,435,714	6.574	01/27/31	1,435,599

			10,187,776

Media – 0.6%
Audacy Capital Corp. (B+/B2) (1 mo. USD Term SOFR + 7.000%)
252,835	11.441	10/02/28	250,939
Cogeco Communications Finance (USA) LP (BB/B1) (1 mo. USD Term SOFR + 3.250%)
4,066,280	7.577	09/18/30	4,053,594
CSC Holdings LLC(b) (CCC+/Caa1)
3,017,283	0.000	01/18/28	2,972,054
DirecTV Financing LLC(b) (BB-/B1)
1,308,248	0.000	02/17/31	1,244,797
EOC Borrower LLC (B+/B2) (1 mo. USD Term SOFR + 3.000%)
2,000,000	7.327	03/24/32	2,000,620

			10,522,004

Media - Cable – 1.1%
Altice Financing SA (CCC+/Caa2) (3 mo. USD Term SOFR + 5.000%)
2,219,464	9.256	10/31/27	1,777,414
Altice France SA (D/Caa2) (3 mo. USD Term SOFR + 5.500%)
6,615,251	9.756	08/15/28	5,977,607
CSC Holdings LLC (CCC+/Caa1) (1 mo. USD LIBOR + 1.500%)
1,620,723	7.607	04/15/27	1,577,029
Gray Television, Inc. (B/Ba3) (1 mo. USD Term SOFR + 3.000%)
1,923,913	7.439	12/01/28	1,858,326
iHeartCommunications, Inc. (CCC+/Caa1) (1 mo. USD Term SOFR + 5.775%)
3,338,086	10.216	05/01/29	2,712,195

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Cable – (continued)
Virgin Media Bristol LLC (B+/Ba3) (6 mo. USD Term SOFR + 3.175%)
$5,333,080	7.373%	03/31/31	$ 5,259,163

			19,161,734

Media - Non Cable – 0.6%
Audacy Capital Corp. (B-/Caa2) (1 mo. USD Term SOFR + 6.000%)
2,264,921	10.441	10/01/29	1,843,645
Diamond Sports Group LLC(d) (NR/NR) (Fixed + 15.000%)
216,213	15.000	01/02/28	195,403
NEP/NCP Holdco, Inc. (CCC/Caa3) (3 mo. USD Term SOFR + 7.000%)
3,200,000	11.594	10/19/26	1,676,800
Neptune Bidco U.S., Inc. (B/B2) (3 mo. USD Term SOFR + 5.000%)
6,683,671	9.330	04/11/29	6,305,308

			10,021,156

Midstream – 2.1%
AL GCX Fund VIII Holdings LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
4,750,000	6.313	01/30/32	4,741,118
AL GCX Holdings LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
8,037,585	6.313	05/17/29	8,036,138
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 2.500%)
7,418,894	6.785	04/13/28	7,407,765
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
11,031,193	6.572	10/05/28	11,021,596
Whitewater Matterhorn Holdings LLC(b) (BB/Ba3)
6,325,000	0.000	06/16/32	6,315,766

			37,522,383

Mining – 0.9%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.750%)
8,178,593	7.077	08/19/30	8,160,191
Crosby U.S. Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 3.500%)
2,610,382	7.827	08/16/29	2,618,214
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
5,203,675	8.642	04/23/29	4,532,973

			15,311,378

Non Captive – 0.5%
Asurion LLC (BB-/Ba3) (1 mo. USD Term SOFR + 4.000%)
997,436	8.427	08/19/28	982,614
HUB International Ltd. (B+/B1) ((3 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
7,353,897	6.769–6.796	06/20/30	7,374,267

			8,356,881

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Oil Field Services – 1.1%
BANGL LLC (BB-/B2) (3 mo. USD Term SOFR + 4.500%)
$5,453,011	8.788%	02/01/29	$ 5,466,644
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
1,941,973	7.177	06/07/29	1,941,973
Illuminate Buyer LLC (B+/B1) (1 mo. USD Term SOFR + 3.000%)
11,811,862	7.327	12/31/29	11,838,675
New Fortress Energy, Inc.(b) (B/B3)
897,750	0.000	10/30/28	482,792

			19,730,084

Packaging – 1.2%
Clydesdale Acquisition Holdings, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.250%)
4,471,821	7.577	04/01/32	4,451,966
(CME Term SOFR + 3.250%)
2,345	1.625	04/01/32	2,335
Klockner-Pentaplast of America, Inc. (CCC-/Caa1) (6 mo. USD Term SOFR + 4.725%)
2,107,654	9.227	02/12/26	1,930,232
Pretium Packaging LLC (B-/B3) (3 mo. USD Term SOFR + 1.250%)
713,587	8.010	10/02/28	710,275
Pretium Packaging LLC (CCC/Caa3) (3 mo. USD Term SOFR + 0.701%)
2,627,233	8.158	10/02/28	1,246,990
Pro Mach Group, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
3,765,563	7.077	08/31/28	3,772,002
Tosca Services LLC(b) (B/B2)
1,395,211	0.000	11/30/28	1,414,981
Tosca Services LLC(b) (CCC/Caa2)
8,173,407	0.000	11/30/28	7,307,026

			20,835,807

Pharmaceuticals – 0.9%
Amneal Pharmaceuticals LLC (B+/B1) (1 mo. USD Term SOFR + 5.500%)
3,946,250	9.827	05/04/28	4,007,101
Bausch Health Cos., Inc. (B/Caa1) (1 mo. USD Term SOFR + 6.250%)
2,875,000	10.561	10/08/30	2,766,728
Covetrus, Inc. (B-/B2) (3 mo. USD Term SOFR + 5.000%)
7,231,710	9.296	10/13/29	6,497,981
Gainwell Acquisition Corp. (B-/B3) (3 mo. USD Term SOFR + 4.000%)
3,362,118	8.396	10/01/27	3,233,517

			16,505,327

Pipelines – 0.8%
Prairie ECI Acquiror LP (B-/B3) (1 mo. USD Term SOFR + 3.250%)
5,036,441	8.577	08/01/29	5,063,185

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Pipelines – (continued)
Traverse Midstream Partners LLC (B+/B2) (3 mo. USD Term SOFR + 3.000%)
$4,052,476	7.280%	02/16/28	$ 4,057,541
WhiteWater DBR HoldCo LLC (BB/Ba1) (3 mo. USD Term SOFR + 2.250%)
4,912,937	6.563	03/03/31	4,912,937

			14,033,663

Real Estate – 0.2%
Forest City Enterprises LP (CCC+/Caa1) (1 mo. USD Term SOFR + 3.500%)
4,348,084	7.941	12/08/25	4,206,249

Restaurants(b) – 0.1%
Dave & Buster’s, Inc. (B/B2)
2,000,000	0.000	06/29/29	1,933,820

Retailers – 2.7%
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
5,267,133	7.577	12/11/30	5,231,580
Dealer Tire Financial LLC (B-/B1) (1 mo. USD Term SOFR + 3.000%)
3,975,145	7.327	07/02/31	3,950,300
Great Outdoors Group LLC (b) (BB-/B1)
1,845,364	0.000	01/23/32	1,840,178
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.250%)
8,476,605	6.577	06/11/31	8,285,882
Mister Car Wash Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
1,354,912	6.827	03/27/31	1,356,321
Peer Holding III BV (b) (BB/Ba1)
6,591,875	0.000	07/01/31	6,621,538
Petco Health & Wellness Co., Inc. (b) (B/B3)
2,075,000	0.000	03/03/28	1,906,966
PetSmart, Inc. (BB/B2) (1 mo. USD Term SOFR + 3.750%)
900,000	8.177	02/11/28	888,939
Restoration Hardware, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
3,071,696	6.941	10/20/28	2,980,590
Staples, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.750%)
1,895,226	10.026	09/04/29	1,744,954
TruGreen LP (B-/B3) (1 mo. USD Term SOFR + 4.000%)
2,484,587	8.427	11/02/27	2,352,606
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.500%)
2,200,000	13.041	11/02/28	1,724,250
White Cap Buyer LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
8,647,647	7.577	10/19/29	8,587,114

			47,471,218

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – 3.1%
Cloud Software Group, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
$10,037,157	7.796	03/29/29	$ 10,043,983
(3 mo. USD Term SOFR + 3.750%)
4,860,000	8.046%	03/21/31	4,867,193
Fortra LLC (B-/B2) (3 mo. USD Term SOFR + 4.000%)
2,003,851	8.380	11/19/26	1,903,659
Kaseya, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
8,004,938	7.577	03/20/32	8,032,474
Kaseya, Inc. (CCC+/Caa2) (1 mo. USD Term SOFR + 5.000%)
3,000,000	9.327	03/18/33	3,000,930
McAfee LLC (B-/B1) (1 mo. USD Term SOFR + 3.000%)
12,109,301	7.316	03/01/29	11,743,478
Pitney Bowes, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.750%)
7,780,500	8.077	03/19/32	7,757,781
Project Boost Purchaser LLC (B-/B2) (3 mo. USD Term SOFR + 3.000%)
8,563,725	7.296	07/16/31	8,574,430

			55,923,928

Technology - Hardware – 0.4%
Grinding Media, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.500%)
7,121,884	7.830	10/12/28	7,050,665

Technology - Software – 6.7%
Ahead DB Holdings LLC (B/B1) (3 mo. USD Term SOFR + 3.000%)
10,882,141	7.310	02/03/31	10,884,426
Amentum Government Services Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
2,738,083	6.577	09/29/31	2,731,238
Aspect Software, Inc. (CC/NR) (3 mo. USD Term SOFR + 7.000%)
980,000	11.544	05/05/28	5,733
Avalara, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
4,725,000	7.546	03/26/32	4,741,868
Camelot U.S. Acquisition LLC (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
2,806,308	7.077	01/31/31	2,773,867
Clearwater Analytics LLC (BB-/B1) (3 mo. USD Term SOFR + 2.250%)
500,000	6.529	04/21/32	499,375
Clover Holdings 2 LLC (B/B2) (3 mo. USD Term SOFR + 4.000%)
8,425,000	8.307	12/09/31	8,427,612
ConnectWise LLC (NR/B2) (3 mo. USD Term SOFR + 3.500%)
11,352,941	8.057	09/29/28	11,400,283
Cotiviti Corp. (B/WR) (1 mo. USD Term SOFR + 2.750%)
4,863,622	7.074	05/01/31	4,836,289
Drake Software LLC (B-/B3) (3 mo. USD Term SOFR + 4.250%)
4,114,470	8.546	06/26/31	4,093,897
Dun & Bradstreet Corp. (B+/B1) (1 mo. USD Term SOFR + 2.250%)
9,230,766	6.572	01/18/29	9,222,828
Epicor Software Corp. (B-/B2) (1 mo. USD Term SOFR + 2.750%)
3,770,649	7.077	05/30/31	3,778,228

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software – (continued)
Genuine Financial Holdings LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
$8,179,398	7.577%	09/27/30	$ 7,749,980
iSolved, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
4,219,861	7.327	10/15/30	4,231,719
Javelin Buyer, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
7,680,750	7.583	12/05/31	7,711,934
Javelin Buyer, Inc.(c) (CCC+/Caa2) (3 mo. USD Term SOFR +
5.250%)
2,275,000	9.583	12/06/32	2,246,563
Loyalty Ventures, Inc.(c) (NR/WR)
11,629,469	0.000	11/03/27	814,063
Mitchell International, Inc.(b) (B-/B2)
2,718,153	0.000	06/17/31	2,713,804
Peraton Corp. (B-/Caa1) (1 mo. USD Term SOFR + 3.750%)
2,246,942	8.177	02/01/28	1,978,005
Physician Partners LLC (B/NR) (3 mo. USD Term SOFR + 5.000%)
1,105,920	10.296	12/31/29	958,468
Physician Partners LLC (CCC-/C) (3 mo. USD Term SOFR + 4.000%)
3,816,319	8.446	12/31/29	1,889,078
(3 mo. USD Term SOFR + 5.500%)
2,369,730	9.946	12/31/30	481,837
QXO, Inc.(b) (BB-/Ba3)
3,041,111	0.000	04/30/32	3,059,236
Synechron, Inc.(c) (B+/B1) (3 mo. USD Term SOFR + 3.750%)
7,605,938	8.030	10/03/31	7,377,759
UKG, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.000%)
3,877,872	7.311	02/10/31	3,891,522
Virtusa Corp. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
9,369,618	7.577	02/15/29	9,364,933
Zelis Payments Buyer, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
1,908,455	7.577	11/26/31	1,896,260

			119,760,805

Textiles – 0.7%
ABG Intermediate Holdings 2 LLC (B+/B1) (1 mo. USD Term SOFR + 2.250%)
4,488,694	6.577	12/21/28	4,482,724
Champ Acquisition Corp. (B/B2) (6 mo. USD Term SOFR + 4.000%)
4,641,250	8.166	11/25/31	4,662,507
Fanatics Commerce Intermediate Holdco LLC (BB-/B2) (1 mo. USD Term SOFR + 3.250%)
3,722,250	7.691	11/24/28	3,712,944

			12,858,175

Transportation Services – 0.9%
Kenan Advantage Group, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
4,525,593	7.577	01/25/29	4,457,709
MH Sub I LLC (B/B1) (1 mo. USD Term SOFR + 4.250%)
3,613,713	8.577	05/03/28	3,386,735

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Transportation Services – (continued)
Third Coast Infrastructure LLC (BB+/Ba3) (1 mo. USD Term SOFR + 4.250%)
	$7,628,437	8.577%	09/25/30	$ 7,661,850

				15,506,294

Wireless Telecommunication Services – 0.8%
Lumen Technologies, Inc. (B+/Caa1) (1 mo. USD Term SOFR + 2.350%)
	1,895,170	6.791	04/16/29	1,869,831
Voyager Digital Ltd. (b) (BB-/NR)
	2,598,068	0.000	05/11/29	2,598,068
Zacapa SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	4,291,580	8.046	03/22/29	4,302,309
Zayo Group Holdings, Inc. (B-/B3) (1 mo. EUR EURIBOR + 3.250%)
EUR	1,088,512	5.179	03/09/27	1,188,894
(1 mo. USD Term SOFR + 3.000%)
	$4,850,000	7.441	03/09/27	4,603,620

				14,562,722

TOTAL BANK LOANS (Cost $1,560,803,931)				$1,526,877,178

Corporate Obligations – 4.9%
Airlines(e)(f)(g) – 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B/B3)
	$2,759,000	7.875%	05/01/27	$ 2,776,823

Building Materials(e)(f) – 0.0%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000	07/15/32	817,472

Chemicals – 0.5%
Olympus Water U.S. Holding Corp.(e) (f) (B-/B3)
	4,160,000	9.750	11/15/28	4,380,272
	4,000,000	7.250	06/15/31	4,081,160

				8,461,432

Commercial Services(e)(f) – 0.1%
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250	02/15/29	1,272,464

Diversified Financial Services(e)(f) – 0.3%
Jane Street Group/JSG Finance, Inc. (BB/Ba1)
	$2,125,000	6.750	05/01/33	2,190,216
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500	04/15/29	3,235,961

				5,426,177

Engineering & Construction(e)(f) – 0.4%
Global Infrastructure Solutions, Inc. (BB/B1)
	7,310,000	7.500	04/15/32	7,443,627

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(e)(f) – 0.1%
Acrisure LLC/Acrisure Finance, Inc. (NR/NR)
$420,000	6.750%	07/01/32	$ 425,918
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
1,620,000	7.250	02/15/31	1,677,170

			2,103,088

Internet(e)(f) – 0.3%
ANGI Group LLC (B/B2)
4,485,000	3.875	08/15/28	4,188,183
Match Group Holdings II LLC (BB/Ba2)
665,000	3.625	10/01/31	593,998

			4,782,181

Leisure Time(e)(f) – 0.1%
MajorDrive Holdings IV LLC (CCC/Caa2)
2,428,000	6.375	06/01/29	1,919,941

Machinery-Diversified(e)(f) – 0.5%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
7,857,000	9.000	02/15/29	8,213,472

Media(e) – 0.2%
Cumulus Media New Holdings, Inc. (f) (CCC+/Caa3)
3,895,000	8.000	07/01/29	1,102,051
iHeartCommunications, Inc. (CCC-/Caa3)
1	8.375	05/01/27	1
iHeartCommunications, Inc.(f)(g) (CCC+/Caa1)
2,040,000	9.125	05/01/29	1,681,062

			2,783,114

Miscellaneous Manufacturing(e)(g) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750	03/01/31	826,490

Oil Field Services(e) – 0.5%
Aris Water Holdings LLC (f) (B+/B2)
1,770,000	7.250	04/01/30	1,824,534
Kodiak Gas Services LLC (f) (BB-/B2)
620,000	7.250	02/15/29	641,818
Noble Finance II LLC (f) (BB-/B1)
1,880,000	8.000	04/15/30	1,914,592
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(f) (B/B3)
1,720,000	7.875	11/01/28	1,800,582
Sunoco LP (f) (BB+/Ba1)
880,000	7.250	05/01/32	924,202
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
1,425,000	4.500	04/30/30	1,369,938

			8,475,666

Pharmaceuticals(e)(f) – 0.4%
Opal Bidco SAS (B+/B1)
7,045,000	6.500	03/31/32	7,180,828

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 0.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp.(e)(f) (BB-/B2)
$1,750,000	8.625%	03/15/29	$ 1,817,007
2,815,000	7.375	06/30/33	2,802,529
ITT Holdings LLC(e)(f) (B-/B3)
2,305,000	6.500	08/01/29	2,192,839
Summit Midstream Holdings LLC(e)(f) (B+/B3)
1,285,000	8.625	10/31/29	1,310,469

			8,122,844

Real Estate(e)(f)(g) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa2)
2,885,000	5.250	04/15/30	2,367,027

Retailing(e)(f) – 0.3%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	2,221,751
QXO Building Products, Inc. (BB-/Ba3)
2,945,000	6.750	04/30/32	3,040,506

			5,262,257

Software(e)(f) – 0.4%
AthenaHealth Group, Inc. (CCC/Caa2)
4,090,000	6.500	02/15/30	4,024,110
Castle U.S. Holding Corp. (NR/Ca)
3,965,000	9.500	02/15/28	1,763,077
Rackspace Finance LLC (B-/Caa1)
2,366,000	3.500	05/15/28	954,752

			6,741,939

Transportation(e)(f) – 0.1%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,713,845

TOTAL CORPORATE OBLIGATIONS (Cost $94,286,494)			$ 87,690,687

Asset-Backed Securities(e)(f)(h) – 0.9%
Collateralized Loan Obligations – 0.9%
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
$4,900,000	8.257%	08/16/34	$ 4,820,292
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	8.251	04/18/36	4,008,552
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
7,000,000	8.341	10/20/34	6,809,600

TOTAL ASSET-BACKED SECURITIES (Cost $15,706,000)			$ 15,638,444

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks(d) – 0.4%
Aerospace & Defense – 0.2%
204,620	Swissport Ltd.	$ 3,856,516

Health Care Providers & Services – 0.1%
50,617	New Trojan/Careismatic	1,341,350

IT Services – 0.0%
11,094	DSG TopCo, Inc.	152,543

Media – 0.1%
77,495	Audacy Class A	929,940
8,495	Audacy Capital Corp. Class B	110,435
162,749	Bright Pattern Holdco(c)	163
579,399	Clear Channel Outdoor Holdings, Inc.	677,897

		1,718,435

Software(c) – 0.0%
229	Travelport LLC	—

Specialty Retail – 0.0%
9,541	Neiman Marcus Group Ltd. LLC	954,100

TOTAL COMMON STOCKS (Cost $20,644,649)		$ 8,022,944

Units	Expiration Date	Value

Rights(d) – 0.1%
Media – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$ 1,483,359
(Cost $962,522)

Shares	Dividend Rate	Value

Preferred Stocks(c)(d) – 0.0%
Post Secondary Education – 0.0%
Travelport LLC
163	0.000%	$ 125,510
(Cost $163,000)

Units	Expiration Date	Value

Warrants(d) – 0.0%
Aspect Software, Inc. (NR/NR)(c)
162,749	12/31/99	$ 163
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	76,501
(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$ 76,664

Shares	Description	Value

Exchange Traded Funds – 4.3%
737,892	Eldridge BBB-B CLO ETF (NR/NR)	$ 19,731,232
1,366,053	SPDR Blackstone Senior Loan ETF (NR/NR)	56,814,144

TOTAL EXCHANGE TRADED FUNDS (Cost $76,547,198)		$ 76,545,376

Shares	Dividend Rate	Value

Investment Company(i) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
60,668,454	4.231%	$ 60,668,454
(Cost $60,668,454)

Securities Lending Reinvestment Vehicle(i) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,630,866	4.231%	$ 6,630,866
(Cost $6,630,866)

TOTAL INVESTMENTS – 100.1% (Cost $1,837,528,979)		$1,783,759,482

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		$ (1,463,789)

NET ASSETS – 100.0%		$1,782,295,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security is currently in default and/or non-income producing.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/B2), due 12/11/31	$903,036	$906,423	$3,480
Clydesdale Acquisition Holdings, Inc. (B+/B2), due 04/01/32	75,833	75,497	(337)
Groundworks LLC (B/B3), due 03/14/31	1,001,053	993,383	(745)
Kaman Corp. (NR/NR), due 02/26/32	1,010,776	1,009,199	4,215

TOTAL			$6,613

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	53,788,246	EUR	45,673,445	09/23/25	$(314,578)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	301	09/30/25	$32,809,000	$441,567

Short position contracts:
10 Year U.S. Treasury Notes	(104)	09/19/25	(11,661,000)	(227,697)
2 Year U.S. Treasury Notes	(138)	09/30/25	(28,707,234)	(111,300)

Total				$(338,997)

TOTAL FUTURES CONTRACTS				$102,570

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	3.075%	12/20/29	$168,500	$12,608,464	$11,739,660	$868,804

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.8%
Aerospace & Defense – 3.9%
Boeing Co.
$1,500,000	2.196	%(a)	02/04/26	$ 1,476,855
1,950,000	3.450	(a)	11/01/28	1,879,859
5,577,000	2.950	(a)	02/01/30	5,171,552
431,000	5.150	(a)	05/01/30	438,922
3,750,000	3.600	(a)	05/01/34	3,305,737
1,679,000	6.528	(a)	05/01/34	1,825,845
1,375,000	3.250	(a)	02/01/35	1,157,613
500,000	3.550	(a)	03/01/38	401,335
2,827,000	5.875		02/15/40	2,820,809
1,306,000	3.375	(a)	06/15/46	889,634
575,000	3.625	(a)	03/01/48	396,399
900,000	3.850	(a)	11/01/48	645,579
1,551,000	6.858	(a)	05/01/54	1,698,702
Hexcel Corp.(a)
796,000	5.875		02/26/35	810,033
Howmet Aerospace, Inc.(a)
802,000	4.850		10/15/31	813,509
RTX Corp.(a)
1,975,000	4.125		11/16/28	1,967,811

				25,700,194

Agriculture(a) – 1.9%
Altria Group, Inc.
975,000	4.800		02/14/29	986,144
BAT Capital Corp.
1,125,000	3.215		09/06/26	1,109,419
200,000	3.557		08/15/27	196,746
1,350,000	2.259		03/25/28	1,277,127
4,055,000	6.000		02/20/34	4,273,240
BAT International Finance PLC
4,575,000	5.931		02/02/29	4,801,417

				12,644,093

Airlines(a) – 0.3%
Delta Air Lines, Inc.
1,670,000	5.250		07/10/30	1,682,441

Automotive(a) – 4.3%
Ford Motor Credit Co. LLC
210,000	3.375		11/13/25	208,564
5,725,000	6.950		06/10/26	5,803,375
586,000	5.850		05/17/27	590,612
General Motors Co.
2,925,000	6.800		10/01/27	3,046,066
General Motors Financial Co., Inc.
5,315,000	5.250		03/01/26	5,323,185
2,575,000	1.500		06/10/26	2,499,553
4,750,000	5.000		04/09/27	4,779,307
400,000	2.700		08/20/27	384,120
775,000	3.850		01/05/28	758,663
1,705,000	5.850		04/06/30	1,761,640
820,000	5.450		07/15/30	831,824
266,000	5.750		02/08/31	273,296

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Hyundai Capital America(b)
$1,450,000	5.600%		03/30/28	$ 1,485,598

				27,745,803

Banks – 20.9%
Banco Santander SA
1,200,000	5.565		01/17/30	1,244,784
1,600,000	6.921		08/08/33	1,733,376
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	358,340
Bank of America Corp.
(3 mo. USD Term SOFR + 1.252%)
275,000	2.496	(a)(c)	02/13/31	251,226
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419	(a)(c)	12/20/28	946,017
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970	(a)(c)	03/05/29	5,295,799
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271	(a)(c)	07/23/29	1,944,599
(5 yr. CMT + 1.200%)
1,025,000	2.482	(a)(c)	09/21/36	868,800
(Secured Overnight Financing Rate + 1.330%)
675,000	2.972	(a)(c)	02/04/33	604,334
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819	(a)(c)	09/15/29	1,683,476
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202	(a)(c)	04/25/29	1,236,572
(Secured Overnight Financing Rate + 1.640%)
2,270,000	5.464	(a)(c)	05/09/36	2,329,088
(Secured Overnight Financing Rate + 1.738%)
2,395,000	5.518	(a)(c)	10/25/35	2,389,084
(Secured Overnight Financing Rate + 1.830%)
3,640,000	4.571	(a)(c)	04/27/33	3,579,794
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 4.358%)
2,089,000	4.700		09/20/25	2,084,738
Barclays PLC
1,375,000	5.200		05/12/26	1,380,321
6,625,000	4.836	(a)	05/09/28	6,636,726
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,143,342
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(a)(c)	02/25/36	1,262,318
BNP Paribas SA
(1 yr. CMT + 1.500%)
1,680,000	5.335	(a)(b)(c)	06/12/29	1,717,968
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052	(a)(b)(c)	01/13/31	343,649
(Secured Overnight Financing Rate + 1.920%)
1,275,000	5.906	(a)(b)(c)	11/19/35	1,285,748
BPCE SA(b)
1,350,000	4.625		09/12/28	1,350,473
Capital One NA(a)
1,500,000	4.650		09/13/28	1,507,560

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
(3 mo. USD Term SOFR + 1.825%)
$1,973,000	3.887	%(a)(c)	01/10/28	$ 1,955,144
(5 yr. CMT + 1.730%)
830,000	5.411	(a)(c)	09/19/39	806,752
(5 yr. CMT + 2.572%)
1,480,000	6.750	(a)(c)	02/15/30	1,490,271
(5 yr. CMT + 3.417%)
1,568,000	3.875	(a)(c)	02/18/26	1,547,569
(5 yr. CMT + 3.597%)
1,900,000	4.000	(a)(c)	12/10/25	1,886,168
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	958,754
(Secured Overnight Financing Rate + 1.447%)
1,535,000	5.449	(a)(c)	06/11/35	1,569,000
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270	(a)(c)	11/17/33	1,771,747
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	(a)(c)	03/31/31	667,636
Citizens Financial Group, Inc.
(Secured Overnight Financing Rate + 1.259%)
440,000	5.253	(a)(c)	03/05/31	445,848
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841	(a)(c)	01/23/30	3,183,671
Credit Agricole SA(a)(b)(c) (5 yr. USD Swap + 6.185%)
1,290,000	8.125		12/23/25	1,305,080
Fifth Third Bancorp
(Secured Overnight Financing Rate + 1.486%)
782,000	4.895	(a)(c)	09/06/30	790,743
(Secured Overnight Financing Rate + 2.340%)
303,000	6.339	(a)(c)	07/27/29	319,059
First Horizon Corp.(a)(c) (Secured Overnight Financing Rate + 1.766%)
580,000	5.514		03/07/31	588,364
HSBC Bank USA NA
800,000	5.625		08/15/35	821,152
HSBC Holdings PLC
600,000	7.625		05/17/32	659,064
Huntington Bancshares, Inc.
(5 yr. CMT + 1.700%)
185,000	6.141	(a)(c)	11/18/39	188,807
(Secured Overnight Financing Rate + 1.276%)
1,590,000	5.272	(a)(c)	01/15/31	1,628,573
(Secured Overnight Financing Rate + 1.870%)
2,685,000	5.709	(a)(c)	02/02/35	2,743,345
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208	(a)(c)	08/21/29	3,183,867
ING Groep NV
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726	(a)(c)	04/01/27	1,689,603
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335	(a)(c)	03/19/30	1,662,444

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
(3 mo. USD Term SOFR + 1.622%)
$875,000	3.882	%(a)(c)	07/24/38	$ 771,890
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956	(a)(c)	05/13/31	3,373,951
(Secured Overnight Financing Rate + 1.680%)
1,550,000	5.572	(a)(c)	04/22/36	1,607,893
(Secured Overnight Financing Rate + 1.800%)
7,324,000	4.586	(a)(c)	04/26/33	7,250,174
Lloyds Banking Group PLC(a)(c) (1 yr. CMT + 0.850%)
350,000	1.627		05/11/27	341,341
M&T Bank Corp.
(Secured Overnight Financing Rate + 1.400%)
620,000	5.179	(a)(c)	07/08/31	630,410
(Secured Overnight Financing Rate + 1.610%)
1,670,000	5.385	(a)(c)	01/16/36	1,662,134
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082	(a)(c)	03/13/32	3,541,303
Macquarie Group Ltd.(a)(b)(c) (3 mo. USD Term SOFR + 1.634%)
1,900,000	3.763		11/28/28	1,864,831
Morgan Stanley
2,720,000	3.971	(a)(c)	07/22/38	2,368,494
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484	(a)(c)	09/16/36	615,938
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164	(a)(c)	04/20/29	1,677,341
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449	(a)(c)	07/20/29	6,565,695
(Secured Overnight Financing Rate + 1.757%)
575,000	5.664	(a)(c)	04/17/36	596,057
(Secured Overnight Financing Rate + 2.076%)
1,606,000	4.889	(a)(c)	07/20/33	1,607,879
NatWest Group PLC
(1 yr. CMT + 1.050%)
380,000	5.115	(a)(c)	05/23/31	386,426
(5 yr. USD Swap + 5.720%)
1,305,000	8.000	(a)(c)	08/10/25	1,308,249
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.599%)
1,170,000	5.401		07/23/35	1,191,142
Regions Financial Corp.(a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,039,978
Santander U.K. Group Holdings PLC(a)(c) (3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	318,679
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	260,660
State Street Corp.(a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450		09/15/30	1,395,776
Truist Financial Corp.
(5 yr. CMT + 4.605%)
3,055,000	4.950	(a)(c)	09/01/25	3,048,371
(Secured Overnight Financing Rate + 1.620%)
837,000	5.435	(a)(c)	01/24/30	861,976
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711	(a)(c)	01/24/35	2,911,666

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
$1,260,000	5.775%		06/12/29	$ 1,307,716
UBS Group AG
3,347,000	4.282	(a)(b)	01/09/28	3,331,403
(5 yr. CMT + 4.758%)
405,000	9.250	(a)(b)(c)	11/13/33	467,925
(Secured Overnight Financing Rate + 1.760%)
615,000	5.580	(a)(b)(c)	05/09/36	629,551
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(a)(b)(c)	11/15/33	2,317,481
Wells Fargo & Co.
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584	(a)(c)	05/22/28	490,460
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526	(a)(c)	03/24/28	1,307,470
(Secured Overnight Financing Rate + 2.100%)
2,378,000	4.897	(a)(c)	07/25/33	2,377,738
Wells Fargo Bank NA
824,000	5.950		08/26/36	861,789

				136,330,580

Beverages – 1.4%
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	229,610
Bacardi Ltd.
2,275,000	4.700	(a)(b)	05/15/28	2,282,667
700,000	5.300	(a)(b)	05/15/48	616,539
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900		06/15/43	1,423,493
Constellation Brands, Inc.
450,000	4.350	(a)	05/09/27	450,063
350,000	4.650	(a)	11/15/28	352,555
455,000	4.800	(a)	01/15/29	459,900
477,000	4.800	(a)	05/01/30	480,544
JDE Peet’s NV(a)(b)
1,970,000	2.250		09/24/31	1,679,543
Pernod Ricard International Finance LLC(a)(b)
1,670,000	1.625		04/01/31	1,407,443

				9,382,357

Biotechnology(a) – 1.1%
Amgen, Inc.
2,425,000	4.200		03/01/33	2,330,934
Royalty Pharma PLC
3,251,000	1.200		09/02/25	3,228,016
739,000	2.200		09/02/30	654,665
761,000	5.400		09/02/34	771,000

				6,984,615

Building Materials(a) – 0.1%
Owens Corning
422,000	5.950		06/15/54	426,178

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – 0.7%
Celanese U.S. Holdings LLC
$789,000	6.415	%(d)	07/15/27	$ 817,057
715,000	6.850		11/15/28	751,193
DuPont de Nemours, Inc.
76,000	5.319		11/15/38	78,671
825,000	5.419		11/15/48	831,551
Huntsman International LLC
1,050,000	4.500		05/01/29	995,578
International Flavors & Fragrances, Inc.(b)
190,000	2.300		11/01/30	168,042
LYB International Finance BV
725,000	4.875		03/15/44	613,234
Sherwin-Williams Co.
475,000	4.000		12/15/42	379,478

				4,634,804

Commercial Services – 1.0%
Ashtead Capital, Inc.
925,000	1.500	(a)(b)	08/12/26	894,919
525,000	2.450	(a)(b)	08/12/31	453,107
456,000	5.800	(a)(b)	04/15/34	467,204
DP World Ltd.
360,000	5.625		09/25/48	335,588
Global Payments, Inc.(a)
1,150,000	4.450		06/01/28	1,148,792
GXO Logistics, Inc.
2,573,000	2.650	(a)	07/15/31	2,239,256
887,000	6.500	(a)	05/06/34	926,232

				6,465,098

Computers – 0.7%
Dell International LLC/EMC Corp.(a)
1,325,000	4.900		10/01/26	1,331,161
Dell, Inc.
2,075,000	7.100		04/15/28	2,216,806
Hewlett Packard Enterprise Co.(a)
105,000	5.000		10/15/34	101,877
NetApp, Inc.(a)
705,000	5.500		03/17/32	727,165

				4,377,009

Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
725,000	6.450	(a)	04/15/27	748,780
4,025,000	4.625	(a)	10/15/27	4,041,261
775,000	3.000	(a)	10/29/28	738,459
920,000	5.375	(a)	12/15/31	940,819
Air Lease Corp.
2,450,000	3.750	(a)	06/01/26	2,433,438
325,000	3.625	(a)	04/01/27	321,438
Aircastle Ltd./Aircastle Ireland DAC(a)(b)
478,000	5.250		03/15/30	481,475
Ally Financial, Inc.
2,610,000	4.750	(a)	06/09/27	2,625,060
1,575,000	2.200	(a)	11/02/28	1,453,331
(Secured Overnight Financing Rate + 1.960%)
407,000	5.737	(a)(c)	05/15/29	414,411

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC
$3,650,000	1.950	%(a)(b)	01/30/26	$ 3,592,403
655,000	5.375	(a)(b)	07/15/29	668,192
Avolon Holdings Funding Ltd.(a)(b)
1,450,000	3.250		02/15/27	1,413,576
Capital One Financial Corp.
1,750,000	4.100	(a)	02/09/27	1,741,985
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884	(a)(c)	07/26/35	2,190,726
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183	(a)(c)	01/30/36	437,048
(Secured Overnight Financing Rate + 2.600%)
1,590,000	5.247	(a)(c)	07/26/30	1,625,282
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624	(a)(c)	10/30/31	1,316,217
Intercontinental Exchange, Inc.(a)
350,000	3.625		09/01/28	343,182
Jefferies Financial Group, Inc.(a)
1,220,000	6.200		04/14/34	1,274,217
Macquarie Airfinance Holdings Ltd.
1,267,000	5.200	(a)(b)	03/27/28	1,281,127
135,000	6.400	(a)(b)	03/26/29	141,009
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,306,410

				32,529,846

Electrical – 4.1%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	316,029
Berkshire Hathaway Energy Co.(a)
500,000	2.850		05/15/51	306,700
CMS Energy Corp.(a)
500,000	4.875		03/01/44	446,320
Dominion Energy, Inc.(a)
925,000	3.375		04/01/30	879,527
DTE Energy Co.(a)
4,736,000	4.875		06/01/28	4,806,282
Duke Energy Corp.(a)
400,000	4.800		12/15/45	346,356
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	949,988
Emera U.S. Finance LP(a)
575,000	3.550		06/15/26	568,646
ITC Holdings Corp.(a)(b)
673,000	2.950		05/14/30	625,668
NextEra Energy Capital Holdings, Inc.(a)
2,055,000	1.900		06/15/28	1,920,870
Pacific Gas & Electric Co.
1,225,000	2.950	(a)	03/01/26	1,208,217
2,075,000	2.100	(a)	08/01/27	1,966,125
480,000	5.000	(a)	06/04/28	481,464
950,000	6.400	(a)	06/15/33	992,370
650,000	6.950	(a)	03/15/34	698,835
675,000	5.800	(a)	05/15/34	674,845
1,594,000	5.700	(a)	03/01/35	1,581,344

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Progress Energy, Inc.
$1,400,000	7.000%		10/30/31	$ 1,581,300
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	803,858
Sempra(a)
1,125,000	3.800		02/01/38	932,254
Southern California Edison Co.
1,325,000	4.200	(a)	03/01/29	1,297,215
275,000	4.050	(a)	03/15/42	207,570
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	961,272
Xcel Energy, Inc.(a)
2,380,000	3.350		12/01/26	2,345,823

				26,898,878

Electronics(a) – 0.4%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	472,402
Keysight Technologies, Inc.
851,000	5.350		07/30/30	877,781
Tyco Electronics Group SA
580,000	4.500		02/09/31	579,350
905,000	5.000		05/09/35	899,543

				2,829,076

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	570,676
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	232,680
800,000	5.500		07/31/47	659,340
220,000	5.500	(b)	07/31/47	181,319

				1,644,015

Entertainment(a) – 0.3%
Flutter Treasury DAC(b)
1,235,000	5.875		06/04/31	1,244,522
Warnermedia Holdings, Inc.
924,000	4.279		03/15/32	779,320

				2,023,842

Environmental(a) – 0.1%
Veralto Corp.
805,000	5.450		09/18/33	830,100

Food & Drug Retailing(a) – 2.2%
Campbell’s Co.
314,000	5.400		03/21/34	318,867
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	888,100
J.M. Smucker Co.
1,748,000	6.200		11/15/33	1,876,670
Kroger Co.
1,297,000	5.000		09/15/34	1,289,841

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Mars, Inc.
$375,000	4.800	%(b)	03/01/30	$ 379,898
675,000	5.000	(b)	03/01/32	684,025
4,750,000	5.200	(b)	03/01/35	4,805,907
3,800,000	5.700	(b)	05/01/55	3,790,462
Sysco Corp.
150,000	6.600		04/01/40	163,671

				14,197,441

Food Service(a)(b) – 0.2%
Sodexo, Inc.
1,567,000	5.150		08/15/30	1,592,542

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,152,407

Healthcare Providers & Services – 4.9%
Centene Corp. (a)
423,000	4.250		12/15/27	416,723
CommonSpirit Health
150,000	4.350		11/01/42	125,481
510,000	6.461	(a)	11/01/52	540,246
HCA, Inc.
5,750,000	5.250	(a)	06/15/26	5,758,223
6,409,000	3.500	(a)	09/01/30	6,059,838
1,145,000	5.500	(a)	06/01/33	1,172,938
Humana, Inc. (a)
345,000	5.375		04/15/31	352,749
Icon Investments Six DAC(a)
1,095,000	5.849		05/08/29	1,134,978
IQVIA, Inc. (a)
1,140,000	6.250		02/01/29	1,191,254
Novant Health, Inc.(a)
710,000	3.168		11/01/51	465,360
Revvity, Inc.
1,405,000	1.900	(a)	09/15/28	1,301,156
1,200,000	3.300	(a)	09/15/29	1,136,904
Solventum Corp.
3,380,000	5.400	(a)	03/01/29	3,481,028
4,605,000	5.600	(a)	03/23/34	4,738,269
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	195,805
UnitedHealth Group, Inc.
500,000	3.050	(a)	05/15/41	367,335
1,074,000	5.625	(a)	07/15/54	1,041,222
2,625,000	6.050	(a)	02/15/63	2,660,858

				32,140,367

Insurance – 0.7%
American International Group, Inc.
420,000	4.850	(a)	05/07/30	426,598
398,000	4.500	(a)	07/16/44	347,358
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	398,228
Hartford Insurance Group, Inc.
200,000	6.625		04/15/42	212,604

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc.(a)(c) (5 yr. CMT + 3.576%)
$1,535,000	3.850%		09/15/25	$ 1,529,259
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	800,938
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,129,524

				4,844,509

Internet(a) – 1.0%
Expedia Group, Inc.
196,000	2.950		03/15/31	178,548
2,475,000	5.400		02/15/35	2,491,879
Uber Technologies, Inc.
475,000	4.500	(b)	08/15/29	472,554
3,275,000	4.800		09/15/34	3,224,172

				6,367,153

Investment Companies(a) – 1.5%
Apollo Debt Solutions BDC(b)
1,266,000	6.550		03/15/32	1,294,789
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,342,695
125,000	3.250		03/15/27	121,523
Blackstone Secured Lending Fund
3,000,000	2.125		02/15/27	2,866,170
745,000	5.300		06/30/30	737,997
Blue Owl Credit Income Corp.
1,685,000	5.800		03/15/30	1,689,903
JAB Holdings BV(b)
700,000	2.200		11/23/30	602,791

				9,655,868

Iron/Steel – 0.7%
ArcelorMittal SA
1,900,000	4.550		03/11/26	1,896,447
POSCO(b)
240,000	5.750		01/17/28	246,317
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,838,011
Vale Overseas Ltd.(a)
860,000	6.400		06/28/54	840,659

				4,821,434

Leisure Time(a)(b) – 0.4%
Royal Caribbean Cruises Ltd.
850,000	6.250		03/15/32	873,732
1,525,000	6.000		02/01/33	1,553,670

				2,427,402

Lodging(a) – 1.1%
Choice Hotels International, Inc.
1,349,000	3.700		01/15/31	1,251,818
712,000	5.850		08/01/34	717,853
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	1,965,277

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
Las Vegas Sands Corp.
$430,000	5.625%		06/15/28	$ 438,277
160,000	6.000		06/14/30	164,935
Marriott International, Inc.
543,000	4.000		04/15/28	537,988
1,350,000	5.550		10/15/28	1,399,950
675,000	4.650		12/01/28	679,752
325,000	4.800		03/15/30	328,179

				7,484,029

Machinery-Diversified(a) – 0.4%
AGCO Corp.
805,000	5.800		03/21/34	817,035
Nordson Corp.
1,400,000	5.800		09/15/33	1,480,780

				2,297,815

Media – 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,217,000	4.908	(a)	07/23/25	2,216,756
1,050,000	3.750	(a)	02/15/28	1,029,609
6,750,000	4.200	(a)	03/15/28	6,690,060
256,000	6.650	(a)	02/01/34	273,940
800,000	6.550	(a)	06/01/34	853,104
625,000	6.384	(a)	10/23/35	656,506
Comcast Corp.(a)
475,000	3.750		04/01/40	393,609
News Corp.(a)(b)
1,650,000	3.875		05/15/29	1,579,496
Time Warner Cable Enterprises LLC
700,000	8.375		07/15/33	814,359
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	647,845
Videotron Ltd.(a)(b)
1,659,000	5.700		01/15/35	1,665,835

				16,821,119

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	501,060
Glencore Funding LLC
1,075,000	4.000	(a)	03/27/27	1,066,496
925,000	2.850	(a)	04/27/31	833,305
725,000	2.625	(a)	09/23/31	637,014

				3,037,875

Miscellaneous Manufacturing – 0.2%
General Electric Co.
1,294,000	5.875		01/14/38	1,380,620

Oil Field Services – 2.5%
Continental Resources, Inc.
25,000	4.375	(a)	01/15/28	24,651
925,000	5.750	(a)(b)	01/15/31	933,408

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Diamondback Energy, Inc.
$2,215,000	6.250	%(a)	03/15/33	$ 2,359,130
890,000	5.400	(a)	04/18/34	892,234
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	2,065,859
Occidental Petroleum Corp.
2,500,000	8.875	(a)	07/15/30	2,862,500
1,030,000	5.375	(a)	01/01/32	1,022,553
575,000	5.550	(a)	10/01/34	564,276
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	800,904
1,025,000	8.125		09/15/30	1,162,924
Petronas Capital Ltd.
370,000	4.950	(a)(b)	01/03/31	376,364
350,000	5.340	(a)(b)	04/03/35	358,229
QatarEnergy(a)(b)
200,000	3.125		07/12/41	147,156
Raizen Fuels Finance SA
470,000	6.700	(a)(b)	02/25/37	460,306
310,000	6.950	(a)(b)	03/05/54	287,215
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	608,653
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,059,371
240,000	5.750	(a)(b)	07/17/54	223,512
Shell International Finance BV
225,000	6.375		12/15/38	249,930

				16,459,175

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,175,118

Pharmaceuticals(a) – 2.6%
Cardinal Health, Inc.
335,000	5.450		02/15/34	344,481
2,915,000	5.350		11/15/34	2,970,764
Cigna Group
4,631,000	4.800		08/15/38	4,347,675
1,675,000	4.900		12/15/48	1,461,906
CVS Health Corp.
1,125,000	4.875		07/20/35	1,078,335
7,039,000	4.780		03/25/38	6,457,931

				16,661,092

Pipelines – 3.7%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	437,938
Columbia Pipelines Operating Co. LLC(a)(b)
1,010,000	6.036		11/15/33	1,060,348
Enbridge, Inc.
1,250,000	1.600	(a)	10/04/26	1,207,962
40,000	6.200	(a)	11/15/30	42,808
939,000	5.700	(a)	03/08/33	973,912

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer LP
$3,872,000	3.900	%(a)	07/15/26	$ 3,848,342
300,000	5.500	(a)	06/01/27	305,427
354,000	4.950	(a)	05/15/28	358,878
650,000	7.375	(a)(b)	02/01/31	681,304
1,472,000	6.550	(a)	12/01/33	1,597,046
456,000	5.150	(a)	03/15/45	401,969
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	169,500
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,261,667
650,000	6.550		09/15/40	692,426
MPLX LP
950,000	4.500	(a)	04/15/38	841,092
520,000	5.500	(a)	02/15/49	470,387
ONEOK, Inc.
2,618,000	5.550	(a)	11/01/26	2,653,526
2,245,000	4.550	(a)	07/15/28	2,252,319
Sabine Pass Liquefaction LLC(a)
900,000	5.000		03/15/27	905,382
Valero Energy Partners LP(a)
675,000	4.500		03/15/28	676,438
Western Midstream Operating LP(a)
2,307,000	5.450		04/01/44	2,007,736
Williams Cos., Inc.(a)
1,050,000	4.650		08/15/32	1,030,113

				23,876,520

Real Estate(a) – 0.2%
CBRE Services, Inc.
450,000	5.500		04/01/29	465,107
485,000	5.950		08/15/34	510,821

				975,928

Real Estate Investment Trust(a) – 4.9%
Agree LP
295,000	4.800		10/01/32	291,976
695,000	5.625		06/15/34	712,055
430,000	5.600		06/15/35	437,744
American Homes 4 Rent LP
710,000	4.950		06/15/30	717,022
225,000	2.375		07/15/31	195,838
275,000	5.250		03/15/35	273,100
Cousins Properties LP
1,350,000	5.250		07/15/30	1,374,529
1,782,000	5.375		02/15/32	1,800,319
1,863,000	5.875		10/01/34	1,917,102
Crown Castle, Inc.
6,225,000	4.000		03/01/27	6,185,907
Essex Portfolio LP
2,375,000	3.000		01/15/30	2,220,862
GLP Capital LP/GLP Financing II, Inc.
3,836,000	5.375		04/15/26	3,839,414
830,000	6.750		12/01/33	887,453

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Healthcare Realty Holdings LP
$875,000	2.050%		03/15/31	$ 732,760
Healthpeak OP LLC
381,000	5.375		02/15/35	384,894
Highwoods Realty LP
1,585,000	7.650		02/01/34	1,792,223
Host Hotels & Resorts LP
860,000	5.700		06/15/32	872,659
480,000	5.700		07/01/34	482,606
Invitation Homes Operating Partnership LP
600,000	2.300		11/15/28	561,660
305,000	5.450		08/15/30	315,449
Kilroy Realty LP
670,000	6.250		01/15/36	667,146
Kimco Realty OP LLC
2,125,000	3.800		04/01/27	2,106,300
NNN REIT, Inc.
870,000	5.600		10/15/33	899,102
Phillips Edison Grocery Center Operating Partnership I LP
900,000	5.750		07/15/34	924,453
425,000	4.950		01/15/35	411,672
Realty Income Corp.
1,125,000	4.000		07/15/29	1,110,488
WP Carey, Inc.
50,000	2.400		02/01/31	43,992

				32,158,725

Retailing(a) – 1.7%
7-Eleven, Inc.(b)
1,280,000	2.500		02/10/41	847,680
AutoNation, Inc.
1,425,000	4.750		06/01/30	1,417,861
1,525,000	2.400		08/01/31	1,311,790
2,326,000	5.890		03/15/35	2,358,192
Dollar General Corp.
1,178,000	3.500		04/03/30	1,118,075
3,100,000	5.450		07/05/33	3,171,982
Lowe’s Cos., Inc.
1,450,000	4.250		04/01/52	1,134,639

				11,360,219

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960		07/18/30	2,462,127

Semiconductors(a) – 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
625,000	3.875		01/15/27	621,112
Broadcom, Inc.
1,530,000	2.600	(b)	02/15/33	1,308,991
2,364,000	3.137	(b)	11/15/35	1,994,058
1,306,000	3.187	(b)	11/15/36	1,082,556
Intel Corp.
549,000	5.150		02/21/34	547,205
1,610,000	5.700		02/10/53	1,496,914

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
$525,000	4.400%		06/01/27	$ 526,060
1,435,000	2.650		02/15/32	1,247,862
1,301,000	5.000		01/15/33	1,296,837

				10,121,595

Software(a) – 5.3%
AppLovin Corp.
1,226,000	5.375		12/01/31	1,247,663
3,112,000	5.500		12/01/34	3,160,547
Constellation Software, Inc.(b)
780,000	5.461		02/16/34	795,522
MSCI, Inc.
3,500,000	4.000	(b)	11/15/29	3,384,815
2,795,000	3.875	(b)	02/15/31	2,634,651
2,125,000	3.625	(b)	11/01/31	1,959,271
830,000	3.250	(b)	08/15/33	727,354
Oracle Corp.
2,062,000	2.950		04/01/30	1,924,382
825,000	4.650		05/06/30	832,895
3,200,000	2.875		03/25/31	2,917,472
425,000	3.600		04/01/40	340,145
950,000	4.000		11/15/47	726,836
2,775,000	6.900		11/09/52	3,085,661
Paychex, Inc.
4,175,000	5.100		04/15/30	4,275,158
276,000	5.350		04/15/32	283,325
Synopsys, Inc.
1,325,000	4.850		04/01/30	1,343,682
867,000	5.000		04/01/32	878,046
2,746,000	5.150		04/01/35	2,768,215
VMware LLC
1,075,000	1.800		08/15/28	994,526

				34,280,166

Telecommunication Services – 2.5%
AT&T, Inc.
175,000	4.900	(a)	08/15/37	167,697
925,000	4.850	(a)	03/01/39	874,634
886,000	4.750	(a)	05/15/46	773,186
British Telecommunications PLC
1,415,000	9.625		12/15/30	1,740,662
Rogers Communications, Inc.
2,628,000	3.800	(a)	03/15/32	2,442,069
300,000	4.500	(a)	03/15/42	255,897
T-Mobile USA, Inc.
2,191,000	3.875	(a)	04/15/30	2,127,351
380,000	2.875	(a)	02/15/31	346,032
3,275,000	3.500	(a)	04/15/31	3,076,797
1,800,000	5.050	(a)	07/15/33	1,810,692
Verizon Communications, Inc.
475,000	3.150	(a)	03/22/30	449,778
2,800,000	2.550	(a)	03/21/31	2,511,740

				16,576,535

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) – 0.2%
Burlington Northern Santa Fe LLC
	$1,225,000	5.750%		05/01/40	$ 1,281,080

Trucking & Leasing(a)(b) – 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,675,000	4.400		07/01/27	3,672,868
	525,000	5.875		11/15/27	540,582
	836,000	5.250		07/01/29	856,039

					5,069,489

TOTAL CORPORATE OBLIGATIONS (Cost $586,447,770)					$584,807,279

Sovereign Debt Obligations – 1.7%
Euro – 0.3%
Mexico Government International Bonds
EUR	130,000	1.350	%(a)	09/18/27	$ 148,654
	1,152,000	1.450	(a)	10/25/33	1,065,584
Peru Government International Bonds(a)
	100,000	1.250		03/11/33	97,991
Philippines Government International Bonds
	450,000	0.700		02/03/29	491,319
Romania Government International Bonds(b)
	90,000	2.124		07/16/31	88,192

					1,891,740

Sovereign – 0.5%
Mexico Government International Bonds
	$2,540,000	3.250	(a)	04/16/30	2,341,880
	802,000	3.500	(a)	02/12/34	676,888
Romania Government International Bonds(b)
	160,000	3.000		02/27/27	154,080

					3,172,848

United States Dollar – 0.9%
Chile Government International Bonds
	150,000	3.625		10/30/42	120,338
	200,000	3.500	(a)	01/25/50	142,500
Export-Import Bank of Korea
	390,000	5.125		01/11/33	401,692
Hungary Government International Bonds(b)
	470,000	3.125		09/21/51	277,417
Mexico Government International Bonds
	1,399,000	3.771	(a)	05/24/61	824,011
	440,000	3.750	(a)	04/19/71	249,920
Panama Government International Bonds
	380,000	2.252	(a)	09/29/32	289,902
	650,000	6.853	(a)	03/28/54	595,319
	200,000	3.870	(a)	07/23/60	114,000
	390,000	4.500	(a)	01/19/63	250,331
Peru Government International Bonds
	630,000	5.500	(a)	03/30/36	631,260
	430,000	2.780	(a)	12/01/60	230,910

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Philippines Government International Bonds
$210,000	2.650%		12/10/45	$ 136,054
Republic of Poland Government International Bonds
570,000	5.125	(a)	09/18/34	571,140
700,000	5.500	(a)	03/18/54	647,500
Romania Government International Bonds
70,000	6.375		01/30/34	68,530
560,000	6.125		01/22/44	503,961
State of Israel
400,000	3.800		05/13/60	259,600

				6,314,385

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,514,783)				$ 11,378,973

Municipal Debt Obligations – 0.5%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%		10/01/39	$ 526,234

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
1,250,000	6.630		02/01/35	1,313,064
Illinois State GO Bonds Taxable-Pension Series 2003
872,549	5.100		06/01/33	875,153

				2,188,217

Pennsylvania – 0.1%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991		06/01/42	247,268

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,903,977)				$ 2,961,719

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$ 1,149,850
(Cost $1,190,614)

Shares	Dividend Rate		Value

Investment Company(e) –1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,749,221	4.231%		$ 10,749,221
(Cost $10,749,221)

TOTAL INVESTMENTS – 93.9% (Cost $614,806,365)			$611,047,042

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.1%			40,036,158

NET ASSETS – 100.0%			$651,083,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	1,834,899	EUR	1,558,075	09/23/25	$(10,731)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	116	09/19/25	$13,006,500	$115,013
2 Year U.S. Treasury Notes	42	09/30/25	8,736,985	1,075
20 Year U.S. Treasury Bonds	303	09/19/25	34,987,031	1,206,816
5 Year U.S. Treasury Notes	124	09/30/25	13,516,000	135,144
Ultra Long U.S. Treasury Bonds	543	09/19/25	64,684,875	2,536,761

Total				$3,994,809

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(91)	09/19/25	(10,398,172)	(176,557)

TOTAL FUTURES CONTRACTS				$3,818,252

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.620%(b)	06/30/27		$18,670	$74,181	$(10,688)	$84,869
12M SOFR(c)	3.368(c)	06/23/28		20,220	31,376	1,168	30,208
3.620%(b)	12M SOFR(b)	11/30/29		20,970	(219,820)	(14,903)	(204,917)
3.600(b)	12M SOFR(b)	11/30/29		17,830	(172,933)	20,046	(192,979)
3.600(b)	12M SOFR(b)	06/23/30		21,370	(52,713)	1,115	(53,828)
12M SOFR(b)	3.845(b)	05/21/32		6,810	93,684	(4,516)	98,200
12M SOFR(b)	4.098(b)	06/24/35		5,200	19,279	(174)	19,453
2.000(b)	6M EURO(d)	09/17/35	EUR	1,010	65,274	58,855	6,419
4.213(b)	12M SOFR(b)	05/21/55		$3,930	(34,691)	24,761	(59,452)

TOTAL					$(196,363)	$75,664	$(272,027)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made at maturity. (d)Payments made semi-annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 44	(1.000)%	0.908%	06/20/35	$34,200	$(258,605)	$(91,388)	$(167,217)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.296	06/20/26	2,375	16,785	8,546	8,239
CDX.NA.IG Index 41	1.000	0.334	12/20/28	15,145	334,779	153,392	181,387
CDX.NA.IG Index 42	1.000	0.397	06/20/29	346,355	7,837,340	6,053,707	1,783,633
CDX.NA.IG Index 43	1.000	0.453	12/20/29	181,674	4,146,747	3,512,025	634,722
CDX.NA.IG Index 44	1.000	0.510	06/20/30	22,348	501,766	197,232	304,534
Republic of Chile, 3.240%, 02/06/28	1.000	0.538	06/20/30	2,630	56,267	48,216	8,051
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.777	06/20/30	2,700	28,027	14,656	13,371
Republic of Peru, 8.750%, 11/21/33	1.000	0.822	06/20/30	2,680	22,426	13,347	9,079
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.633	06/20/30	2,690	45,502	31,522	13,980

TOTA L					$12,731,034	$9,941,255	$2,789,779

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 83.1%
Advertising – 1.2%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$146,000	7.875%	04/01/30	$ 150,687
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
43,000	4.250	01/15/29	41,183
258,000	4.625	03/15/30	246,591
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375	02/15/31	10,590

			449,051

Aerospace & Defense – 0.9%
Bombardier, Inc.(a)(b) (BB-/B1)
102,000	6.000	02/15/28	102,511
79,000	7.000	06/01/32	82,302
TransDigm, Inc.(a) (B/B3)
153,000	4.625	01/15/29	150,087

			334,900

Airlines – 0.4%
OneSky Flight LLC(a)(b) (B/B3)
82,000	8.875	12/15/29	85,354
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
23,000	9.500	06/01/28	23,624
45,000	6.375	02/01/30	42,105

			151,083

Automotive(a)(b) – 1.2%
Allison Transmission, Inc. (NR/Ba2)
244,000	3.750	01/30/31	223,775
Clarios Global LP/Clarios U.S. Finance Co. (BB-/B1)
37,000	6.750	02/15/30	38,474
Phinia, Inc. (BB/Ba2)
46,000	6.625	10/15/32	46,706
Phinia, Inc. (BB+/Baa3)
119,000	6.750	04/15/29	122,710

			431,665

Banks(a) – 1.4%
Freedom Mortgage Corp.(b) (B/B2)
129,000	6.625	01/15/27	129,335
JPMorgan Chase & Co.(c) (BBB/Baa2) (5 yr. CMT + 2.152%)
88,000	6.500	04/01/30	90,795
UBS Group AG(b)(c) (BB/NR) (5 yr. CMT + 3.098%)
256,000	3.875	06/02/26	249,933
Walker & Dunlop, Inc.(b) (BB/Ba2)
37,000	6.625	04/01/33	38,125

			508,188

Building Materials – 2.2%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
209,000	4.250	02/01/32	193,542
45,000	6.750	05/15/35	46,336
Quikrete Holdings, Inc.(a)(b) (B+/B2)
28,000	6.750	03/01/33	28,883
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
106,000	6.375	03/01/32	109,067

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
Smyrna Ready Mix Concrete LLC(a)(b) (BB-/Ba3)
$139,000	8.875%	11/15/31	$ 145,826
Standard Building Solutions, Inc.(a)(b) (BB/Ba3)
111,000	6.500	08/15/32	113,634
Standard Industries, Inc.(a)(b) (BB/Ba3)
89,000	5.000	02/15/27	88,731
88,000	4.375	07/15/30	83,288

			809,307

Chemicals – 3.4%
Avient Corp.(a)(b) (BB-/Ba3)
94,000	7.125	08/01/30	96,917
46,000	6.250	11/01/31	46,364
Celanese U.S. Holdings LLC(a) (BB+/Ba1)
60,000	6.750	04/15/33	60,616
125,000	7.200	11/15/33	132,756
Chemours Co.(a)(b) (BB-/B1)
150,000	4.625	11/15/29	130,746
FMC Corp.(a)(c) (BB/Ba1) (5 yr. CMT + 4.366%)
60,000	8.450	11/01/55	61,547
Ingevity Corp.(a)(b) (NR/Ba3)
317,000	3.875	11/01/28	302,073
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
60,000	6.250	03/15/32	59,797
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
200,000	4.250	10/01/28	190,344
WR Grace Holdings LLC(a)(b) (B-/B2)
208,000	4.875	06/15/27	206,401

			1,287,561

Commercial Services – 2.8%
APi Group DE, Inc.(a)(b) (B+/B1)
396,000	4.125	07/15/29	377,646
26,000	4.750	10/15/29	25,555
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B+/B1)
40,000	8.375	06/15/32	41,850
Garda World Security Corp.(a)(b) (B/B1)
79,000	7.750	02/15/28	81,727
Garda World Security Corp.(a)(b) (CCC+/Caa2)
51,000	8.375	11/15/32	52,396
Hertz Corp.(a)(b) (B/Ba3)
73,000	12.625	07/15/29	76,344
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
38,000	6.500	05/15/29	37,354
Neptune Bidco U.S., Inc.(a)(b) (B/B2)
120,000	9.290	04/15/29	116,855
NESCO Holdings II, Inc.(a)(b) (B/B3)
46,000	5.500	04/15/29	44,708
Service Corp. International(a) (BB/Ba3)
39,000	5.750	10/15/32	39,429
VT Topco, Inc.(a)(b) (B/B2)
124,000	8.500	08/15/30	131,699
Williams Scotsman, Inc.(a)(b) (BB-/B2)
23,000	6.625	04/15/30	23,887

			1,049,450

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a)(b) – 1.3%
Ahead DB Holdings LLC (CCC+/Caa1)
$44,000	6.625%		05/01/28	$ 44,113
CACI International, Inc. (BB-/Ba2)
30,000	6.375		06/15/33	30,990
Diebold Nixdorf, Inc. (B/B2)
88,000	7.750		03/31/30	93,642
McAfee Corp. (CCC+/Caa1)
205,000	7.375		02/15/30	193,522
Seagate Data Storage Technology Pte. Ltd. (BB/Ba3)
35,000	5.875		07/15/30	35,627
Virtusa Corp. (B-/Caa1)
105,000	7.125		12/15/28	100,040

				497,934

Distribution & Wholesale(a)(b) – 0.4%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
156,000	3.875		11/15/29	147,797

Diversified Financial Services – 2.6%
Coinbase Global, Inc.(a)(b) (BB-/B1)
97,000	3.375		10/01/28	90,937
Credit Acceptance Corp.(a)(b) (BB/Ba3)
42,000	6.625		03/15/30	42,593
Focus Financial Partners LLC(a)(b) (B/B2)
79,000	6.750		09/15/31	80,662
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
13,000	9.250		02/01/29	13,500
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
83,000	6.125		11/01/32	83,734
55,000	6.750		05/01/33	56,688
OneMain Finance Corp.(a) (BB/Ba2)
95,000	9.000		01/15/29	99,658
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
65,000	6.875		02/15/33	66,611
Rocket Cos., Inc.(a)(b) (BB/Ba1)
45,000	6.125		08/01/30	45,858
80,000	6.375		08/01/33	81,872
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
40,000	6.875		07/15/32	40,420
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
128,000	5.500		04/15/29	124,385
UWM Holdings LLC(a)(b) (NR/Ba3)
65,000	6.625		02/01/30	65,086
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
69,000	7.500		06/15/31	72,401

				964,405

Electrical – 2.3%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
160,000	6.375		02/15/32	159,974
Lightning Power LLC(a)(b) (BB/Ba3)
46,000	7.250		08/15/32	48,413
NRG Energy, Inc.(a) (BB/Ba2)
60,000	5.750		01/15/28	60,306
73,000	3.375	(b)	02/15/29	68,886
169,000	5.750	(b)	07/15/29	169,215
61,000	3.625	(b)	02/15/31	56,161

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pike Corp.(a)(b) (B/B3)
$213,000	5.500%	09/01/28	$ 212,717
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
70,000	4.375	05/01/29	68,209

			843,881

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
209,000	7.250	06/15/28	211,477
13,000	6.375	03/15/29	13,385
87,000	6.625	03/15/32	90,421

			315,283

Electronics(a)(b) – 1.1%
Atkore, Inc. (BB+/Ba2)
245,000	4.250	06/01/31	226,463
Sensata Technologies BV (BB+/Ba2)
200,000	4.000	04/15/29	190,150

			416,613

Engineering & Construction – 1.1%
Arcosa, Inc.(a)(b) (B+/Ba3)
42,000	6.875	08/15/32	43,530
Global Infrastructure Solutions, Inc.(a)(b) (BB/B1)
238,000	5.625	06/01/29	236,401
129,000	7.500	04/15/32	131,358

			411,289

Entertainment – 2.3%
Boyne USA, Inc.(a)(b) (B/B1)
207,000	4.750	05/15/29	200,833
Caesars Entertainment, Inc.(a)(b) (B-/B3)
81,000	4.625	10/15/29	77,312
Caesars Entertainment, Inc.(a)(b) (BB-/Ba3)
147,000	7.000	02/15/30	152,307
Cinemark USA, Inc.(a)(b) (BB-/B2)
202,000	5.250	07/15/28	201,153
37,000	7.000	08/01/32	38,447
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
28,000	6.625	02/01/33	28,058
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
169,000	5.250	08/15/29	165,277

			863,387

Environmental(a)(b) – 0.6%
Madison IAQ LLC (CCC+/Caa1)
210,000	5.875	06/30/29	206,356
Waste Pro USA, Inc. (B-/B3)
28,000	7.000	02/01/33	29,121

			235,477

Food & Drug Retailing – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b) (BB+/Ba2)
83,000	6.250	03/15/33	85,668

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Chobani Holdco II LLC(a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
$18,839	8.750%	10/01/29	$ 20,201
Performance Food Group, Inc.(a)(b) (BB/B1)
150,000	4.250	08/01/29	144,698
Post Holdings, Inc.(a)(b) (B+/B2)
107,000	5.500	12/15/29	106,575
117,000	6.375	03/01/33	118,100
Post Holdings, Inc.(a)(b) (BB/Ba1)
46,000	6.250	02/15/32	47,319
U.S. Foods, Inc.(a)(b) (BB+/Ba3)
78,000	4.625	06/01/30	75,971

			598,532

Healthcare Providers & Services – 1.7%
DaVita, Inc.(a)(b) (BB-/Ba3)
89,000	6.875	09/01/32	92,290
55,000	6.750	07/15/33	56,786
Insulet Corp.(a)(b) (B+/B2)
13,000	6.500	04/01/33	13,556
Medline Borrower LP(a)(b) (B/B3)
174,000	5.250	10/01/29	172,660
Medline Borrower LP(a)(b) (BB-/Ba3)
95,000	3.875	04/01/29	91,213
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
88,000	6.250	01/15/33	89,572
Select Medical Corp.(a)(b) (B/B1)
111,000	6.250	12/01/32	111,671

			627,748

Home Builders(a) – 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) (B+/B1)
130,000	4.875	02/15/30	116,902
Century Communities, Inc.(b) (BB/Ba2)
184,000	3.875	08/15/29	170,327
Forestar Group, Inc.(b) (BB-/Ba3)
125,000	6.500	03/15/33	125,946
KB Home (BB+/Ba1)
76,000	7.250	07/15/30	78,628
LGI Homes, Inc.(b) (BB-/Ba3)
100,000	4.000	07/15/29	89,413
Taylor Morrison Communities, Inc.(b) (BB+/Ba1)
128,000	5.875	06/15/27	130,047

			711,263

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc. (CCC+/B2)
42,000	8.250	06/30/31	38,141

Housewares – 0.6%
Newell Brands, Inc.(a) (B+/B1)
13,000	6.375	05/15/30	12,642
23,000	6.625	05/15/32	22,001
Scotts Miracle-Gro Co.(a) (B-/B2)
212,000	4.375	02/01/32	194,618

			229,261

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a)(b) – 2.6%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
$220,000	4.250%	02/15/29	$ 211,475
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
83,000	6.000	08/01/29	80,919
Acrisure LLC/Acrisure Finance, Inc. (NR/NR)
30,000	6.750	07/01/32	30,423
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
133,000	6.750	04/15/28	135,173
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
133,000	7.875	11/01/29	136,061
HUB International Ltd. (B/Caa1)
120,000	7.375	01/31/32	125,533
Panther Escrow Issuer LLC (B/B2)
128,000	7.125	06/01/31	133,009
Ryan Specialty LLC (BB-/B1)
60,000	5.875	08/01/32	60,429
USI, Inc. (CCC+/Caa1)
42,000	7.500	01/15/32	44,324

			957,346

Internet – 2.2%
ANGI Group LLC(a)(b) (B/B2)
271,000	3.875	08/15/28	253,065
Gen Digital, Inc.(a)(b) (BB-/B1)
138,000	7.125	09/30/30	143,160
37,000	6.250	04/01/33	38,036
GrubHub Holdings, Inc.(a)(b) (B-/B3)
108,000	5.500	07/01/27	104,760
Match Group Holdings II LLC(a)(b) (BB/Ba2)
117,000	4.625	06/01/28	114,114
49,000	4.125	08/01/30	45,945
Snap, Inc.(a)(b) (B+/B1)
106,000	6.875	03/01/33	108,709

			807,789

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
119,000	6.750	04/15/30	114,773
Cleveland-Cliffs, Inc. (a)(b) (NR/Ba3)
46,000	6.875	11/01/29	45,297
65,000	7.375	05/01/33	61,002

			221,072

Leisure Time – 2.8%
Carnival Corp.(a)(b) (BB+/Ba3)
172,000	6.000	05/01/29	173,725
162,000	5.750	03/15/30	164,829
250,000	5.875	06/15/31	254,628
88,000	6.125	02/15/33	89,955
MajorDrive Holdings IV LLC(a)(b) (CCC/Caa2)
155,000	6.375	06/01/29	122,566
Royal Caribbean Cruises Ltd.(a)(b) (BBB-/Baa3)
87,000	6.250	03/15/32	89,429
Viking Cruises Ltd.(a)(b) (BB-/B1)
37,000	7.000	02/15/29	37,315

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB+/Ba1)
$43,000	5.625%	02/15/29	$ 42,945
VOC Escrow Ltd. (a)(b) (BB+/Ba1)
62,000	5.000	02/15/28	61,669

			1,037,061

Lodging – 1.9%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	207,572
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B2)
155,000	5.000	06/01/29	149,012
164,000	4.875	07/01/31	151,105
Travel & Leisure Co.(a)(b) (BB-/Ba3)
212,000	4.500	12/01/29	204,097

			711,786

Machinery - Construction & Mining(a)(b) – 0.1%
Terex Corp. (BB-/Ba3)
37,000	6.250	10/15/32	37,080

Machinery-Diversified(a)(b) – 1.8%
Chart Industries, Inc. (B+/B2)
83,000	9.500	01/01/31	88,526
Chart Industries, Inc. (BB-/Ba2)
207,000	7.500	01/01/30	216,814
Esab Corp. (BB+/Ba1)
65,000	6.250	04/15/29	66,574
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
85,000	9.000	02/15/29	88,857
TK Elevator Holdco GmbH (CCC+/Caa1)
200,000	7.625	07/15/28	200,168

			660,939

Media – 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
512,000	4.750	03/01/30	496,261
171,000	4.250	02/01/31	159,572
483,000	4.250	01/15/34	429,875
CSC Holdings LLC(a)(b) (CCC+/Caa1)
200,000	4.500	11/15/31	140,776
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB-/B1)
155,000	10.000	02/15/31	150,522
DISH Network Corp.(a)(b) (B/Caa1)
97,000	11.750	11/15/27	99,871
GCI LLC(a)(b) (B+/B3)
238,000	4.750	10/15/28	230,175
Gray Media, Inc.(a)(b) (B/Ba3)
97,000	10.500	07/15/29	104,231
McGraw-Hill Education, Inc.(a)(b) (B/B1)
133,000	7.375	09/01/31	138,734
Midcontinent Communications(a)(b) (B+/B3)
128,000	8.000	08/15/32	135,712
Nexstar Media, Inc.(a)(b) (BB+/B2)
120,000	4.750	11/01/28	116,881

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sinclair Television Group, Inc.(a)(b) (B+/B2)
$171,000	8.125%	02/15/33	$ 173,199
Sirius XM Radio LLC (a)(b) (BB+/Ba3)
127,000	4.125	07/01/30	116,787
Sunrise HoldCo IV BV(a)(b) (B/B3)
200,000	5.500	01/15/28	198,178
TEGNA, Inc.(a) (BB+/Ba3)
150,000	5.000	09/15/29	143,263

			2,834,037

Metal Fabricate & Hardware(a)(b) – 0.4%
Roller Bearing Co. of America, Inc. (B+/Ba3)
168,000	4.375	10/15/29	162,681

Mining(a)(b) – 0.1%
Novelis Corp. (BB/B1)
23,000	6.875	01/30/30	23,782

Miscellaneous Manufacturing – 1.0%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
23,000	6.375	03/15/33	23,366
Axon Enterprise, Inc.(a)(b) (BB+/Ba3)
37,000	6.125	03/15/30	38,064
37,000	6.250	03/15/33	38,222
Hillenbrand, Inc.(a) (BB+/Ba1)
304,000	3.750	03/01/31	272,509

			372,161

Oil Field Services – 8.6%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
222,000	6.250	04/01/28	222,952
60,000	6.625	09/01/32	61,160
Aris Water Holdings LLC(a)(b) (B+/B2)
65,000	7.250	04/01/30	67,003
Chord Energy Corp.(a)(b) (BB/Ba2)
88,000	6.750	03/15/33	90,031
Civitas Resources, Inc.(a)(b) (BB-/B1)
196,000	8.375	07/01/28	200,930
CNX Resources Corp.(a)(b) (BB/B1)
163,000	6.000	01/15/29	163,618
83,000	7.375	01/15/31	86,513
37,000	7.250	03/01/32	38,356
Crescent Energy Finance LLC(a)(b) (BB-/B1)
236,000	7.625	04/01/32	230,513
103,000	7.375	01/15/33	98,570
EQT Corp.(a)(b) (BBB-/Baa3)
66,000	7.500	06/01/27	67,288
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
128,000	6.750	09/01/29	131,305
Kodiak Gas Services LLC(a)(b) (BB-/B2)
168,000	7.250	02/15/29	173,912
Matador Resources Co.(a)(b) (BB-/B1)
128,000	6.875	04/15/28	130,569
51,000	6.500	04/15/32	50,998
67,000	6.250	04/15/33	66,614
Noble Finance II LLC(a)(b) (BB-/B1)
198,000	8.000	04/15/30	201,643

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Permian Resources Operating LLC(a)(b) (BB+/Ba2)
$79,000	5.875%	07/01/29	$ 79,289
118,000	7.000	01/15/32	122,313
28,000	6.250	02/01/33	28,257
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
88,000	7.875	11/01/28	92,123
SM Energy Co.(a)(b) (BB-/B1)
46,000	6.750	08/01/29	45,843
Sunoco LP(a)(b) (BB+/Ba1)
74,000	7.000	05/01/29	77,068
37,000	6.250	07/01/33	37,611
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
210,000	4.500	04/30/30	201,886
Tidewater, Inc.(a)(b) (BB-/B3)
45,000	9.125	07/15/30	46,294
Transocean Poseidon Ltd.(a)(b) (B/B1)
75,600	6.875	02/01/27	75,726
Transocean Titan Financing Ltd.(a)(b) (B/B1)
112,191	8.375	02/01/28	114,755
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
208,000	7.125	03/15/29	213,208

			3,216,348

Packaging(a)(b) – 1.3%
Clearwater Paper Corp. (B/B1)
128,000	4.750	08/15/28	121,571
Clydesdale Acquisition Holdings, Inc. (B+/B2)
46,000	6.750	04/15/32	47,144
Crown Americas LLC (BB+/Ba2)
65,000	5.875	06/01/33	65,450
Efesto Bidco SpA Efesto U.S. LLC (B-/B3)
201,000	7.500	02/15/32	204,097
Mauser Packaging Solutions Holding Co. (B/B2)
55,000	7.875	04/15/27	55,943

			494,205

Pharmaceuticals – 1.1%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000	04/15/32	221,971
AdaptHealth LLC(a)(b) (B+/B1)
118,000	6.125	08/01/28	118,072
35,000	4.625	08/01/29	33,000
45,000	5.125	03/01/30	42,789

			415,832

Pipelines – 6.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
111,000	5.375	06/15/29	110,231
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
46,000	7.000	07/15/29	48,029
Buckeye Partners LP(a)(b) (BB-/Ba3)
74,000	6.875	07/01/29	76,642
37,000	6.750	02/01/30	38,417

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
CNX Midstream Partners LP(a)(b) (BB/B1)
$44,000	4.750%		04/15/30	$ 41,639
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500		12/15/33	271,212
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
51,000	8.625		03/15/29	52,953
105,000	7.375		06/30/33	104,535
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
65,000	7.875		05/15/32	67,598
74,000	8.000		05/15/33	77,462
Global Partners LP/GLP Finance Corp.(a) (B+/B1)
115,000	6.875		01/15/29	117,037
60,000	8.250	(b)	01/15/32	63,128
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
93,000	5.875		03/01/28	94,380
32,000	6.500		06/01/29	32,888
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
120,000	8.875		07/15/28	125,950
65,000	7.375		07/15/32	68,362
Kinetik Holdings LP(a)(b) (BB+/Ba1)
271,000	5.875		06/15/30	273,396
NuStar Logistics LP(a) (NR/Ba1)
106,000	6.000		06/01/26	106,418
Prairie Acquiror LP(a)(b) (B-/B3)
32,000	9.000		08/01/29	33,352
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
28,000	6.750		03/15/33	29,241
Summit Midstream Holdings LLC(a)(b) (B+/B3)
60,000	8.625		10/31/29	61,189
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
60,000	7.375		02/15/29	61,652
139,000	6.000		12/31/30	136,485
129,000	6.000		09/01/31	125,825
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
51,000	8.500		06/15/30	53,069
Venture Global LNG, Inc.(a)(b) (BB/B1)
126,000	8.125		06/01/28	130,130
40,000	6.500	(a)	01/15/34	40,000
40,000	6.750	(a)	01/15/36	40,000

				2,481,220

Real Estate Investment Trust(a)(b) – 0.6%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
97,000	5.000		07/15/32	93,048
RHP Hotel Properties LP/RHP Finance Corp. (BB/Ba3)
15,000	6.500		06/15/33	15,443
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (B/B2)
116,000	4.750		04/15/28	113,619

				222,110

Retailing – 6.4%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
163,000	4.375		01/15/28	159,957
257,000	4.000		10/15/30	239,665

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Asbury Automotive Group, Inc.(a) (BB/B1)
$62,000	4.625	%(b)	11/15/29	$ 59,865
122,000	4.750		03/01/30	118,041
26,000	5.000	(b)	02/15/32	24,764
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
37,000	8.000		05/15/32	39,455
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa2)
85,000	6.000		03/01/29	78,038
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
165,000	4.000		08/15/28	159,459
18,000	6.375		01/15/30	18,525
Ken Garff Automotive LLC(a)(b) (BB-/B1)
81,000	4.875		09/15/28	80,053
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
257,000	4.875		05/01/29	249,886
37,000	8.250		08/01/31	39,309
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
145,000	3.875		06/01/29	138,384
162,000	4.375		01/15/31	153,971
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
163,000	3.750		02/15/31	150,323
Penske Automotive Group, Inc.(a) (BB-/Ba3)
303,000	3.750		06/15/29	287,711
QXO Building Products, Inc.(a)(b) (BB-/Ba3)
132,000	6.750		04/30/32	136,281
Sonic Automotive, Inc.(a)(b) (BB-/B1)
146,000	4.625		11/15/29	141,566
58,000	4.875		11/15/31	55,098
Staples, Inc.(a)(b) (B-/B3)
45,000	10.750		09/01/29	42,740

				2,373,091

Semiconductors(a)(b) – 0.3%
ON Semiconductor Corp. (BB/Ba2)
119,000	3.875		09/01/28	115,097

Software – 3.0%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
126,000	6.500		02/15/30	123,970
Castle U.S. Holding Corp.(a)(b) (NR/Ca)
111,000	9.500		02/15/28	49,357
Cloud Software Group, Inc.(a)(b) (B/B2)
93,000	6.500		03/31/29	93,845
83,000	8.250		06/30/32	88,361
CoreWeave, Inc.(a)(b) (B/B1)
80,000	9.250		06/01/30	81,790
Fair Isaac Corp.(a)(b) (BB+/Ba1)
35,000	6.000		05/15/33	35,402
Open Text Corp.(a)(b) (BB/Ba3)
201,000	3.875		02/15/28	194,946
132,000	3.875		12/01/29	124,373
Twilio, Inc.(a) (BB+/Ba2)
136,000	3.625		03/15/29	129,452
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
212,000	3.875		02/01/29	199,465

				1,120,961

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – 1.1%
EchoStar Corp. (B/Caa1)
$231,000	10.750%	11/30/29	$ 237,489
Frontier Communications Holdings LLC(b) (CCC+/Caa1)
93,000	6.750	05/01/29	94,238
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (B-/B3)
74,000	8.250	10/01/31	77,503

			409,230

Transportation(a)(b) – 1.0%
Beacon Mobility Corp. (B/B1)
55,000	7.250	08/01/30	56,130
Rand Parent LLC (BB-/Ba1)
94,000	8.500	02/15/30	94,308
XPO, Inc. (BB-/Ba3)
217,000	7.125	02/01/32	227,277

			377,715

TOTAL CORPORATE OBLIGATIONS
(Cost $30,689,242)			$30,973,759

Bank Loans(e) – 14.5%
Aerospace & Defense – 0.5%
Propulsion (BC) Finco SARL (NR/B2)(3 mo. USD Term SOFR + 3.250%)
$180,275	7.546%	09/14/29	$ 180,585

Airlines – 0.3%
Vista Management Holding, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 3.750%)
100,000	8.048	04/01/31	100,167

Automotive – 0.5%
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
189,544	9.541	03/30/27	178,619

Automotive - Parts – 0.3%
Mavis Tire Express Services Corp. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
117,951	7.333	05/04/28	117,820

Building & Construction – 1.0%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
99,251	7.077	07/30/31	99,190
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
24,875	6.827	11/03/31	24,937
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.250%)
49,875	7.522	10/17/31	50,077
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
141,974	7.941	03/31/28	141,831
TRC Cos. LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
69,117	7.327	12/08/28	68,892

			384,927

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Building Materials – 0.4%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.500%)
	$94,471	8.057%	12/22/28	$ 94,678
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
	50,000	11.307	12/21/29	49,958

				144,636

Capital Goods – Others – 1.2%
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	70,954	5.730	05/21/28	83,580
(3 mo. USD Term SOFR + 3.500%)
	$70,227	8.057	05/19/28	70,616
Terex Corp. (BBB-/Baa3)(1 mo. USD Term SOFR + 1.000%)
	174,562	6.327	10/08/31	175,418
Titan Acquisition Ltd. (B-/B3)((3 mo. USD Term SOFR + 4.500%) – (6 mo. USD Term SOFR + 4.500%))
	123,750	8.666–8.796	02/15/29	123,992

				453,606

Commercial Services – 1.5%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	148,504	7.802	12/29/31	148,244
Holding Socotec (B/B2)(3 mo. USD Term SOFR + 3.750%)
	99,000	8.040	06/30/28	99,082
Holding Socotec SAS (B/B2)(3 mo. EUR EURIBOR + 3.250%)
EUR	75,000	5.230	06/02/28	88,291
Teneo Holdings LLC (B/B2)(1 mo. USD Term SOFR + 4.750%)
	$223,304	9.077	03/13/31	225,258

				560,875

Containers & Packaging – 0.7%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	138,668	7.061	11/29/30	139,102
Clydesdale Acquisition Holdings, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.175%)
	118,808	7.502	04/13/29	118,522

				257,624

Diversified Financial Services – 0.6%
DRW Holdings LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.500%)
	188,348	7.827	06/26/31	188,583
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	49,875	9.260	11/05/31	40,835

				229,418

Diversified Manufacturing – 0.5%
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	189,343	7.327	04/05/29	189,904

Energy - Exploration & Production – 0.4%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.750%)
	137,392	8.046	05/01/31	137,350

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Entertainment – 0.4%
Alterra Mountain Co. (B+/B1)(1 mo. USD Term SOFR + 3.000%)
$19,850	7.327%	05/31/30	$ 19,888
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 5.250%)
124,375	9.566	12/02/31	124,219

			144,107

Food & Beverages(f) – 0.2%
Sazerac Co., Inc. (NR/NR)
75,000	0.000	06/26/32	74,906

Healthcare – 0.4%
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 4.750%)
164,607	9.344	02/28/28	164,864

Internet – 0.3%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
99,750	7.796	10/02/31	94,513

Machinery – 0.7%
Apex Tool Group LLC (CCC-/Caa2)(g) (1 mo. USD Term SOFR + 7.500%)
60,167	7.500	02/08/30	46,930
Apex Tool Group LLC (CCC+/B3)(1 mo. USD Term SOFR + 4.000%)
25,423	9.677	02/08/29	21,864
TK Elevator Midco GmbH (B/B2)(3 mo. USD Term SOFR + 3.000%)
202,418	7.237	04/30/30	202,855

			271,649

Midstream – 0.1%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
50,000	6.313	01/30/32	49,907

Mining – 0.1%
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
48,128	8.642	04/23/29	41,925

Oil Field Services – 0.5%
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
168,988	7.177	06/07/29	168,988

Pharmaceuticals – 0.6%
Covetrus, Inc. (B-/B2)(3 mo. USD Term SOFR + 5.000%)
268,812	9.296	10/13/29	241,539

Pipelines – 0.1%
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 4.250%)
24,813	8.577	08/01/29	24,944

Retailers – 0.8%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
142,901	7.577	12/11/30	141,937

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Retailers – (continued)
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
$148,875	6.577%	06/11/31	$ 145,525

			287,462

Technology – 0.5%
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 2.250%)
24,813	7.316	03/01/29	24,063
Pitney Bowes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
149,625	8.077	03/19/32	149,188

			173,251

Technology - Software – 1.6%
Ahead DB Holdings LLC (B/B1)(3 mo. USD Term SOFR + 3.000%)
142,975	7.310	02/03/31	143,005
Clover Holdings 2 LLC (B/B2)(3 mo. USD Term SOFR + 4.000%)
175,000	8.307	12/09/31	175,054
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
173,205	8.057	09/29/28	173,928
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
115,310	7.577	02/15/29	115,252

			607,239

Wireless Telecommunication Services – 0.3%
Zayo Group Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
125,000	7.441	03/09/27	118,650

TOTAL BANK LOANS
(Cost $5,433,285)			$ 5,399,475

Shares	Description		Value

Common Stocks – 0.2%
Energy Equipment & Services – 0.1%
1,721	Noble Corp. PLC		$ 45,692

Oil, Gas & Consumable Fuels(h) – 0.1%
1,141,924	Prairie Provident Resources, Inc.		25,157

TOTAL COMMON STOCKS
(Cost $2,957,473)			$ 70,849

Shares	Dividend Rate	Value

Investment Company(i) –0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,581	4.231%	$ 1,581
(Cost $1,581)

TOTAL INVESTMENTS – 97.8%
(Cost $ 39,081,581)		$36,445,664

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		$813,964

NET ASSETS – 100.0%		$37,259,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(d)	Pay-in-kind securities.

(e)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD 172,929	EUR 146,726	09/23/25	$(876)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	32	09/30/25	$6,656,750	$22,766
Short position contracts:
10 Year U.S. Treasury Notes	(33)	09/19/25	(3,700,125)	(54,935)
5 Year U.S. Treasury Notes	(17)	09/30/25	(1,853,000)	(17,794)
Ultra 10-Year U.S. Treasury Notes	(4)	09/19/25	(457,062)	(8,154)

Total				$(80,883)

TOTAL FUTURES CONTRACTS				$(58,117)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

	$		$		$
EMERGING MARKETS CREDIT FUND

Investment Type	Level 1		Level 2		Level 3

Assets
Fixed Income
Corporate Obligations		$—		$24,381,965		$—
Sovereign Debt Obligations		—		1,103,415		—
U.S. Treasury Obligations		60,666		—		—
Investment Company		173,417		—		—

Total		$234,083		$25,485,380		$—

Derivative Type

Assets(a)
Futures Contracts		$8,885		$—		$—
Interest Rate Swap Contracts		—		1,668		—

Total		$8,885		$1,668		$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts		$—		$(3,783)		$—
Futures Contracts		(12,878)		—		—
Interest Rate Swap Contracts		—		(926)		—

Total		$(12,878)		$(4,709)		$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	$		$		$
EMERGING MARKETS DEBT FUND

Investment Type	Level 1		Level 2		Level 3

Assets
Fixed Income
Sovereign Debt Obligations		$—		$254,053,663		$—
Corporate Obligations		—		91,897,264		—
Common Stock and/or Other Equity Investments(b)
Asia		—		49,621		—
Investment Company		16,743,810		—		—

Total		$16,743,810		$346,000,548		$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)		$—		$1,952,820		$—
Futures Contracts(a)		431,990		—		—
Interest Rate Swap Contracts(a)		—		412,185		—
Credit Default Swap Contracts(a)		—		3,400		—
Purchased Option Contracts		—		366,446		—

Total		$431,990		$2,734,851		$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)		$—		$(2,096,650)		$—
Futures Contracts(a)		(69,113)		—		—
Interest Rate Swap Contracts(a)		—		(244,248)		—
Written Option Contracts		—		(490,161)		—

Total		$(69,113)		$(2,831,059)		$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	$		$		$
HIGH YIELD FUND

Investment Type	Level 1		Level 2		Level 3

Assets
Fixed Income
Corporate Obligations		$—		$1,810,120,435		$—
Bank Loans		—		87,137,461		—
Securities Lending Reinvestment Vehicle		69,687,981		—		—
Common Stock and/or Other Equity Investments(b)
Europe		—		9,849,662		—
North America		1,023,883		951,215		—
Preferred Stocks		—		1,020,000		—
Rights		—		994,312		—
Warrants		—		55,405		19,789
Exchange Traded Funds		19,805,625		—		—
Investment Company		41,173,606		—		—
Short-term Investments		—		8,128,002		—

Total		$131,691,095		$1,918,256,492		$19,789

Liabilities
Fixed Income(a)

Unfunded Loan Committments		$—		$(2,143)		$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts		$—		$52,732		$—
Futures Contracts		2,226,617		—		—
Credit Default Swap Contracts		—		4,896,856		—

Total		$2,226,617		$4,949,588		$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts		$—		$(610,657)		$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	$	$	$
HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$1,511,016,026	$15,861,152
Corporate Obligations	—	87,690,687	—
Asset-Backed Securities	—	15,638,444	—
Common Stock and/or Other Equity Investments(b)
Europe	—	3,856,516	—
North America	677,897	3,488,368	163
Securities Lending Reinvestment Vehicle	6,630,866	—	—
Rights	—	1,483,359	—
Preferred Stocks	—	—	125,510
Warrants	—	76,501	163
Exchange Traded Funds	76,545,376	—	—
Investment Company	60,668,454	—	—

Total	$144,522,593	$1,623,249,901	$15,986,988

Liabilities
Fixed Income(a)

Unfunded Loan Committments	$—	$6,613	$—

Derivative Type

Assets(a)
Futures Contracts	$441,567	$—	$—
Credit Default Swap Contracts	—	868,804	—

Total	$441,567	$868,804	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(314,578)	$—
Futures Contracts	(338,997)	—	—

Total	$(338,997)	$(314,578)	$—

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$584,807,279	$—
Sovereign Debt Obligations	—	11,378,973	—
Municipal Debt Obligations	—	2,961,719	—
U.S. Treasury Obligations	1,149,850	—	—
Investment Company	10,749,221	—	—

Total	$11,899,071	$599,147,971	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	$	$	$
INVESTMENT GRADE CREDIT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$3,994,809	$—	$—
Interest Rate Swap Contracts	—	239,149	—
Credit Default Swap Contracts	—	2,956,996	—

Total	$3,994,809	$3,196,145	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,731)	$—
Futures Contracts	(176,557)	—	—
Interest Rate Swap Contracts	—	(511,176)	—
Credit Default Swap Contracts	—	(167,217)	—

Total	$(176,557)	$(689,124)	$—

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$30,973,759	$—
Bank Loans	—	5,352,545	46,930
Common Stock and/or Other Equity Investments(b)
North America	70,849	—	—
Investment Company	1,581	—	—

Total	$72,430	$36,326,304	$46,930

Derivative Type

Assets(a)
Futures Contracts	$22,766	$—	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(876)	$—
Futures Contracts	(80,883)	—	—

Total	$(80,883)	$(876)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.